UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.6%
Financials - 12.1%
Banks - 0.0%
Bank of Baroda	32,100	$83,710

Banks - 3.1%
Axis Bank Ltd.	7,860	70,217
Banco Macro SA (ADR) (a)	2,050	117,260
Bank Hapoalim BM	48,705	234,191
Bank of America Corp.	118,300	1,820,637
Bank of China Ltd.-Class H	334,000	192,646
Bank of Queensland Ltd.	35,050	367,281
Citigroup, Inc.	20,903	1,076,923
Citizens Financial Group, Inc.	22,861	551,636
Comerica, Inc.	9,600	433,248
Danske Bank A/S	18,460	486,664
Fifth Third Bancorp	13,200	248,820
ICICI Bank Ltd.	23,100	116,694
ING Groep NV (b)	35,870	525,423
Intesa Sanpaolo SpA	78,950	267,956
JPMorgan Chase & Co.	8,799	533,043
KeyCorp	5,836	82,638
Mitsubishi UFJ Financial Group, Inc.	126,400	782,847
PNC Financial Services Group, Inc. (The)	3,700	344,988
Shinhan Financial Group Co., Ltd.	2,130	80,024
Societe Generale SA	7,102	342,899
Sumitomo Mitsui Financial Group, Inc. (a)	4,200	160,879
SunTrust Banks, Inc.	3,675	151,006
UniCredit SpA	55,540	376,633
Wells Fargo & Co.	37,200	2,023,680

		11,388,233

Capital Markets - 1.2%
Affiliated Managers Group, Inc. (b)	2,938	631,024
Bank of New York Mellon Corp. (The)	8,000	321,920
BlackRock, Inc.-Class A	1,780	651,195
Goldman Sachs Group, Inc. (The)	3,077	578,384
Morgan Stanley	10,587	377,850
Partners Group Holding AG	1,000	298,127
State Street Corp.	4,100	301,473
UBS Group AG (b)	66,592	1,248,673

		4,408,646

Consumer Finance - 0.9%
Capital One Financial Corp.	17,736	1,397,952
Discover Financial Services	13,500	760,725
Muthoot Finance Ltd.	5,481	17,968
Shriram Transport Finance Co., Ltd.	2,305	40,915
SLM Corp. (b)	58,900	546,592
Springleaf Holdings, Inc. (b)	7,100	367,567

		3,131,719

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.-Class B (b)	5,300	764,896
Challenger Ltd./Australia	38,980	211,601
Friends Life Group Ltd.	36,030	220,576
Intercontinental Exchange, Inc.	5,393	1,258,025

Company	Shares	U.S. $ Value
ORIX Corp.	47,100	661,808
Voya Financial, Inc.	9,000	387,990

		3,504,896

Insurance - 2.8%
ACE Ltd.	2,100	234,129
Admiral Group PLC	41,110	930,839
AIA Group Ltd.	259,600	1,628,224
Allstate Corp. (The)	19,600	1,394,932
American Financial Group, Inc./OH	11,700	750,555
American International Group, Inc.	20,200	1,106,758
Aon PLC	9,440	907,373
Assicurazioni Generali SpA	22,866	449,595
Chubb Corp. (The)	1,638	165,602
Direct Line Insurance Group PLC	32,790	154,736
Hanover Insurance Group, Inc. (The)	5,700	413,706
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	2,350	504,973
Progressive Corp. (The)	4,200	114,240
Prudential PLC	36,520	906,260
Suncorp Group Ltd.	15,340	157,305
Travelers Cos., Inc. (The)	3,700	400,081
Unum Group	2,300	77,579
XL Group PLC	3,000	110,400

		10,407,287

Real Estate Investment Trusts (REITs) - 2.3%
Ashford Hospitality Trust, Inc.	35,531	341,808
AvalonBay Communities, Inc.	2,750	479,187
Boston Properties, Inc.	1,764	247,807
Equity Residential	6,470	503,754
Essex Property Trust, Inc.	2,595	596,590
General Growth Properties, Inc.	14,630	432,317
Granite Real Estate Investment Trust	10,292	359,911
HCP, Inc.	14,520	627,409
Health Care REIT, Inc.	2,360	182,570
Host Hotels & Resorts, Inc.	5,370	108,367
Macerich Co. (The)	3,350	282,506
Mapletree Industrial Trust	159,000	182,900
Mapletree Logistics Trust	231,389	209,917
Mexico Real Estate Management SA de CV (b)	59,400	93,577
Prologis, Inc.	9,693	422,227
Public Storage	1,900	374,566
Simon Property Group, Inc.	7,746	1,515,427
Stockland	137,209	468,786
Vastned Retail NV	6,634	324,956
Ventas, Inc.	5,520	403,070
Vornado Realty Trust	1,960	219,520

		8,377,172

Real Estate Management & Development - 0.6%
Ayala Land, Inc.	21,100	18,137
CBRE Group, Inc.-Class A (b)	10,990	425,423
CK Hutchison Holdings Ltd.	19,500	398,646
Daito Trust Construction Co., Ltd. (a)	2,900	323,830
Global Logistic Properties Ltd.	439,000	847,311
IMMOFINANZ AG (b)	62,420	183,839

Company	Shares	U.S. $ Value
KWG Property Holding Ltd.	239,000	169,252

		2,366,438

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	26,340	553,929
LIC Housing Finance Ltd.	17,210	120,221

		674,150

		44,342,251

Consumer Discretionary - 10.5%
Auto Components - 0.9%
Aisin Seiki Co., Ltd. (a)	8,700	315,421
Bridgestone Corp.	5,400	216,216
Cie Generale des Etablissements Michelin-Class B	1,980	196,901
Continental AG	980	230,787
GKN PLC	35,560	188,623
Lear Corp.	5,200	576,264
Magna International, Inc. (New York)-Class A	9,200	493,672
Nokian Renkaat Oyj	7,200	214,573
Plastic Omnium SA	5,490	144,686
Sumitomo Electric Industries Ltd.	30,800	403,740
Valeo SA	2,090	311,734

		3,292,617

Automobiles - 1.2%
Bayerische Motoren Werke AG	1,790	222,918
Ford Motor Co.	70,248	1,133,803
General Motors Co.	11,102	416,325
Great Wall Motor Co., Ltd.-Class H	32,000	225,589
Honda Motor Co., Ltd. (a)	16,900	551,665
Isuzu Motors Ltd.	17,500	232,181
Tata Motors Ltd.	21,730	189,795
Toyota Motor Corp.	20,000	1,396,074
Volkswagen AG (Preference Shares)	690	182,990

		4,551,340

Diversified Consumer Services - 0.3%
Estacio Participacoes SA	37,100	215,517
H&R Block, Inc.	10,434	334,618
Kroton Educacional SA	43,600	140,573
TAL Education Group (ADR) (a)(b)	7,729	256,757

		947,465

Hotels, Restaurants & Leisure - 1.1%
Melco International Development Ltd. (a)	113,000	190,153
Merlin Entertainments PLC (c)	79,179	518,376
Sodexo SA	9,049	882,579
Starbucks Corp.	19,070	1,805,929
Wyndham Worldwide Corp.	6,040	546,439
Yum! Brands, Inc.	2,150	169,248

		4,112,724

Household Durables - 0.1%
GoPro, Inc.-Class A (a)(b)	5,119	222,216

Company	Shares	U.S. $ Value
PulteGroup, Inc.	8,350	185,620

		407,836

Internet & Catalog Retail - 0.4%
Just Eat PLC (b)	23,721	153,419
Priceline Group, Inc. (The) (b)	1,100	1,280,565

		1,433,984

Leisure Products - 0.2%
Polaris Industries, Inc.	5,775	814,852

Media - 1.8%
Comcast Corp.-Class A	20,400	1,151,988
CTS Eventim AG & Co. KGaA	5,189	163,479
Liberty Global PLC-Series C (b)	11,718	583,673
Naspers Ltd.-Class N	2,400	368,138
Regal Entertainment Group-Class A	15,910	363,384
Thomson Reuters Corp.	2,453	99,494
Time Warner, Inc.	14,665	1,238,313
Vivendi SA (b)	19,454	483,000
Walt Disney Co. (The)	21,238	2,227,654

		6,679,123

Multiline Retail - 1.2%
B&M European Value Retail SA	139,637	647,305
Dillard’s, Inc.-Class A	5,440	742,614
Dollar General Corp. (b)	9,972	751,689
Dollar Tree, Inc. (b)	8,010	649,972
Kohl’s Corp.	11,332	886,729
Poundland Group PLC	59,110	319,870
Target Corp.	3,929	322,453

		4,320,632

Specialty Retail - 2.2%
Foot Locker, Inc.	14,078	886,914
Foschini Group Ltd. (The)	8,050	119,687
GameStop Corp.-Class A (a)	17,900	679,484
Home Depot, Inc. (The)	20,921	2,376,835
Inditex SA	2,470	79,301
Kingfisher PLC	29,490	166,385
L Brands, Inc.	1,063	100,230
L’Occitane International SA	3,500	9,977
O’Reilly Automotive, Inc. (b)	3,370	728,729
Office Depot, Inc. (b)	55,194	507,785
Pier 1 Imports, Inc.	4,364	61,009
Ross Stores, Inc.	3,341	352,008
Shimamura Co., Ltd.	1,700	157,455
Sports Direct International PLC (b)	61,799	555,408
Staples, Inc.	26,142	425,722
Ulta Salon Cosmetics & Fragrance, Inc. (b)	3,950	595,857
Yamada Denki Co., Ltd. (a)	51,500	212,074

		8,014,860

Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA	11,730	942,516

Company	Shares	U.S. $ Value
Global Brands Group Holding Ltd. (b)	600,000	116,864
HUGO BOSS AG	3,586	435,669
Kering	590	115,179
NIKE, Inc.-Class B	17,521	1,757,882
Samsonite International SA	164,100	572,078
Titan Co., Ltd.	14,370	89,596

		4,029,784

		38,605,217

Information Technology - 9.5%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	31,143	369,512
Cisco Systems, Inc.	32,740	901,169
F5 Networks, Inc. (b)	4,860	558,608

		1,829,289

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	16,231	956,493
Arrow Electronics, Inc. (b)	4,300	262,945
Keysight Technologies, Inc. (b)	15,180	563,937

		1,783,375

Internet Software & Services - 2.1%
Baidu, Inc. (Sponsored ADR) (b)	1,920	400,128
Facebook, Inc.-Class A (b)	34,060	2,800,243
Google, Inc.-Class A (b)	1,100	610,170
Google, Inc.-Class C (b)	3,220	1,764,560
LinkedIn Corp.-Class A (b)	2,130	532,202
Telecity Group PLC	50,683	656,099
Tencent Holdings Ltd.	4,500	85,513
Twitter, Inc. (b)	20,720	1,037,657

		7,886,572

IT Services - 1.2%
Booz Allen Hamilton Holding Corp.	8,600	248,884
Cap Gemini SA	1,900	155,879
HCL Technologies Ltd.	3,680	57,629
Tata Consultancy Services Ltd.	5,350	218,851
Visa, Inc.-Class A	41,000	2,681,810
Xerox Corp.	67,600	868,660

		4,231,713

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Semiconductor Engineering, Inc.	86,000	116,456
Altera Corp.	17,410	747,063
Applied Materials, Inc.	23,664	533,860
ASM International NV	6,180	284,929
Infineon Technologies AG	22,340	265,777
Intel Corp.	37,190	1,162,931
Linear Technology Corp.	17,660	826,488
Novatek Microelectronics Corp.	41,000	211,598
NVIDIA Corp.	45,769	957,716
SCREEN Holdings Co., Ltd.	37,000	279,903

Company	Shares	U.S. $ Value
Sumco Corp.	18,500	309,812

		5,696,533

Software - 1.8%
ANSYS, Inc. (b)	13,475	1,188,360
Aspen Technology, Inc. (b)	10,880	418,771
Dassault Systemes	9,770	661,179
Electronic Arts, Inc. (b)	9,971	586,444
Microsoft Corp.	37,586	1,528,059
Mobileye NV (b)	29,233	1,228,663
Oracle Corp.	11,712	505,373
ServiceNow, Inc. (b)	7,065	556,581

		6,673,430

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	38,660	4,810,464
Casetek Holdings Ltd.	21,000	113,186
Catcher Technology Co., Ltd.	20,000	209,164
Hewlett-Packard Co.	43,000	1,339,880
Samsung Electronics Co., Ltd.	180	233,415

		6,706,109

		34,807,021

Health Care - 7.5%
Biotechnology - 1.5%
Actelion Ltd. (REG) (b)	1,540	177,614
Biogen, Inc. (b)	6,612	2,791,851
Gilead Sciences, Inc. (b)	27,630	2,711,331

		5,680,796

Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (b)	7,204	387,467
Essilor International SA	1,350	155,001
Intuitive Surgical, Inc. (b)	3,672	1,854,470

		2,396,938

Health Care Providers & Services - 2.1%
Aetna, Inc.	11,500	1,225,095
Anthem, Inc.	10,500	1,621,305
Express Scripts Holding Co. (b)	4,157	360,703
Premier, Inc.-Class A (b)	13,714	515,372
Quest Diagnostics, Inc.	5,934	456,028
UnitedHealth Group, Inc.	29,921	3,539,355

		7,717,858

Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE	5,059	1,361,620
Illumina, Inc. (b)	4,428	822,014
Mettler-Toledo International, Inc. (b)	1,699	558,376
Quintiles Transnational Holdings, Inc. (b)	12,473	835,317

		3,577,327

Company	Shares	U.S. $ Value
Pharmaceuticals - 2.3%
Astellas Pharma, Inc.	18,800	308,036
GlaxoSmithKline PLC	37,120	854,500
Johnson & Johnson	18,000	1,810,800
Merck & Co., Inc.	17,399	1,000,094
Novo Nordisk A/S-Class B	14,100	752,711
Pfizer, Inc.	59,423	2,067,326
Roche Holding AG	3,930	1,079,933
Sun Pharmaceutical Industries Ltd.	11,420	186,315
Teva Pharmaceutical Industries Ltd.	2,770	173,117
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	1,570	97,811

		8,330,643

		27,703,562

Industrials - 5.6%
Aerospace & Defense - 1.0%
Airbus Group NV	9,150	594,850
General Dynamics Corp.	2,100	285,033
L-3 Communications Holdings, Inc.	5,064	637,001
Rockwell Collins, Inc.	10,630	1,026,326
Safran SA	3,950	275,993
Zodiac Aerospace	30,277	1,001,761

		3,820,964

Air Freight & Logistics - 0.1%
FedEx Corp.	1,441	238,413

Airlines - 1.0%
Alaska Air Group, Inc.	9,550	632,019
Delta Air Lines, Inc.	28,808	1,295,208
International Consolidated Airlines Group SA (b)	58,500	521,423
Japan Airlines Co., Ltd.	4,000	124,429
JetBlue Airways Corp. (b)	31,864	613,382
Qantas Airways Ltd. (b)	127,940	303,461

		3,489,922

Building Products - 0.0%
Assa Abloy AB-Class B	2,880	171,548

Commercial Services & Supplies - 0.3%
APR Energy PLC	29,787	167,460
Babcock International Group PLC	45,125	658,277
Regus PLC	26,718	86,340

		912,077

Electrical Equipment - 0.3%
Acuity Brands, Inc.	3,420	575,107
AMETEK, Inc.	9,242	485,575

		1,060,682

Industrial Conglomerates - 0.7%
Danaher Corp.	13,789	1,170,686
General Electric Co.	30,300	751,743
Hutchison Whampoa Ltd.	18,000	249,263

Company	Shares	U.S. $ Value
Toshiba Corp.	74,000	310,065

		2,481,757

Industrial Warehouse Distribution - 0.2%
DCT Industrial Trust, Inc.	5,480	189,937
GLP J-Reit	104	107,674
Hansteen Holdings PLC (a)	68,120	123,583
Japan Logistics Fund, Inc. (a)	57	118,456
Nippon Prologis REIT, Inc.	48	105,666
PLA Administradora Industrial S de RL de CV (b)	71,170	144,174

		789,490

Machinery - 0.7%
ITT Corp.	13,651	544,812
JTEKT Corp.	21,600	336,775
Pall Corp.	8,180	821,190
Wabtec Corp./DE	8,800	836,088

		2,538,865

Marine - 0.1%
AP Moeller-Maersk A/S-Class B (a)	65	135,865
Nippon Yusen KK	128,000	368,221

		504,086

Mixed Office Industrial - 0.1%
Goodman Group	67,960	327,237

Professional Services - 0.7%
Bureau Veritas SA	37,429	803,030
Capita PLC	53,841	890,034
Teleperformance	12,403	849,999

		2,543,063

Road & Rail - 0.2%
Central Japan Railway Co.	2,200	397,583
JB Hunt Transport Services, Inc.	5,650	482,482

		880,065

Trading Companies & Distributors - 0.2%
Brenntag AG	6,350	379,378
Bunzl PLC	8,420	228,279
Rexel SA	8,477	159,840

		767,497

		20,525,666

Consumer Staples - 4.2%
Beverages - 0.6%
Asahi Group Holdings Ltd.	4,100	130,005
Molson Coors Brewing Co.-Class B	1,000	74,450
Monster Beverage Corp. (b)	14,871	2,058,072

		2,262,527

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	8,670	1,313,462
CVS Health Corp.	31,250	3,225,312

Company	Shares	U.S. $ Value
Delhaize Group SA	4,790	430,334
Lenta Ltd. (GDR) (b)(c)	6,510	50,127
Olam International Ltd.	179,412	258,930
Sugi Holdings Co., Ltd.	2,100	103,858

		5,382,023

Food Products - 0.6%
Archer-Daniels-Midland Co.	4,200	199,080
Bunge Ltd.	1,020	84,007
Ingredion, Inc.	6,874	534,935
Mead Johnson Nutrition Co.-Class A	11,160	1,121,915
Unilever PLC	3,518	146,783

		2,086,720

Household Products - 0.3%
Energizer Holdings, Inc.	3,113	429,750
Henkel AG & Co. KGaA	852	87,920
Procter & Gamble Co. (The)	6,101	499,916
Reckitt Benckiser Group PLC	2,780	238,817

		1,256,403

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)-Class A	5,590	464,864
L’Oreal SA	1,770	326,018

		790,882

Tobacco - 1.0%
Altria Group, Inc.	10,291	514,756
British American Tobacco PLC	26,049	1,348,921
Imperial Tobacco Group PLC	11,940	523,763
Philip Morris International, Inc.	14,575	1,097,935

		3,485,375

		15,263,930

Energy - 2.8%
Energy Equipment & Services - 0.2%
Aker Solutions ASA (b)(c)	14,840	77,013
National Oilwell Varco, Inc.	2,700	134,973
Schlumberger Ltd.	7,304	609,446

		821,432

Oil, Gas & Consumable Fuels - 2.6%
BG Group PLC	37,120	455,601
Chevron Corp.	9,425	989,437
Exxon Mobil Corp.	24,000	2,040,000
Hess Corp.	16,359	1,110,285
JX Holdings, Inc.	112,800	434,015
Marathon Petroleum Corp.	5,851	599,084
Murphy Oil Corp.	12,167	566,982
Occidental Petroleum Corp.	15,000	1,095,000
Petroleo Brasileiro SA (Sponsored ADR)	16,210	98,719
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	10,595	316,141
TOTAL SA	11,080	550,754

Company	Shares	U.S. $ Value
Valero Energy Corp.	16,962	1,079,122

		9,335,140

		10,156,572

Equity: Other - 2.7%
Diversified/Specialty - 2.4%
Boral Ltd.	83,340	403,984
British Land Co. PLC (The)	42,753	526,926
Buzzi Unicem SpA (a)	12,990	194,508
CA Immobilien Anlagen AG (b)	15,980	299,157
ClubCorp Holdings, Inc.	19,904	385,341
Cofinimmo SA	2,140	250,914
CSR Ltd.	29,850	91,247
Duke Realty Corp.	13,570	295,419
East Japan Railway Co.	2,500	200,335
Fibra Uno Administracion SA de CV	13,620	36,073
Folkestone Education Trust	51,780	86,764
Fukuoka REIT Corp.	55	102,565
GPT Group (The)	86,260	299,611
Gramercy Property Trust, Inc.	13,167	369,598
Hemfosa Fastigheter AB (b)	12,010	273,881
Kennedy Wilson Europe Real Estate PLC	22,084	360,026
Lend Lease Group	31,346	395,918
Merlin Properties Socimi SA (b)	31,450	428,795
Mitsubishi Estate Co., Ltd.	22,000	510,223
Mitsui Fudosan Co., Ltd.	17,100	502,193
Nomura Real Estate Holdings, Inc.	6,400	115,259
Orix JREIT, Inc.	126	180,464
Royal Mail PLC	53,190	345,000
Spirit Realty Capital, Inc.	10,661	128,785
Sumitomo Realty & Development Co., Ltd.	16,000	576,022
Sun Hung Kai Properties Ltd.	51,600	796,311
Taiheiyo Cement Corp.	23,000	70,226
UOL Group Ltd.	30,100	167,518
Wharf Holdings Ltd. (The)	66,000	459,885

		8,852,948

Health Care - 0.2%
Chartwell Retirement Residences	20,060	195,761
LTC Properties, Inc.	8,940	411,240

		607,001

Triple Net - 0.1%
National Retail Properties, Inc.	4,480	183,546
Realty Income Corp. (a)	3,560	183,696

		367,242

		9,827,191

Retail - 1.7%
Regional Mall - 0.3%
Pennsylvania Real Estate Investment Trust	16,140	374,932
Taubman Centers, Inc.	1,240	95,641
Westfield Corp.	33,280	241,184
WP GLIMCHER, Inc.	25,568	425,196

		1,136,953

Company	Shares	U.S. $ Value
Shopping Center/Other Retail - 1.4%
Aeon Mall Co., Ltd.	12,500	247,539
American Realty Capital Properties, Inc.	16,300	160,555
DDR Corp.	18,030	335,718
Federation Centres	39,870	92,033
Fibra Shop Portafolios Inmobiliarios SAPI de CV	128,490	145,729
Hammerson PLC	22,530	221,879
Japan Retail Fund Investment Corp.	115	228,514
JB Hi-Fi Ltd. (a)	13,790	195,587
Klepierre	9,553	469,111
Link REIT (The)	34,768	213,817
Mercialys SA	12,420	315,448
Ramco-Gershenson Properties Trust	20,470	380,742
Regency Centers Corp.	2,630	178,945
Retail Opportunity Investments Corp.	22,800	417,240
RioCan Real Estate Investment Trust (Toronto)	4,973	113,748
Scentre Group	188,849	536,489
Unibail-Rodamco SE	1,769	477,694
Weingarten Realty Investors	8,570	308,349

		5,039,137

		6,176,090

Utilities - 1.5%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	10,800	607,500
Edison International	16,900	1,055,743
EDP-Energias de Portugal SA	128,430	480,989
Electricite de France SA	11,420	273,832
Enel SpA	40,691	183,819
FirstEnergy Corp.	2,857	100,166
Great Plains Energy, Inc.	13,052	348,227
Westar Energy, Inc.	10,000	387,600

		3,437,876

Gas Utilities - 0.2%
Atmos Energy Corp.	1,800	99,540
UGI Corp.	20,700	674,613

		774,153

Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (b)	36,286	829,861

Multi-Utilities - 0.2%
DTE Energy Co.	1,200	96,828
PG&E Corp.	7,299	387,358
Public Service Enterprise Group, Inc.	3,500	146,720

		630,906

		5,672,796

Materials - 1.5%
Chemicals - 1.4%
Arkema SA	3,556	281,620
BASF SE	1,060	104,935
CF Industries Holdings, Inc.	2,783	789,481
Chr Hansen Holding A/S	7,710	353,996
Denki Kagaku Kogyo KK	45,000	177,286

Company	Shares	U.S. $ Value
Essentra PLC	92,674	1,362,283
IMCD Group NV (b)	2,670	89,946
Incitec Pivot Ltd.	51,516	159,120
JSR Corp.	22,300	386,173
Koninklijke DSM NV	5,238	291,937
LyondellBasell Industries NV-Class A	8,300	728,740
Monsanto Co.	4,149	466,929

		5,192,446

Metals & Mining - 0.0%
Alcoa, Inc.	8,700	112,404

Paper & Forest Products - 0.1%
Mondi PLC	13,260	254,818

		5,559,668

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	10,161	331,757
Bezeq The Israeli Telecommunication Corp., Ltd.	63,518	118,280
CenturyLink, Inc.	3,700	127,835
Level 3 Communications, Inc. (b)	18,160	977,734
Nippon Telegraph & Telephone Corp.	10,200	629,656
Telefonica Brasil SA (Preference Shares)	10,200	158,135
Telenor ASA	6,620	133,594

		2,476,991

Wireless Telecommunication Services - 0.7%
China Mobile Ltd.	17,000	221,113
SK Telecom Co., Ltd.	630	155,022
SoftBank Corp.	16,000	931,830
Sunrise Communications Group AG (b)(c)	1,338	115,929
Turkcell Iletisim Hizmetleri AS (b)	21,330	109,403
Vodafone Group PLC	180,923	592,038
Vodafone Group PLC (Sponsored ADR)	16,900	552,292

		2,677,627

		5,154,618

Residential - 1.3%
Multi-Family - 1.0%
Barratt Developments PLC	23,250	181,786
China Resources Land Ltd.	108,000	305,927
China Vanke Co., Ltd.-Class H (a)(b)	119,060	280,326
CIFI Holdings Group Co., Ltd.	640,000	145,459
Deutsche Annington Immobilien SE	8,811	296,910
Ichigo Real Estate Investment Corp.	183	147,833
Irish Residential Properties REIT PLC	135,000	145,884
Japan Rental Housing Investments, Inc.	138	100,707
Kaisa Group Holdings Ltd. (a)(d)(e)	409,000	82,300
Kenedix Residential Investment Corp. (a)	34	105,532
LEG Immobilien AG (b)	4,319	342,605
Meritage Homes Corp. (b)	4,340	211,098
Mid-America Apartment Communities, Inc.	6,880	531,618
Sun Communities, Inc.	5,101	340,339
UNITE Group PLC (The)	21,290	184,910

Company	Shares	U.S. $ Value
Wing Tai Holdings Ltd.	269,700	377,296

		3,780,530

Self Storage - 0.2%
Extra Space Storage, Inc.	8,660	585,156
Safestore Holdings PLC	46,690	202,509

		787,665

Single Family - 0.1%
Fortune Brands Home & Security, Inc.	4,220	200,366

		4,768,561

Office - 0.9%
Office - 0.9%
Allied Properties Real Estate Investment Trust	7,776	247,300
Alstria Office REIT-AG (b)	10,638	149,522
Cousins Properties, Inc.	8,040	85,224
Dream Office Real Estate Investment Trust	9,836	204,633
Entra ASA (b)(c)	18,146	188,652
Fabege AB	21,670	310,520
Hongkong Land Holdings Ltd.	57,000	430,350
Hudson Pacific Properties, Inc.	7,440	246,934
Investa Office Fund	50,000	148,159
Japan Real Estate Investment Corp.	58	272,808
Kenedix Office Investment Corp.-Class A	59	323,733
Kilroy Realty Corp.	1,320	100,544
NTT Urban Development Corp.	11,000	109,877
Parkway Properties, Inc./Md	12,928	224,301
Workspace Group PLC	17,530	221,669

		3,264,226

Lodging - 0.3%
Lodging - 0.3%
Ashford Hospitality Prime, Inc.	21,984	368,672
Ashford, Inc. (b)	408	48,454
Japan Hotel REIT Investment Corp.	215	152,941
Pebblebrook Hotel Trust	2,240	104,317
RLJ Lodging Trust	16,240	508,474

		1,182,858

Financial: Other - 0.1%
Financial: Other - 0.1%
HFF, Inc.-Class A	11,600	435,464

Mortgage - 0.0%
Mortgage - 0.0%
Concentradora Hipotecaria SAPI de CV	104,000	175,566

Total Common Stocks (cost $192,458,976)		233,621,257

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 8.5%
Industrial - 5.5%
Basic - 0.5%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	45	44,393
Basell Finance Co. BV
8.10%, 3/15/27 (c)		145	199,675
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)		240	239,462
Dow Chemical Co. (The)
4.125%, 11/15/21		165	179,303
Glencore Funding LLC
4.125%, 5/30/23 (c)		126	128,317
International Paper Co.
3.65%, 6/15/24		48	48,940
LyondellBasell Industries NV
5.75%, 4/15/24		435	512,764
Minsur SA
6.25%, 2/07/24 (c)		333	369,592
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		237	215,670
Vale Overseas Ltd.
6.875%, 11/21/36		65	62,868

			2,000,984

Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		217	175,227
Owens Corning
6.50%, 12/01/16 (f)		11	11,827
Republic Services, Inc.
3.80%, 5/15/18		17	18,024
Yamana Gold, Inc.
4.95%, 7/15/24		277	272,350

			477,428

Communications - Media - 1.1%
21st Century Fox America, Inc.
3.00%, 9/15/22		400	404,820
6.15%, 2/15/41		130	168,073
CBS Corp.
5.75%, 4/15/20		250	287,314
Comcast Corp.
5.15%, 3/01/20		451	518,347
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		75	77,737
4.45%, 4/01/24		107	114,275
5.00%, 3/01/21		290	322,784
Discovery Communications LLC
3.45%, 3/15/25		176	175,858
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(g)		221	229,011
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)(h)		233	247,027

	Principal Amount (000)		U.S. $ Value
Omnicom Group, Inc.
3.625%, 5/01/22	U.S.$	64	67,116
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		435	533,699
Time Warner Cable, Inc.
4.125%, 2/15/21		165	177,455
4.50%, 9/15/42		36	36,928
Time Warner, Inc.
3.55%, 6/01/24		35	36,248
4.70%, 1/15/21		123	136,938
7.625%, 4/15/31		110	153,804
Viacom, Inc.
3.875%, 4/01/24		110	113,175
5.625%, 9/15/19		83	93,748
WPP Finance
2010 4.75%, 11/21/21		77	86,741

			3,981,098

Communications - Telecommunications - 0.6%
American Tower Corp.
5.05%, 9/01/20		380	419,739
AT&T, Inc.
4.80%, 6/15/44		74	75,778
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		490	552,547
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	39,843
SBA Tower Trust
2.898%, 10/15/19 (c)	U.S.$	251	254,051
Telefonica Emisiones SAU
5.462%, 2/16/21		185	211,424
Verizon Communications, Inc.
3.50%, 11/01/24		418	427,767
6.55%, 9/15/43		297	386,741

			2,367,890

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		915	1,077,140

Consumer Cyclical - Retailers - 0.2%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		201	214,553
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		320	330,865

			545,418

Consumer Non-Cyclical - 0.9%
Actavis Funding SCS
3.80%, 3/15/25		282	291,032
3.85%, 6/15/24		89	91,932
Agilent Technologies, Inc.
5.00%, 7/15/20		71	77,424
Altria Group, Inc.
2.625%, 1/14/20		320	325,132

	Principal Amount (000)		U.S. $ Value
Bayer US Finance LLC
3.375%, 10/08/24 (c)	U.S.$	321	334,152
Becton Dickinson and Co.
3.734%, 12/15/24		141	147,571
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		69	69,805
8.50%, 6/15/19		153	188,533
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		339	347,868
Medtronic, Inc.
3.50%, 3/15/25 (c)		320	334,525
Perrigo Finance PLC
3.50%, 12/15/21		300	310,439
Reynolds American, Inc.
3.25%, 11/01/22		220	218,912
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		121	130,645
Tyson Foods, Inc.
2.65%, 8/15/19		64	65,533
3.95%, 8/15/24		206	217,636

			3,151,139

Energy - 1.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		111	92,861
Encana Corp.
3.90%, 11/15/21		140	146,509
Energy Transfer Partners LP
7.50%, 7/01/38		248	313,420
Enterprise Products Operating LLC
5.20%, 9/01/20		185	208,450
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		302	302,466
3.95%, 9/01/22		424	430,632
6.85%, 2/15/20		330	385,170
Marathon Petroleum Corp.
5.125%, 3/01/21		163	183,341
Noble Energy, Inc.
3.90%, 11/15/24		170	172,949
8.25%, 3/01/19		374	447,426
Noble Holding International Ltd.
4.90%, 8/01/20		3	2,906
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		315	345,479
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		295	304,336
TransCanada PipeLines Ltd.
6.35%, 5/15/67		120	116,400
Valero Energy Corp.
6.125%, 2/01/20		175	202,729
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		230	263,488
Williams Partners LP
4.125%, 11/15/20		155	161,480

			4,080,042

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (c)	U.S.$	320	318,687

Technology - 0.4%
Hewlett-Packard Co.
4.65%, 12/09/21		114	124,708
KLA-Tencor Corp.
4.65%, 11/01/24		225	236,302
Motorola Solutions, Inc.
3.50%, 3/01/23		156	156,540
7.50%, 5/15/25		35	43,247
Seagate HDD Cayman
4.75%, 1/01/25 (c)		127	131,508
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		335	347,103
Total System Services, Inc.
2.375%, 6/01/18		141	141,815
3.75%, 6/01/23		139	138,712

			1,319,935

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.75%, 12/15/16		155	166,197

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)		237	238,979
5.00%, 4/07/18 (c)		230	247,327
Ryder System, Inc.
5.85%, 11/01/16		127	135,744
7.20%, 9/01/15		127	130,191

			752,241

			20,238,199

Financial Institutions - 2.7%
Banking - 1.7%
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	84	117,854
Citigroup, Inc.
3.875%, 3/26/25	U.S.$	235	235,799
Compass Bank
5.50%, 4/01/20		314	344,234
Countrywide Financial Corp.
6.25%, 5/15/16		92	96,785
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (c)		390	394,561
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		335	391,065
Series D
6.00%, 6/15/20		440	513,551
ING Bank NV
2.00%, 9/25/15 (c)		480	482,840
Morgan Stanley
5.625%, 9/23/19		168	191,230

	Principal Amount (000)		U.S. $ Value
Series G
5.50%, 7/24/20	U.S.$	189	216,776
Murray Street Investment Trust I
4.647%, 3/09/17		44	46,627
Nationwide Building Society
6.25%, 2/25/20 (c)		465	552,450
Nordea Bank AB
6.125%, 9/23/24 (c)(h)		200	206,376
PNC Bank NA
3.80%, 7/25/23		685	726,737
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)(h)		190	197,362
Santander UK PLC
5.00%, 11/07/23 (c)		200	215,373
Standard Chartered PLC
4.00%, 7/12/22 (c)		470	483,160
UBS AG/Stamford CT
7.625%, 8/17/22		380	460,893
Wells Fargo Bank NA
6.18%, 2/15/36		250	314,750

			6,188,423

Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16		468	472,396

Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)		173	201,782

Insurance - 0.6%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		160	172,700
American International Group, Inc.
4.875%, 6/01/22		155	176,150
6.40%, 12/15/20		300	363,395
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (c)(h)		320	345,600
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		180	205,113
5.50%, 3/30/20		242	277,841
Lincoln National Corp.
8.75%, 7/01/19		98	123,312
MetLife, Inc.
10.75%, 8/01/39		70	117,565
Prudential Financial, Inc.
5.625%, 6/15/43		200	212,000
XLIT Ltd.
6.375%, 11/15/24		157	193,422

			2,187,098

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		336	336,773

	Principal Amount (000)		U.S. $ Value
REITS - 0.1%
Health Care REIT, Inc.
5.25%, 1/15/22	U.S.$	300	338,126
Trust F/1401
5.25%, 12/15/24 (c)		270	290,250

			628,376

			10,014,848

Utility - 0.3%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		155	177,288
Constellation Energy Group, Inc.
5.15%, 12/01/20		89	100,532
Exelon Generation Co. LLC
4.25%, 6/15/22		128	135,058
Pacific Gas & Electric Co.
6.05%, 3/01/34		38	49,646

			462,524

Natural Gas - 0.2%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		490	520,968

			983,492

Total Corporates - Investment Grade (cost $29,337,460)			31,236,539

MORTGAGE PASS-THROUGHS - 7.3%
Agency Fixed Rate 30-Year - 6.8%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		342	387,569
Series 2007
5.50%, 7/01/35		34	38,885
Federal National Mortgage Association
3.00%, 4/01/45, TBA		1,463	1,495,918
3.50%, 5/01/42-3/01/45		1,619	1,720,845
3.50%, 5/01/45, TBA		3,603	3,775,972
4.00%, 5/01/45, TBA		9,926	10,596,368
4.50%, 5/25/45, TBA		3,804	4,139,227
5.00%, 12/01/39		225	250,003
Series 2004
5.50%, 2/01/34-11/01/34		129	145,711
Series 2007
5.50%, 1/01/37-8/01/37		479	541,662
Series 2008
5.50%, 8/01/37		207	234,340
Government National Mortgage Association
3.00%, 4/01/45, TBA		1,740	1,792,336

			25,118,836

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 15-Year - 0.5%
Federal National Mortgage Association
3.00%, 5/01/30, TBA	U.S.$	1,645	1,721,210

Total Mortgage Pass-Throughs (cost $26,519,766)			26,840,046

GOVERNMENTS - TREASURIES - 6.1%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	1,670	496,188

United States - 6.0%
U.S. Treasury Bonds
2.75%, 8/15/42	U.S.$	280	291,441
3.125%, 2/15/43-8/15/44		1,185	1,326,250
3.375%, 5/15/44		234	274,010
3.625%, 8/15/43-2/15/44		1,380	1,686,166
4.375%, 2/15/38		1,027	1,376,074
4.50%, 2/15/36		223	303,785
4.625%, 2/15/40		1,510	2,107,747
U.S. Treasury Notes
1.25%, 10/31/18		1,115	1,121,011
1.375%, 3/31/20		2,920	2,920,455
1.50%, 1/31/19		288	291,735
1.625%, 8/31/19		545	552,962
2.00%, 11/15/21-2/15/25		930	946,265
2.25%, 11/15/24		570	585,987
2.50%, 8/15/23-5/15/24		6,181	6,493,860
2.75%, 2/15/24		1,597	1,711,750

			21,989,498

Total Governments - Treasuries (cost $20,975,930)			22,485,686

ASSET-BACKED SECURITIES - 4.8%
Autos - Fixed Rate - 2.9%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		390	390,954
Series 2014-1, Class A2
1.29%, 1/15/19		336	337,543
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class D
4.04%, 7/10/17		320	325,620
Series 2013-3, Class A3
0.92%, 4/09/18		654	655,002
Series 2013-4, Class A3
0.96%, 4/09/18		275	275,186
Series 2013-5, Class A2A
0.65%, 3/08/17		49	48,782
Series 2014-1, Class A3
0.90%, 2/08/19		310	309,524
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		137	136,786

	Principal Amount (000)		U.S. $ Value
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class A
2.46%, 7/20/20 (c)	U.S.$	705	711,959
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		203	203,887
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		480	480,396
Series 2014-1, Class B
2.22%, 1/22/19		80	80,968
Carfinance Capital Auto Trust
Series 2013-1A, Class A
1.65%, 7/17/17 (c)		37	37,153
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		173	171,812
Series 2014-B, Class A
1.11%, 11/15/18 (c)		142	141,822
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)		189	188,886
Series 2014-2, Class A2
1.05%, 3/20/20 (c)		270	270,130
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		446	446,586
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (c)		13	13,481
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		47	47,365
Series 2014-1A, Class A
1.29%, 5/15/18 (c)		76	76,236
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		77	76,380
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		268	268,538
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		62	61,675
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)	CAD	103	81,651
Series 2014-R2A, Class A1
1.353%, 3/15/16 (c)		35	27,500
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	244	243,993
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		155	154,413
Series 2014-2, Class A

	Principal Amount (000)		U.S. $ Value
2.31%, 4/15/26 (c)	U.S.$	440	446,572
Series 2014-B, Class A2
0.47%, 3/15/17		262	262,027
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19		322	322,805
Series 2015-2, Class A1
1.98%, 1/15/22		322	321,200
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		449	449,019
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		270	270,254
Series 2015-1, Class A3
1.41%, 6/15/20		126	126,092
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)		345	345,013
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (c)		305	305,009
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		140	141,761
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		368	368,046
Series 2013-5, Class A2A
0.64%, 4/17/17		6	6,279
Series 2014-2, Class A3
0.80%, 4/16/18		335	334,841
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		634	633,608

			10,596,754

Autos - Floating Rate - 0.6%
Ally Master Owner Trust
Series 2014-2, Class A
0.545%, 1/16/18 (f)		630	630,396
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.556%, 7/20/19 (f)		407	406,622
Series 2015-1, Class A
0.676%, 1/20/20 (f)		429	429,000
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.725%, 12/10/27 (c)(f)		282	282,214
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.921%, 10/25/19 (c)(f)		207	207,001

	Principal Amount (000)		U.S. $ Value
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.676%, 10/20/20 (c)(f)	U.S.$	320	320,013

			2,275,246

Credit Cards - Fixed Rate - 0.5%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		141	141,485
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		326	333,061
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19		270	270,906
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		379	382,451
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		310	312,768
Series 2013-A, Class A
1.61%, 12/15/21		246	246,464

			1,687,135

Credit Cards - Floating Rate - 0.4%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.515%, 3/16/20 (f)		337	336,613
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
0.705%, 2/18/20 (c)(f)		325	325,951
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.525%, 8/17/20 (f)		240	240,139
First National Master Note Trust
Series 2013-2, Class A
0.705%, 10/15/19 (f)		346	346,884
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.555%, 12/15/19 (f)		295	295,544

			1,545,131

Other ABS - Fixed Rate - 0.3%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (c)		466	466,747
Series 2014-VT1, Class A2
0.86%, 5/22/17 (c)		319	318,871
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (c)	CAD	61	48,072

	Principal Amount (000)		U.S. $ Value
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	U.S.$	210	210,831
Series 2015-A, Class A4
1.85%, 4/15/21		227	227,536

			1,272,057

Home Equity Loans - Floating Rate - 0.1%
GSAA Trust
Series 2006-5, Class 2A3
0.444%, 3/25/36 (f)		375	255,312
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.774%, 5/25/33 (f)		1	827

			256,139

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		77	78,024

Total Asset-Backed Securities (cost $17,707,457)			17,710,486

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Non-Agency Fixed Rate CMBS - 3.0%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		551	598,256
Series 2007-5, Class AM
5.772%, 2/10/51		150	159,600
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		184	189,417
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		335	348,461
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		495	517,125
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.768%, 3/15/49		259	267,761
Series 2015-GC27, Class A5
3.137%, 2/10/48		246	252,061
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.761%, 5/15/46		274	296,610
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.028%, 12/10/49		1,010	1,098,915
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		210	207,240

	Principal Amount (000)		U.S. $ Value
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.704%, 6/15/39	U.S.$	155	162,968
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.558%, 11/10/46 (c)		130	142,999
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		330	329,961
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		487	496,026
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)(i)		276	281,378
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		109	108,798
Series 2007-CB19, Class AM
5.694%, 2/12/49		175	185,039
Series 2007-LD12, Class AM
6.01%, 2/15/51		280	304,291
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		591	633,283
Series 2008-C2, Class A1A
5.998%, 2/12/51		270	295,394
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		261	263,331
Series 2011-C5, Class D
5.323%, 8/15/46 (c)		100	108,161
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31		598	606,316
Series 2007-C1, Class AM
5.455%, 2/15/40		100	106,822
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		188	191,635
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		316	331,330
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		593	620,248
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		86	88,999
Series 2012-C4, Class A5
2.85%, 12/10/45		168	171,423
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		616	632,487
Series 2006-C26, Class A1A
6.009%, 6/15/45		140	147,201

	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46	U.S.$	456	480,391
Series 2014-C20, Class A2
3.036%, 5/15/47		206	215,774

			10,839,701

Non-Agency Floating Rate CMBS - 0.5%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.495%, 11/15/19 (c)(f)		169	169,425
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.077%, 6/11/27 (c)(f)		208	207,607
Series 2014-SAVA, Class A
1.325%, 6/15/34 (c)(f)		191	190,950
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.873%, 12/05/31 (c)(f)		250	248,940
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.095%, 6/15/29 (c)(f)		339	337,984
PFP III Ltd.
Series 2014-1, Class A
1.345%, 6/14/31 (c)(f)		362	363,016
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.227%, 4/15/32 (c)(f)		157	155,811
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.392%, 11/15/27 (c)(f)		183	183,008

			1,856,741

Total Commercial Mortgage-Backed Securities (cost $12,861,050)			12,696,442

INFLATION-LINKED SECURITIES - 1.5%
United States - 1.5%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)		4,076	4,151,419
0.50%, 4/15/15 (TIPS)		1,404	1,406,196

Total Inflation-Linked Securities (cost $5,566,360)			5,557,615

CORPORATES - NON-INVESTMENT GRADE - 1.4%
Financial Institutions - 0.9%
Banking - 0.8%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (h)		79	83,543
Bank of Ireland
1.781%, 9/22/15 (e)(f)	CAD	185	141,684

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
6.86%, 6/15/32 (c)(h)	U.S.$	44	49,073
7.625%, 11/21/22		239	279,779
7.75%, 4/10/23		305	338,169
Barclays PLC
4.375%, 9/11/24		257	259,938
BNP Paribas SA
5.186%, 6/29/15 (c)(h)		128	128,675
Credit Agricole SA
7.875%, 1/23/24 (c)(h)		205	217,044
HBOS Capital Funding LP
4.939%, 5/23/16 (h)	EUR	298	319,318
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)	U.S.$	339	346,963
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)(h)		94	101,990
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		215	242,476
Societe Generale SA
5.922%, 4/05/17 (c)(h)		100	104,375
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		230	245,864

			2,858,891

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	212,000
International Lease Finance Corp.
5.875%, 4/01/19		93	100,905

			312,905

			3,171,796

Industrial - 0.4%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		29	30,305

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		44	50,931

Communications - Telecommunications - 0.1%
Numericable-SFR SAS
5.375%, 5/15/22 (c)	EUR	195	219,130
Sprint Corp.
7.875%, 9/15/23	U.S.$	205	209,100
Telecom Italia Capital SA
6.00%, 9/30/34		65	67,113

			495,343

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
3.50%, 10/02/18		130	133,193

	Principal Amount (000)		U.S. $ Value
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20	U.S.$	60	63,450

			196,643

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		107	104,592
MCE Finance Ltd.
5.00%, 2/15/21 (c)		210	196,350

			300,942

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		56	57,750

Energy - 0.1%
Paragon Offshore PLC
6.75%, 7/15/22 (c)		18	5,940
7.25%, 8/15/24 (c)		116	38,570
SM Energy Co.
6.50%, 1/01/23		14	14,280
Transocean, Inc.
6.50%, 11/15/20		300	251,625

			310,415

Services - 0.0%
Sabre GLBL, Inc.
8.50%, 5/15/19 (c)		118	126,077

Transportation - Services - 0.0%
Hertz Corp. (The)
5.875%, 10/15/20		120	123,300

			1,691,706

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
7.375%, 7/01/21		119	132,090
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		92	92,690

			224,780

Total Corporates - Non-Investment Grade (cost $5,229,242)			5,088,282

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Non-Agency Fixed Rate - 0.5%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		52	49,077
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		136	125,194
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		90	86,875

	Principal Amount (000)		U.S. $ Value
Series 2006-24CB, Class A16
5.75%, 6/25/36	U.S.$	207	186,568
Series 2006-28CB, Class A14
6.25%, 10/25/36		141	120,405
Series 2006-J1, Class 1A13
5.50%, 2/25/36		130	116,897
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		113	101,230
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		67	58,267
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.568%, 5/25/35		29	27,426
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		117	109,044
Series 2006-13, Class 1A18
6.25%, 9/25/36		175	161,258
Series 2006-13, Class 1A19
6.25%, 9/25/36		63	57,996
Series 2007-HYB2, Class 3A1
2.576%, 2/25/47		289	240,580
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		241	201,873
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		91	82,404
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		88	86,280

			1,811,374

GSE Risk Share Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.424%, 11/25/23 (f)		340	349,856
Series 2014-DN3, Class M3
4.174%, 8/25/24 (f)		330	331,130
Series 2015-HQ1, Class M2
2.373%, 3/25/25 (f)		388	388,540
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.374%, 7/25/24 (f)		116	115,943
Series 2014-C04, Class 1M2
5.074%, 11/25/24 (f)		255	269,473
Series 2015-C01, Class 1M2
4.474%, 2/25/25 (f)		155	156,809

			1,611,751

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.364%, 12/25/36 (f)	U.S.$	404	240,039
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.424%, 3/25/35 (f)		200	177,715
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.294%, 7/25/36 (f)		297	235,709

			653,463

Agency Fixed Rate - 0.0%
Federal National Mortgage Association REMICs
Series 2010-117, Class DI
4.50%, 5/25/25 (j)		969	102,851

Total Collateralized Mortgage Obligations (cost $4,181,358)			4,179,439

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		340	363,922

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		460	516,021

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		312	319,082

United Arab Emirates - 0.1%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		465	484,762

Total Quasi-Sovereigns (cost $1,569,644)			1,683,787

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		483	448,021
Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (c)		335	364,313
Israel - 0.1%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (c)		320	331,200
Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		125	130,625

	Principal Amount (000)		U.S. $ Value
Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	94	87,420

Total Governments - Sovereign Agencies (cost $1,371,140)			1,361,579

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California
Series 2010
7.625%, 3/01/40 (cost $350,543)		345	537,741

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (c)		200	213,100

Consumer Non-Cyclical – 0.0%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		195	184,275

Total Emerging Markets - Corporate Bonds (cost $391,370)			397,375

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Insurance - 0.1%
Allstate Corp. (The)
5.10% (cost $179,024)		6,700	173,999

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.2%
Agency Discount Notes - 0.7%
Federal Home Loan Bank Discount Notes
Zero Coupon, 5/01/15	U.S.$	1,100	1,099,926
Zero Coupon, 5/01/15		1,474	1,473,902

Total Agency Discount Notes (cost $2,573,828)			2,573,828

Time Deposit - 5.8%
State Street Time Deposit
0.01%, 4/01/15 (cost $21,285,263)		21,285	21,285,263

Certificates of Deposit - 0.4%
Wells Fargo Bank NA
0.23%, 4/08/15 (cost $1,380,000)		1,380	1,380,000

	Principal Amount (000)		U.S. $ Value
Commercial Paper - 0.3%
Banque Caisse Depargne Letat C Zero Coupon, 9/01/15 (cost $1,180,493)	U.S.$	1,182	1,180,493

Total Short-Term Investments (cost $26,419,584)			26,419,584

Total Investments Before Security Lending Collateral for Securities Loaned - 106.2% (cost $345,118,904)			389,989,857

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Exchange Reserves - Class I, 0.08% (k)(l) (cost $3,886,904)		3,886,904	3,886,904

Total Investments Before Securities Sold Short - 107.3% (cost $349,005,808)			393,876,761

	Principal Amount (000)
SECURITIES SOLD SHORT - (2.1)%
Mortgage Pass-Throughs - (2.1)%
Agency Fixed Rate 30-Year - (2.1)%
Government National Mortgage Association
4.00%, 3/01/45, TBA	U.S.$	(4,802)	(5,125,947)
4.00%, 4/01/45, TBA		(2,401)	(2,557,815)

Total Mortgage Pass-Throughs (proceeds $7,647,314)			(7,683,762)

Total Securities Sold Short (proceeds $7,647,314)			(7,683,762)

Total Investments, Net of Securities Sold Short - 105.2% (cost $341,358,494) (m)			386,192,999
Other assets less liabilities - (5.2)% (n)			(18,988,530)

Net Assets - 100.0%			$367,204,469

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Year Canadian Bond Futures	6	June 2015	$667,974	$676,199	$8,225

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2015	Unrealized Appreciation/ (Depreciation)
U.S Ultra Bond Futures	18	June 2015	$2,969,347	$3,057,750	$88,403
U.S. T-Note 2 Yr (CBT) Futures	35	June 2015	7,648,988	7,670,469	21,481
U.S. T-Note 5 Yr (CBT) Futures	92	June 2015	10,950,902	11,059,406	108,504
Sold Contracts
Euro-BOBL Futures	27	June 2015	3,753,524	3,757,580	(4,056)
U.S. T-Note 10 Yr (CBT) Futures	42	June 2015	5,348,375	5,414,062	(65,687)

					$156,870

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	HKD	13,281	USD	1,713	5/13/15	$(186)
Barclays Bank PLC	JPY	41,635	USD	350	5/13/15	2,170
Barclays Bank PLC	USD	336	GBP	226	5/13/15	(1,052)
BNP Paribas SA	AUD	1,300	USD	1,007	5/13/15	19,515
BNP Paribas SA	GBP	1,458	USD	2,164	5/13/15	1,884
BNP Paribas SA	USD	3,274	AUD	4,201	5/13/15	(81,571)
BNP Paribas SA	USD	1,521	GBP	986	5/13/15	(58,721)
Citibank	EUR	825	USD	935	5/13/15	47,158
Citibank	ILS	1,340	USD	336	5/13/15	(1,192)
Citibank	USD	490	EUR	449	5/13/15	(7,283)
Citibank	JPY	400,000	USD	3,355	5/15/15	17,830
Citibank	GBP	540	USD	802	6/18/15	1,674
Credit Suisse International	CHF	616	USD	643	5/13/15	8,093
Credit Suisse International	EUR	1,140	USD	1,318	5/13/15	91,181
Credit Suisse International	USD	430	CHF	383	5/13/15	(35,442)
Credit Suisse International	USD	937	EUR	865	5/13/15	(6,408)
Deutsche Bank AG	BRL	2,628	USD	909	4/02/15	85,667
Deutsche Bank AG	USD	819	BRL	2,628	4/02/15	4,223
Deutsche Bank AG	USD	475	JPY	55,873	5/13/15	(9,198)
Deutsche Bank AG	SEK	3,436	USD	409	6/18/15	9,231
Goldman Sachs Bank USA	EUR	478	USD	543	5/13/15	28,359
Goldman Sachs Bank USA	JPY	183,492	USD	1,538	5/13/15	6,725
Goldman Sachs Bank USA	USD	741	SEK	6,171	5/13/15	(24,420)
Goldman Sachs Bank USA	USD	634	SGD	861	5/13/15	(7,621)
Goldman Sachs Bank USA	EUR	461	USD	511	6/18/15	15,005
Goldman Sachs Bank USA	USD	446	GBP	292	6/18/15	(12,886)
HSBC Bank USA	CAD	582	USD	460	6/18/15	1,438
JPMorgan Chase Bank	CAD	454	USD	360	4/10/15	1,958
JPMorgan Chase Bank	USD	746	GBP	486	5/13/15	(25,317)
Morgan Stanley & Co., Inc.	GBP	1,330	USD	2,025	5/13/15	52,177
Royal Bank of Scotland PLC	BRL	886	USD	289	4/02/15	11,553
Royal Bank of Scotland PLC	USD	276	BRL	886	4/02/15	1,423
Royal Bank of Scotland PLC	USD	76	BRL	249	5/05/15	1,636
Royal Bank of Scotland PLC	KRW	458,543	USD	416	5/13/15	2,961
Royal Bank of Scotland PLC	NZD	1,133	USD	833	5/13/15	(10,534)
Royal Bank of Scotland PLC	USD	1,764	NZD	2,328	5/13/15	(30,446)
Standard Chartered Bank	CNY	3,289	USD	530	5/13/15	(4,112)
State Street Bank & Trust Co.	USD	35	CAD	45	4/10/15	(7)
State Street Bank & Trust Co.	EUR	618	USD	675	4/30/15	10,536

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	186	USD	145	5/13/15	$4,147
State Street Bank & Trust Co.	EUR	1,162	USD	1,301	5/13/15	50,529
State Street Bank & Trust Co.	GBP	368	USD	558	5/13/15	12,481
State Street Bank & Trust Co.	HKD	1,459	USD	188	5/13/15	(64)
State Street Bank & Trust Co.	JPY	66,220	USD	553	5/13/15	887
State Street Bank & Trust Co.	NOK	1,546	USD	204	5/13/15	11,871
State Street Bank & Trust Co.	SEK	676	USD	79	5/13/15	953
State Street Bank & Trust Co.	USD	136	AUD	175	5/13/15	(3,326)
State Street Bank & Trust Co.	USD	1,620	CHF	1,495	5/13/15	(79,142)
State Street Bank & Trust Co.	USD	484	EUR	447	5/13/15	(3,370)
State Street Bank & Trust Co.	USD	751	GBP	489	5/13/15	(25,834)
State Street Bank & Trust Co.	USD	139	HKD	1,075	5/13/15	11
State Street Bank & Trust Co.	USD	990	JPY	118,394	5/13/15	(2,415)
State Street Bank & Trust Co.	USD	222	NOK	1,686	5/13/15	(12,946)
State Street Bank & Trust Co.	USD	236	SGD	320	5/13/15	(2,965)
State Street Bank & Trust Co.	AUD	353	USD	274	6/18/15	6,643
State Street Bank & Trust Co.	EUR	1,114	USD	1,198	6/18/15	(769)
State Street Bank & Trust Co.	GBP	213	USD	316	6/18/15	382
State Street Bank & Trust Co.	JPY	44,778	USD	372	6/18/15	(1,594)
State Street Bank & Trust Co.	NOK	1,045	USD	129	6/18/15	(368)
State Street Bank & Trust Co.	SEK	1,210	USD	142	6/18/15	979
State Street Bank & Trust Co.	USD	470	EUR	435	6/18/15	(2,239)
UBS AG	BRL	3,514	USD	1,096	4/02/15	(5,647)
UBS AG	USD	1,104	BRL	3,514	4/02/15	(3,305)
UBS AG	BRL	3,514	USD	1,095	5/05/15	3,230
UBS AG	USD	458	EUR	402	5/13/15	(25,265)
UBS AG	USD	358	CAD	449	6/18/15	(4,133)
UBS AG	USD	493	NZD	662	6/18/15	(1,416)

						$23,316

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.48%	$2,813	$(247,790)	$(163,447)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.56%	$4,100	$(75,372)	$(26,425)

				$(323,162)	$(189,872)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	6,090	3/10/17	0.973%	3 Month CDOR	$(9,293)
Morgan Stanley & Co., LLC/(CME Group)	AUD	8,060	3/11/17	2.140%	3 Month BBSW	(31,298)
Morgan Stanley & Co., LLC/(CME Group)		$4,400	3/11/17	3 Month LIBOR	0.963%	16,312
Morgan Stanley & Co., LLC/(CME Group)	AUD	1,230	3/11/25	6 Month BBSW	2.973%	21,378
Morgan Stanley & Co., LLC/(CME Group)		$630	3/11/25	2.306%	3 Month LIBOR	(17,017)

						$(19,918)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
BNP Paribas:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00%	0.47%	$530	$6,887	$(8,874)	$15,761
Credit Suisse International:
Kohl’s Corp., 6.250% 12/15/17, 6/20/19*	1.00	0.51	142	2,950	(1,619)	4,569

				$9,837	$10,493	$20,330

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,920	3/04/16	CPI	#	1.170%	$9,530

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	$1,970	1/30/17	1.059%	3 Month LIBOR	$(13,748)
JPMorgan Chase Bank	2,200	2/07/22	2.043	3 Month LIBOR	(44,066)

					$(57,814)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate market value of these securities amounted to $25,232,366 or 6.9% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Floating Rate Security. Stated interest rate was in effect at March 31, 2015.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2015.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Variable rate coupon, rate shown as of March 31, 2015.
(j)	IO - Interest Only
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,069,478 and gross unrealized depreciation of investments was $(6,234,973), resulting in net unrealized appreciation of $44,834,505.
(n)	An amount of U.S. $176,851 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro

GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
GDR	-	Global Depositary Receipt
GMTN	-	Global Medium Term Note
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REG	-	Registered Shares
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced

AB Variable Products Series Fund

Balanced Wealth Strategy Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$29,230,780	$15,111,471	$	– 0	–	$44,342,251
Consumer Discretionary	27,493,730	11,111,487		– 0	–	38,605,217
Information Technology	31,166,482	3,640,539		– 0	–	34,807,021
Health Care	22,841,030	4,862,532		– 0	–	27,703,562
Industrials	10,852,759	9,672,907		– 0	–	20,525,666
Consumer Staples	11,668,581	3,595,349		– 0	–	15,263,930
Energy	8,323,048	1,833,524		– 0	–	10,156,572
Equity: Other	3,065,044	6,762,147		– 0	–	9,827,191
Retail	2,936,795	3,239,295		– 0	–	6,176,090
Utilities	4,734,156	938,640		– 0	–	5,672,796
Materials	2,187,500	3,372,168		– 0	–	5,559,668
Telecommunication Services	2,263,682	2,890,936		– 0	–	5,154,618

Investments in Securities:	Level 1		Level 2		Level 3		Total
Residential	$2,199,371		$2,486,890		$82,300		$4,768,561
Office	1,727,938		1,536,288		– 0	–	3,264,226
Lodging	1,029,917		152,941		– 0	–	1,182,858
Financial: Other	435,464		– 0	–	– 0	–	435,464
Mortgage	175,566		– 0	–	– 0	–	175,566
Corporates - Investment Grade	– 0	–	31,236,539		– 0	–	31,236,539
Mortgage Pass-Throughs	– 0	–	26,840,046		– 0	–	26,840,046
Governments - Treasuries	– 0	–	22,485,686		– 0	–	22,485,686
Asset-Backed Securities	– 0	–	15,833,360		1,877,126		17,710,486
Commercial Mortgage-Backed Securities	– 0	–	9,942,836		2,753,606		12,696,442
Inflation-Linked Securities	– 0	–	5,557,615		– 0	–	5,557,615
Corporates - Non-Investment Grade	– 0	–	5,088,282		– 0	–	5,088,282
Collateralized Mortgage Obligations	– 0	–	102,851		4,076,588		4,179,439
Quasi-Sovereigns	– 0	–	1,683,787		– 0	–	1,683,787
Governments - Sovereign Agencies	– 0	–	1,361,579		– 0	–	1,361,579
Local Governments - Municipal Bonds	– 0	–	537,741		– 0	–	537,741
Emerging Markets - Corporate Bonds	– 0	–	397,375		– 0	–	397,375
Preferred Stocks	173,999		– 0	–	– 0	–	173,999
Short-Term Investments:
Time Deposit	– 0	–	21,285,263		– 0	–	21,285,263
Agency Discount Notes	– 0	–	2,573,828		– 0	–	2,573,828
Certificates of Deposit	– 0	–	1,380,000		– 0	–	1,380,000
Commercial Paper	– 0	–	1,180,493		– 0	–	1,180,493
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,886,904		– 0	–	– 0	–	3,886,904
Liabilities:
Mortgage Pass-Throughs	– 0	–	(7,683,762)		– 0	–	(7,683,762)

Total Investments in Securities	166,392,746		211,010,633		8,789,620		386,192,999
Other Financial Instruments* :
Assets:
Futures	226,613		– 0	–	– 0	–	226,613
Forward Currency Exchange Contracts	– 0	–	514,510		– 0	–	514,510
Centrally Cleared Interest Rate Swaps	– 0	–	37,690		– 0	–	37,690
Credit Default Swaps	– 0	–	20,330		– 0	–	20,330
Inflation (CPI) Swaps	– 0	–	9,530		– 0	–	9,530
Liabilities:
Futures	(69,743)		– 0	–	– 0	–	(69,743)
Forward Currency Exchange Contracts	– 0	–	(491,194)		– 0	–	(491,194)
Centrally Cleared Credit Default Swaps	– 0	–	(189,872)		– 0	–	(189,872)
Centrally Cleared Interest Rate Swaps	– 0	–	(57,608)		– 0	–	(57,608)
Interest Rate Swaps	– 0	–	(57,814)		– 0	–	(57,814)

Total^	$166,549,616		$210,796,205		$8,789,620		$386,135,441

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Asset-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$83,861		$2,438,554	$2,402,381
Accrued discounts/(premiums)	– 0	–	1,488	(1,779)
Realized gain (loss)	– 0	–	(5,121)	(514)

	Common Stocks		Asset-Backed Securities		Commercial Mortgage-Backed Securities
Change in unrealized appreciation/depreciation	$(1,561)		$(691)		$(2,851)
Purchases/Payups	– 0	–	226,584		360,394
Sales/Paydowns	– 0	–	(377,081)		(4,025)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(406,607)		– 0	–

Balance as of 3/31/15	$82,300		$1,877,126		$2,753,606

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/15	$(1,561)		$(704)		$(2,851)

	Collateralized Mortgage Obligation		Total
Balance as of 12/31/14	$3,905,817		$8,830,613
Accrued discounts/(premiums)	4,847		4,556
Realized gain (loss)	(11,186)		(16,821)
Change in unrealized appreciation/depreciation	54,505		49,402
Purchases/Payups	735,721		1,322,699
Sales/Paydowns	(613,116)		(994,222)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(406,607)

Balance as of 3/31/15	$4,076,588		$8,789,620	+

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/15	$45,234		$40,118

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at March 31, 2015. Securities priced by third party vendors or using prior transaction are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$82,300	Market Approach	Last Traded Price	HKD 1.56/NA

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 28.8%
Financials - 6.1%
Banks - 2.8%
Aozora Bank Ltd.	6,000	$21,267
Australia & New Zealand Banking Group Ltd.	16,735	465,571
Banco Bilbao Vizcaya Argentaria SA	36,403	367,653
Banco Comercial Portugues SA (a)(b)	159,486	16,397
Banco de Sabadell SA (a)	20,710	50,602
Banco Espirito Santo SA (b)(c)(d)	10,016	0
Banco Popular Espanol SA	10,844	53,040
Banco Santander SA	76,737	575,249
Bank Hapoalim BM	4,812	23,138
Bank Leumi Le-Israel BM (b)	12,645	46,891
Bank of America Corp.	39,445	607,059
Bank of East Asia Ltd.	9,600	38,241
Bank of Ireland (b)	199,710	76,199
Bank of Kyoto Ltd. (The)	2,000	20,962
Bank of Queensland Ltd.	3,683	38,593
Bank of Yokohama Ltd. (The)	5,000	29,283
Bankia SA (b)	22,531	31,400
Bankinter SA	3,048	23,239
Barclays PLC	99,698	359,862
BB&T Corp.	2,700	105,273
Bendigo & Adelaide Bank Ltd.	3,446	32,836
BNP Paribas SA	6,431	391,301
BOC Hong Kong Holdings Ltd.	22,500	79,955
CaixaBank SA	13,908	65,958
Chiba Bank Ltd. (The)	3,000	21,987
Citigroup, Inc.	11,379	586,246
Comerica, Inc.	650	29,335
Commerzbank AG (b)	4,351	59,788
Commonwealth Bank of Australia	9,843	698,170
Credit Agricole SA	6,256	91,932
Danske Bank A/S	3,980	104,925
DBS Group Holdings Ltd.	10,000	148,279
DnB ASA	4,364	70,041
Erste Group Bank AG	1,696	41,695
Fifth Third Bancorp	3,090	58,246
Fukuoka Financial Group, Inc.	4,000	20,570
Gunma Bank Ltd. (The)	4,000	27,022
Hachijuni Bank Ltd. (The)	4,000	28,204
Hang Seng Bank Ltd.	4,600	82,958
Hiroshima Bank Ltd. (The)	5,000	26,947
HSBC Holdings PLC	116,255	990,657
Huntington Bancshares, Inc./OH	3,015	33,316
ING Groep NV (b)	17,105	250,554
Intesa Sanpaolo SpA	70,654	239,800
Iyo Bank Ltd. (The)	2,000	23,719
Joyo Bank Ltd. (The)	3,000	15,417
JPMorgan Chase & Co.	14,115	855,087
KBC Groep NV (b)	1,520	93,940
KeyCorp	3,275	46,374
Lloyds Banking Group PLC (b)	346,648	401,812
M&T Bank Corp.	515	65,405
Mitsubishi UFJ Financial Group, Inc.	77,400	479,370
Mizrahi Tefahot Bank Ltd. (b)	973	9,874
Mizuho Financial Group, Inc.	140,100	246,222
National Australia Bank Ltd.	14,363	420,467

Company	Shares	U.S. $ Value
Natixis SA	9,006	67,460
Nordea Bank AB	18,440	224,608
Oversea-Chinese Banking Corp., Ltd.	18,000	138,607
PNC Financial Services Group, Inc. (The)	2,030	189,277
Raiffeisen Bank International AG	1,100	15,287
Regions Financial Corp.	5,025	47,486
Resona Holdings, Inc.	13,400	66,501
Royal Bank of Scotland Group PLC (b)	15,350	77,544
Seven Bank Ltd.	5,324	26,251
Shinsei Bank Ltd.	12,000	23,860
Shizuoka Bank Ltd. (The)	4,000	39,895
Skandinaviska Enskilda Banken AB-Class A (a)	9,222	107,637
Societe Generale SA	4,399	212,393
Standard Chartered PLC	14,996	242,886
Sumitomo Mitsui Financial Group, Inc. (a)	7,700	294,945
Sumitomo Mitsui Trust Holdings, Inc.	20,000	83,081
SunTrust Banks, Inc.	1,990	81,769
Suruga Bank Ltd.	1,000	20,767
Svenska Handelsbanken AB-Class A	2,228	100,341
Swedbank AB-Class A	4,044	96,545
UniCredit SpA	26,697	181,040
Unione di Banche Italiane SCpA	5,202	40,571
United Overseas Bank Ltd.	8,000	134,097
US Bancorp/MN	6,765	295,428
Wells Fargo & Co.	17,825	969,680
Westpac Banking Corp.	18,875	564,194
Zions Bancorporation	730	19,710

		14,150,188

Capital Markets - 0.6%
3i Group PLC	7,720	55,162
Aberdeen Asset Management PLC	5,585	37,996
Affiliated Managers Group, Inc. (b)	207	44,459
Ameriprise Financial, Inc.	695	90,934
Bank of New York Mellon Corp. (The)	4,215	169,612
BlackRock, Inc.-Class A	477	174,506
Charles Schwab Corp. (The)	4,290	130,588
Credit Suisse Group AG (b)	9,269	249,372
Daiwa Securities Group, Inc.	10,000	78,719
Deutsche Bank AG (REG)	8,374	290,224
E*TRADE Financial Corp. (b)	1,020	29,126
Franklin Resources, Inc.	1,470	75,440
Goldman Sachs Group, Inc. (The)	1,538	289,098
Hargreaves Lansdown PLC	1,481	25,262
ICAP PLC	4,211	32,844
Invesco Ltd.	1,580	62,710
Investec PLC	2,464	20,435
Julius Baer Group Ltd. (b)	1,220	60,980
Legg Mason, Inc.	360	19,872
Macquarie Group Ltd.	1,755	102,012
Mediobanca SpA	3,505	33,534
Morgan Stanley	5,720	204,147
Nomura Holdings, Inc.	22,000	129,220
Northern Trust Corp.	810	56,416
Partners Group Holding AG	158	47,104
Schroders PLC	729	34,534
State Street Corp.	1,585	116,545
T Rowe Price Group, Inc.	975	78,955
UBS Group AG (b)	22,171	415,731

		3,155,537

Company	Shares	U.S. $ Value
Consumer Finance - 0.1%
Acom Co., Ltd. (a)(b)	6,200	21,500
AEON Financial Service Co., Ltd. (a)	800	20,181
American Express Co.	3,360	262,483
Capital One Financial Corp.	2,113	166,547
Credit Saison Co., Ltd.	700	12,557
Discover Financial Services	1,710	96,358
Navient Corp.	1,500	30,495

		610,121

Diversified Financial Services - 0.5%
ASX Ltd.	1,453	45,713
Berkshire Hathaway, Inc.-Class B (b)	6,830	985,706
CME Group, Inc./IL-Class A	1,200	113,652
Deutsche Boerse AG	1,511	123,311
Eurazeo SA	1,184	81,143
Exor SpA	1,279	58,016
Friends Life Group Ltd.	8,609	52,704
Groupe Bruxelles Lambert SA	360	29,847
Hong Kong Exchanges and Clearing Ltd.	6,700	164,145
Industrivarden AB-Class C	996	18,688
Intercontinental Exchange, Inc.	466	108,704
Investment AB Kinnevik-Class B	2,015	67,265
Investor AB-Class B	1,705	67,871
Japan Exchange Group, Inc.	1,583	45,832
Leucadia National Corp.	1,105	24,630
London Stock Exchange Group PLC	1,369	49,791
McGraw Hill Financial, Inc.	1,010	104,434
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	17,296
Moody’s Corp.	695	72,141
NASDAQ OMX Group, Inc. (The)	410	20,885
ORIX Corp.	8,040	112,971
Pargesa Holding SA	255	17,896
Singapore Exchange Ltd.	10,000	59,294
Wendel SA	398	47,440

		2,489,375

Insurance - 1.2%
ACE Ltd.	1,285	143,265
Admiral Group PLC	819	18,544
Aegon NV	11,089	87,555
Aflac, Inc.	1,705	109,137
Ageas	1,646	59,112
AIA Group Ltd.	73,125	458,644
Allianz SE	2,771	481,092
Allstate Corp. (The)	1,600	113,872
American International Group, Inc.	5,352	293,236
AMP Ltd.	17,956	87,640
Aon PLC	1,115	107,174
Assicurazioni Generali SpA	5,214	102,518
Assurant, Inc.	260	15,967
Aviva PLC	17,895	143,211
Baloise Holding AG	277	36,607
Chubb Corp. (The)	910	92,001
Cincinnati Financial Corp.	560	29,837

Company	Shares	U.S. $ Value
CNP Assurances	4,544	79,641
Dai-ichi Life Insurance Co., Ltd. (The)	6,545	94,936
Direct Line Insurance Group PLC	6,949	32,792
Genworth Financial, Inc.-Class A (b)	1,785	13,048
Gjensidige Forsikring ASA	3,007	51,884
Hannover Rueck SE	377	38,957
Hartford Financial Services Group, Inc. (The)	1,675	70,048
Insurance Australia Group Ltd.	10,333	47,831
Legal & General Group PLC	36,049	148,462
Lincoln National Corp.	990	56,885
Loews Corp.	1,140	46,546
Mapfre SA	10,570	38,592
Marsh & McLennan Cos., Inc.	2,040	114,424
Medibank Pvt Ltd. (b)	12,501	22,047
MetLife, Inc.	4,220	213,321
MS&AD Insurance Group Holdings, Inc.	3,100	86,788
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,050	225,626
Old Mutual PLC	29,782	97,764
Principal Financial Group, Inc.	1,040	53,425
Progressive Corp. (The)	1,995	54,264
Prudential Financial, Inc.	1,715	137,732
Prudential PLC	15,581	386,649
QBE Insurance Group Ltd.	8,147	80,532
RSA Insurance Group PLC	7,994	49,827
Sampo Oyj-Class A	2,714	136,890
SCOR SE	1,611	54,335
Sompo Japan Nipponkoa Holdings, Inc.	2,000	62,177
Sony Financial Holdings, Inc.	875	14,075
Standard Life PLC	11,878	83,466
Suncorp Group Ltd.	7,811	80,099
Swiss Life Holding AG (b)	249	61,515
Swiss Re AG	2,138	206,227
T&D Holdings, Inc.	2,600	35,714
Tokio Marine Holdings, Inc.	4,200	158,537
Torchmark Corp.	502	27,570
Travelers Cos., Inc. (The)	1,280	138,406
Tryg A/S	159	18,700
UnipolSai SpA	4,035	11,741
Unum Group	920	31,032
Vienna Insurance Group AG Wiener Versicherung Gruppe	190	8,413
XL Group PLC	960	35,328
Zurich Insurance Group AG (b)	907	306,568

		6,092,226

Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	1,515	142,637
Apartment Investment & Management Co.-Class A	525	20,664
AvalonBay Communities, Inc.	495	86,254
Boston Properties, Inc.	600	84,288
British Land Co. PLC (The)	5,864	72,273
CapitaMall Trust	14,000	22,413
Crown Castle International Corp.	1,270	104,826
Dexus Property Group	3,880	22,337
Equity Residential	1,340	104,332
Essex Property Trust, Inc.	228	52,417
Fonciere Des Regions	329	32,579

Company	Shares	U.S. $ Value
Gecina SA	253	34,218
General Growth Properties, Inc.	2,344	69,265
Goodman Group	10,596	51,021
GPT Group (The)	6,698	23,265
Hammerson PLC	4,761	46,887
HCP, Inc.	1,680	72,593
Health Care REIT, Inc.	1,225	94,766
Host Hotels & Resorts, Inc.	2,750	55,495
ICADE	449	40,565
Intu Properties PLC	5,825	30,031
Iron Mountain, Inc.	658	24,004
Japan Prime Realty Investment Corp.	7	24,106
Japan Real Estate Investment Corp.	8	37,629
Japan Retail Fund Investment Corp.	15	29,806
Kimco Realty Corp.	1,480	39,738
Klepierre	1,311	64,378
Land Securities Group PLC	4,798	89,076
Link REIT (The)	10,500	64,573
Macerich Co. (The)	510	43,008
Mirvac Group	40,488	61,822
Nippon Building Fund, Inc.	9	44,213
Nippon Prologis REIT, Inc.	5	11,007
Novion Property Group	34,531	65,780
Plum Creek Timber Co., Inc.	630	27,374
Prologis, Inc.	1,870	81,457
Public Storage	580	114,341
Scentre Group	33,577	95,387
Segro PLC	3,337	20,607
Simon Property Group, Inc.	1,166	228,116
SL Green Realty Corp.	376	48,271
Stockland	14,259	48,717
Unibail-Rodamco SE	613	165,532
United Urban Investment Corp.	12	18,707
Ventas, Inc.	1,091	79,665
Vornado Realty Trust	685	76,720
Westfield Corp.	9,308	67,456
Weyerhaeuser Co.	1,940	64,311

		2,998,927

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	700	13,862
CapitaLand Ltd.	35,000	91,230
CBRE Group, Inc.-Class A (b)	1,015	39,291
City Developments Ltd.	3,000	21,989
CK Hutchison Holdings Ltd.	8,000	163,547
Daito Trust Construction Co., Ltd. (a)	400	44,666
Daiwa House Industry Co., Ltd.	3,000	59,131
Deutsche Annington Immobilien SE	1,246	41,987
Deutsche Wohnen AG	1,334	34,119
Global Logistic Properties Ltd.	30,422	58,717
Hang Lung Properties Ltd.	14,000	39,153
Henderson Land Development Co., Ltd.	4,840	33,970
Hulic Co., Ltd.	2,197	24,686
IMMOFINANZ AG (b)	4,285	12,620
Kerry Properties Ltd.	8,500	29,506
Lend Lease Group	3,450	43,575
Mitsubishi Estate Co., Ltd.	8,000	185,536
Mitsui Fudosan Co., Ltd.	6,000	176,208
New World Development Co., Ltd.	22,000	25,534

Company	Shares	U.S. $ Value
Nomura Real Estate Holdings, Inc.	800	14,407
NTT Urban Development Corp.	1,600	15,982
Sino Land Co., Ltd.	16,000	26,008
Sumitomo Realty & Development Co., Ltd.	2,000	72,003
Sun Hung Kai Properties Ltd.	10,000	154,324
Swire Pacific Ltd.-Class A	2,000	27,122
Swire Properties Ltd.	25,389	82,459
Tokyo Tatemono Co., Ltd.	3,000	21,979
Tokyu Fudosan Holdings Corp.	2,000	13,641
Wharf Holdings Ltd. (The)	13,000	90,583
Wheelock & Co., Ltd.	6,000	30,699

		1,688,534

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,730	18,130
People’s United Financial, Inc.	1,015	15,428

		33,558

		31,218,466

Health Care - 3.8%
Biotechnology - 0.5%
Actelion Ltd. (REG) (b)	608	70,123
Alexion Pharmaceuticals, Inc. (b)	780	135,174
Amgen, Inc.	2,853	456,052
Biogen, Inc. (b)	915	386,350
Celgene Corp. (b)	3,030	349,298
CSL Ltd.	2,881	201,561
Gilead Sciences, Inc. (b)	5,680	557,378
Grifols SA	757	32,437
Regeneron Pharmaceuticals, Inc. (b)	290	130,929
Vertex Pharmaceuticals, Inc. (b)	907	106,999

		2,426,301

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	5,615	260,143
Baxter International, Inc.	2,030	139,055
Becton Dickinson and Co.	787	113,005
Boston Scientific Corp. (b)	4,860	86,265
Coloplast A/S-Class B	496	37,470
CR Bard, Inc.	315	52,715
DENTSPLY International, Inc.	530	26,972
Edwards Lifesciences Corp. (b)	395	56,272
Essilor International SA	1,241	142,486
Getinge AB-Class B (a)	2,013	49,739
Intuitive Surgical, Inc. (b)	155	78,280
Medtronic PLC	5,309	414,049
Olympus Corp. (b)	1,500	55,613
Smith & Nephew PLC	5,421	92,436
Sonova Holding AG	351	48,702
St Jude Medical, Inc.	1,065	69,651
Stryker Corp.	1,125	103,781
Sysmex Corp.	700	38,813
Terumo Corp.	1,400	36,880
Varian Medical Systems, Inc. (b)	395	37,166
William Demant Holding A/S (b)	329	27,935
Zimmer Holdings, Inc.	635	74,625

		2,042,053

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.5%
Aetna, Inc.	1,317	140,300
AmerisourceBergen Corp.-Class A	785	89,231
Anthem, Inc.	1,050	162,130
Cardinal Health, Inc.	1,245	112,386
Cigna Corp.	1,015	131,382
DaVita HealthCare Partners, Inc. (b)	650	52,832
Express Scripts Holding Co. (b)	2,789	242,002
Fresenius Medical Care AG & Co. KGaA	1,318	109,554
Fresenius SE & Co. KGaA	2,298	136,999
HCA Holdings, Inc. (b)	1,150	86,515
Healthscope Ltd.	13,458	31,288
Henry Schein, Inc. (b)	320	44,678
Humana, Inc.	565	100,581
Laboratory Corp. of America Holdings (b)	325	40,979
McKesson Corp.	865	195,663
Medipal Holdings Corp.	1,500	19,551
Patterson Cos., Inc.	310	15,125
Quest Diagnostics, Inc.	550	42,268
Ramsay Health Care Ltd.	1,156	59,020
Ryman Healthcare Ltd.	3,027	17,715
Sonic Healthcare Ltd.	1,715	26,644
Suzuken Co., Ltd./Aichi Japan	660	20,117
Tenet Healthcare Corp. (b)	343	16,982
UnitedHealth Group, Inc.	3,635	429,984
Universal Health Services, Inc.-Class B	350	41,199

		2,365,125

Health Care Technology - 0.0%
Cerner Corp. (b)	1,130	82,784
M3, Inc.	1,200	25,458

		108,242

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,245	51,730
Lonza Group AG (b)	182	22,658
PerkinElmer, Inc.	405	20,712
QIAGEN NV (b)	2,306	57,868
Thermo Fisher Scientific, Inc.	1,485	199,495
Waters Corp. (b)	345	42,890

		395,353

Pharmaceuticals - 2.3%
AbbVie, Inc.	5,945	348,020
Actavis PLC (b)	1,446	430,359
Astellas Pharma, Inc.	13,000	213,004
AstraZeneca PLC	7,665	525,960
Bayer AG	5,020	751,072
Bristol-Myers Squibb Co.	6,215	400,867
Chugai Pharmaceutical Co., Ltd.	1,000	31,561
Daiichi Sankyo Co., Ltd. (a)	3,900	61,974
Eisai Co., Ltd.	1,500	106,692
Eli Lilly & Co.	3,665	266,262

Company	Shares	U.S. $ Value
Endo International PLC (b)	583	52,295
GlaxoSmithKline PLC	29,442	677,753
Hisamitsu Pharmaceutical Co., Inc.	300	12,321
Hospira, Inc. (b)	630	55,339
Johnson & Johnson	10,605	1,066,863
Kyowa Hakko Kirin Co., Ltd.	4,000	52,139
Mallinckrodt PLC (b)	424	53,700
Merck & Co., Inc.	10,805	621,071
Merck KGaA	785	87,855
Mitsubishi Tanabe Pharma Corp.	1,000	17,155
Mylan NV (b)	1,405	83,387
Novartis AG (REG)	13,965	1,378,352
Novo Nordisk A/S-Class B	12,184	650,428
Ono Pharmaceutical Co., Ltd.	400	45,138
Orion Oyj-Class B	465	13,107
Otsuka Holdings Co., Ltd.	2,371	74,174
Perrigo Co. PLC	522	86,417
Pfizer, Inc.	23,786	827,515
Roche Holding AG	4,265	1,171,988
Sanofi	7,220	713,040
Santen Pharmaceutical Co., Ltd.	2,500	36,465
Shionogi & Co., Ltd.	1,800	59,923
Shire PLC	3,579	285,329
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,400	16,582
Taisho Pharmaceutical Holdings Co., Ltd.	567	42,129
Takeda Pharmaceutical Co., Ltd.	4,800	239,606
Teva Pharmaceutical Industries Ltd.	5,202	325,111
UCB SA	769	55,553
Zoetis, Inc.	1,846	85,451

		12,021,957

		19,359,031

Consumer Discretionary - 3.7%
Auto Components - 0.2%
Aisin Seiki Co., Ltd. (a)	900	32,630
BorgWarner, Inc.	830	50,198
Bridgestone Corp.	3,900	156,156
Cie Generale des Etablissements Michelin-Class B	1,132	112,572
Continental AG	668	157,312
Delphi Automotive PLC	1,141	90,983
Denso Corp.	3,000	136,756
GKN PLC	9,965	52,858
Goodyear Tire & Rubber Co. (The)	1,010	27,351
Johnson Controls, Inc.	2,480	125,091
Koito Manufacturing Co., Ltd.	1,000	30,069
NGK Spark Plug Co., Ltd.	1,000	26,844
NOK Corp.	700	21,047
Nokian Renkaat Oyj	503	14,990
Stanley Electric Co., Ltd.	1,600	36,116
Sumitomo Electric Industries Ltd.	4,600	60,299
Sumitomo Rubber Industries Ltd.	1,200	22,120
Toyota Industries Corp.	1,000	57,197
Valeo SA	339	50,563
Yokohama Rubber Co., Ltd. (The)	2,000	20,616

		1,281,768

Company	Shares	U.S. $ Value
Automobiles - 0.8%
Bayerische Motoren Werke AG	2,010	250,316
Daihatsu Motor Co., Ltd. (a)	1,000	15,295
Daimler AG (a)	5,845	561,323
Fiat Chrysler Automobiles NV (b)	5,720	92,859
Ford Motor Co.	14,470	233,546
Fuji Heavy Industries Ltd.	4,000	132,785
General Motors Co.	5,016	188,100
Harley-Davidson, Inc.	800	48,592
Honda Motor Co., Ltd. (a)	9,900	323,165
Isuzu Motors Ltd.	3,500	46,436
Mazda Motor Corp.	3,200	64,838
Mitsubishi Motors Corp.	3,400	30,657
Nissan Motor Co., Ltd.	15,100	153,575
Peugeot SA (b)	2,295	38,362
Porsche Automobil Holding SE (Preference Shares)	684	66,983
Renault SA	857	77,841
Suzuki Motor Corp.	2,200	66,075
Toyota Motor Corp.	16,600	1,158,742
Volkswagen AG	140	35,997
Volkswagen AG (Preference Shares)	987	261,755
Yamaha Motor Co., Ltd.	1,200	28,909

		3,876,151

Distributors - 0.0%
Genuine Parts Co.	560	52,186
Jardine Cycle & Carriage Ltd.	1,000	29,869

		82,055

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	300	9,438
H&R Block, Inc.	1,020	32,711

		42,149

Hotels, Restaurants & Leisure - 0.4%
Accor SA	750	39,110
Carnival Corp.	1,685	80,610
Carnival PLC	1,116	54,573
Chipotle Mexican Grill, Inc.-Class A (b)	144	93,678
Compass Group PLC	10,184	176,787
Crown Resorts Ltd.	2,537	25,750
Darden Restaurants, Inc.	470	32,590
Flight Centre Travel Group Ltd. (a)	471	14,176
Galaxy Entertainment Group Ltd.	8,911	40,344
Genting Singapore PLC	22,000	14,710
InterContinental Hotels Group PLC	1,433	55,892
Marriott International, Inc./MD-Class A	795	63,854
McDonald’s Corp.	3,680	358,579
McDonald’s Holdings Co. Japan Ltd. (a)	500	11,081
Merlin Entertainments PLC (e)	3,228	21,133
MGM China Holdings Ltd.	14,013	26,436
Oriental Land Co., Ltd./Japan	1,200	90,862
Royal Caribbean Cruises Ltd.	627	51,320
Sands China Ltd.	10,875	45,041
SJM Holdings Ltd.	13,014	16,997
Sodexo SA	572	55,789

Company	Shares	U.S. $ Value
Starbucks Corp.	2,810	266,107
Starwood Hotels & Resorts Worldwide, Inc.	695	58,033
Tatts Group Ltd.	6,512	19,701
TUI AG	3,700	64,913
Whitbread PLC	1,102	85,570
William Hill PLC	3,391	18,621
Wyndham Worldwide Corp.	450	40,712
Wynn Macau Ltd.	35,799	77,550
Wynn Resorts Ltd.	310	39,023
Yum! Brands, Inc.	1,645	129,494

		2,169,036

Household Durables - 0.2%
Casio Computer Co., Ltd. (a)	800	15,153
DR Horton, Inc.	1,205	34,319
Electrolux AB-Class B (a)	2,430	69,421
Garmin Ltd. (a)	470	22,334
Harman International Industries, Inc.	240	32,071
Iida Group Holdings Co., Ltd.	2,879	35,816
Leggett & Platt, Inc.	475	21,893
Lennar Corp.-Class A	650	33,677
Mohawk Industries, Inc. (b)	250	46,438
Newell Rubbermaid, Inc.	1,025	40,047
Nikon Corp. (a)	1,500	20,113
Panasonic Corp.	13,400	175,969
Persimmon PLC (b)	1,857	45,763
PulteGroup, Inc.	1,235	27,454
Rinnai Corp.	200	14,822
Sekisui Chemical Co., Ltd.	2,000	25,950
Sekisui House Ltd.	3,000	43,560
Sharp Corp./Japan (a)	9,000	17,628
Sony Corp. (b)	6,400	171,159
Whirlpool Corp.	300	60,618

		954,205

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (b)	1,430	532,103
Expedia, Inc.	382	35,958
Netflix, Inc. (b)	226	94,172
Priceline Group, Inc. (The) (b)	197	229,338
Rakuten, Inc.	4,835	85,135
TripAdvisor, Inc. (b)	412	34,266

		1,010,972

Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	900	17,517
Hasbro, Inc. (a)	400	25,296
Mattel, Inc.	1,235	28,220
Sankyo Co., Ltd.	300	10,655
Sega Sammy Holdings, Inc.	2,500	36,426
Shimano, Inc.	400	59,441

		177,555

Company	Shares	U.S. $ Value
Media - 0.8%
Altice SA (b)	239	25,917
Axel Springer SE	401	23,668
Cablevision Systems Corp.-Class A (a)	780	14,274
CBS Corp.-Class B	1,790	108,528
Comcast Corp.-Class A	9,720	548,888
Dentsu, Inc.	1,300	55,612
DIRECTV (b)	1,865	158,712
Discovery Communications, Inc.-Class A (b)	545	16,764
Discovery Communications, Inc.-Class C (b)	995	29,328
Eutelsat Communications SA	1,052	34,896
Gannett Co., Inc.	800	29,664
Hakuhodo DY Holdings, Inc.	2,490	26,472
Interpublic Group of Cos., Inc. (The)	1,495	33,069
ITV PLC	23,254	87,064
JCDecaux SA	1,374	46,268
Kabel Deutschland Holding AG (b)	201	26,091
Lagardere SCA	2,184	65,641
News Corp.-Class A (b)	1,808	28,946
Numericable-SFR SAS (b)	770	42,010
Omnicom Group, Inc.	960	74,861
Pearson PLC	4,977	107,123
ProSiebenSat.1 Media AG	1,328	64,956
Publicis Groupe SA	807	62,265
REA Group Ltd.	1,002	36,704
Reed Elsevier NV	5,063	126,158
Reed Elsevier PLC	6,934	119,250
RTL Group SA	312	30,012
Scripps Networks Interactive, Inc.-Class A	370	25,367
SES SA	1,845	65,406
Singapore Press Holdings Ltd. (a)	6,000	18,315
Sky PLC	6,268	92,215
Telenet Group Holding NV (b)	459	25,257
Time Warner Cable, Inc.-Class A	1,065	159,622
Time Warner, Inc.	3,195	269,786
Toho Co., Ltd./Tokyo	1,000	24,451
Twenty-First Century Fox, Inc.-Class A	7,035	238,064
Viacom, Inc.-Class B	1,410	96,303
Vivendi SA (b)	7,368	182,931
Walt Disney Co. (The)	5,914	620,320
WPP PLC	7,999	181,662

		4,022,840

Multiline Retail - 0.2%
Dollar General Corp. (b)	1,120	84,426
Dollar Tree, Inc. (b)	750	60,859
Don Quijote Holdings Co., Ltd.	500	40,644
Family Dollar Stores, Inc.	355	28,130
Isetan Mitsukoshi Holdings Ltd.	1,300	21,480
J Front Retailing Co., Ltd.	1,500	23,548
Kohl’s Corp.	780	61,035
Macy’s, Inc.	1,305	84,707
Marks & Spencer Group PLC	9,926	78,503
Next PLC	931	96,823
Nordstrom, Inc.	520	41,766
Target Corp.	2,375	194,916

		816,837

Company	Shares	U.S. $ Value
Specialty Retail - 0.5%
ABC-Mart, Inc. (a)	500	29,243
AutoNation, Inc. (b)	285	18,334
AutoZone, Inc. (b)	125	85,270
Bed Bath & Beyond, Inc. (b)	745	57,197
Best Buy Co., Inc.	1,050	39,680
CarMax, Inc. (b)	820	56,588
Dixons Carphone PLC	7,310	44,707
Fast Retailing Co., Ltd.	300	115,998
GameStop Corp.-Class A (a)	415	15,753
Gap, Inc. (The)	1,005	43,547
Hennes & Mauritz AB-Class B	5,764	233,544
Hikari Tsushin, Inc.	200	12,953
Home Depot, Inc. (The)	5,080	577,139
Inditex SA	6,622	212,604
Kingfisher PLC	14,379	81,127
L Brands, Inc.	935	88,161
Lowe’s Cos., Inc.	3,690	274,499
Nitori Holdings Co., Ltd.	400	27,077
O’Reilly Automotive, Inc. (b)	390	84,334
Ross Stores, Inc.	800	84,288
Sanrio Co., Ltd. (a)	500	13,356
Shimamura Co., Ltd.	200	18,524
Sports Direct International PLC (b)	1,618	14,542
Staples, Inc.	2,415	39,328
Tiffany & Co.	405	35,644
TJX Cos., Inc. (The)	2,570	180,029
Tractor Supply Co.	515	43,806
Urban Outfitters, Inc. (b)	335	15,293
USS Co., Ltd.	1,310	22,636
Yamada Denki Co., Ltd. (a)	2,700	11,118

		2,576,319

Textiles, Apparel & Luxury Goods - 0.4%
Adidas AG	932	73,594
Asics Corp.	1,000	27,213
Burberry Group PLC	2,695	69,209
Christian Dior SE	331	62,300
Cie Financiere Richemont SA	3,169	254,632
Coach, Inc.	1,030	42,673
Fossil Group, Inc. (b)	169	13,934
Hanesbrands, Inc.	1,527	51,170
Hermes International	156	55,081
HUGO BOSS AG	623	75,689
Kering	338	65,984
Li & Fung Ltd.	48,000	46,869
Luxottica Group SpA	1,559	98,740
LVMH Moet Hennessy Louis Vuitton SE	1,695	298,291
Michael Kors Holdings Ltd. (b)	759	49,904
NIKE, Inc.-Class B	2,660	266,878
Pandora A/S	700	63,732
PVH Corp.	295	31,435
Ralph Lauren Corp.	240	31,560
Swatch Group AG (The)	137	57,938
Swatch Group AG (The) (REG)	522	43,751
Under Armour, Inc.-Class A (b)	647	52,245

Company	Shares	U.S. $ Value
VF Corp.	1,310	98,656

		1,931,478

		18,941,365

Information Technology - 3.4%
Communications Equipment - 0.3%
Alcatel-Lucent (b)	12,407	46,644
Cisco Systems, Inc.	19,090	525,452
F5 Networks, Inc. (b)	280	32,183
Harris Corp.	395	31,110
Juniper Networks, Inc.	1,490	33,644
Motorola Solutions, Inc.	845	56,336
Nokia Oyj	22,736	173,357
QUALCOMM, Inc.	6,270	434,762
Telefonaktiebolaget LM Ericsson-Class B	18,476	231,965

		1,565,453

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.-Class A	1,150	67,770
Citizen Holdings Co., Ltd.	2,800	21,460
Corning, Inc.	4,805	108,977
FLIR Systems, Inc.	510	15,953
Hamamatsu Photonics KK	1,200	36,171
Hexagon AB-Class B	2,435	86,455
Hirose Electric Co., Ltd. (a)	315	40,556
Hitachi High-Technologies Corp.	600	18,259
Hitachi Ltd.	29,000	198,066
Hoya Corp.	2,600	104,089
Keyence Corp.	300	163,709
Kyocera Corp.	1,900	103,840
Murata Manufacturing Co., Ltd.	1,200	164,807
Omron Corp.	1,200	54,059
Shimadzu Corp.	2,000	22,274
TDK Corp.	600	42,485
TE Connectivity Ltd.	1,510	108,146
Yaskawa Electric Corp.	2,000	29,228
Yokogawa Electric Corp.	1,100	11,851

		1,398,155

Internet Software & Services - 0.5%
Akamai Technologies, Inc. (b)	655	46,535
eBay, Inc. (b)	4,235	244,275
Equinix, Inc.	215	50,063
Facebook, Inc.-Class A (b)	7,838	644,401
Google, Inc.-Class A (b)	1,089	604,068
Google, Inc.-Class C (b)	1,089	596,772
Kakaku.com, Inc. (a)	961	15,947
Mixi, Inc. (a)	409	16,533
United Internet AG	1,223	55,511
VeriSign, Inc. (a)(b)	425	28,462
Yahoo Japan Corp. (a)	6,408	26,431
Yahoo!, Inc. (b)	3,465	153,967

		2,482,965

Company	Shares	U.S. $ Value
IT Services - 0.5%
Accenture PLC-Class A	2,385	223,451
Alliance Data Systems Corp. (b)	230	68,138
Amadeus IT Holding SA-Class A	2,581	110,614
AtoS	677	46,602
Automatic Data Processing, Inc.	1,820	155,865
Cap Gemini SA	854	70,064
Cognizant Technology Solutions Corp.-Class A (b)	2,280	142,249
Computer Sciences Corp.	540	35,251
Computershare Ltd.	3,663	35,406
Fidelity National Information Services, Inc.	1,070	72,824
Fiserv, Inc. (b)	950	75,430
Fujitsu Ltd.	11,000	75,016
International Business Machines Corp.	3,476	557,898
MasterCard, Inc.-Class A	3,710	320,507
Nomura Research Institute Ltd.	600	22,542
NTT Data Corp.	500	21,716
Otsuka Corp.	600	25,569
Paychex, Inc.	1,195	59,290
Teradata Corp. (b)	545	24,056
Total System Services, Inc.	610	23,272
Visa, Inc.-Class A	7,500	490,575
Western Union Co. (The)-Class W	1,930	40,163
Xerox Corp.	4,045	51,978

		2,748,476

Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.	1,110	47,630
Analog Devices, Inc.	1,180	74,340
Applied Materials, Inc.	4,535	102,310
ARM Holdings PLC	8,527	138,489
ASM Pacific Technology Ltd.	900	9,385
ASML Holding NV	1,801	182,585
Avago Technologies Ltd.	926	117,583
Broadcom Corp.-Class A	2,020	87,456
Infineon Technologies AG	4,860	57,819
Intel Corp.	18,540	579,746
KLA-Tencor Corp.	610	35,557
Lam Research Corp.	629	44,178
Linear Technology Corp.	890	41,652
Microchip Technology, Inc. (a)	745	36,430
Micron Technology, Inc. (b)	3,970	107,706
NVIDIA Corp.	1,885	39,444
Rohm Co., Ltd.	400	27,333
Skyworks Solutions, Inc.	724	71,162
STMicroelectronics NV	4,174	38,898
Texas Instruments, Inc.	3,975	227,310
Tokyo Electron Ltd.	800	55,491
Xilinx, Inc.	985	41,665

		2,164,169

Software - 0.6%
Adobe Systems, Inc. (b)	1,760	130,134
Autodesk, Inc. (b)	825	48,378
CA, Inc.	1,185	38,643
Citrix Systems, Inc. (b)	630	40,238
COLOPL, Inc. (a)	1,046	22,548

Company	Shares	U.S. $ Value
Dassault Systemes	924	62,531
Electronic Arts, Inc. (b)	1,135	66,755
Gemalto NV (a)	323	25,736
GungHo Online Entertainment, Inc. (a)	4,000	15,626
Intuit, Inc.	1,050	101,808
Konami Corp.	1,300	24,321
Microsoft Corp.	30,920	1,257,053
Nexon Co., Ltd.	2,595	27,634
NICE-Systems Ltd.	208	12,696
Nintendo Co., Ltd.	600	88,035
Oracle Corp.	12,200	526,430
Oracle Corp. Japan	500	21,517
Red Hat, Inc. (b)	690	52,268
Sage Group PLC (The)	6,586	45,494
salesforce.com, Inc. (b)	2,134	142,573
SAP SE	5,594	404,319
Symantec Corp.	2,555	59,698
Trend Micro, Inc./Japan	500	16,475

		3,230,910

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	22,202	2,762,595
Brother Industries Ltd.	800	12,710
Canon, Inc.	6,900	244,131
EMC Corp./MA	7,555	193,106
Fujifilm Holdings Corp.	2,800	99,614
Hewlett-Packard Co.	6,960	216,874
Konica Minolta, Inc.	2,000	20,269
NEC Corp.	16,000	46,999
NetApp, Inc.	1,190	42,197
Ricoh Co., Ltd.	4,000	43,494
SanDisk Corp.	870	55,349
Seagate Technology PLC (a)	1,200	62,436
Seiko Epson Corp.	1,200	21,254
Western Digital Corp.	830	75,538

		3,896,566

		17,486,694

Industrials - 3.4%
Aerospace & Defense - 0.6%
Airbus Group NV	3,570	232,089
BAE Systems PLC	19,161	148,489
Boeing Co. (The)	2,510	376,701
Cobham PLC	7,675	34,573
General Dynamics Corp.	1,210	164,233
Honeywell International, Inc.	2,955	308,236
L-3 Communications Holdings, Inc.	325	40,882
Lockheed Martin Corp.	1,050	213,108
Meggitt PLC	4,891	39,757
Northrop Grumman Corp.	790	127,158
Precision Castparts Corp.	540	113,400
Raytheon Co.	1,150	125,638
Rockwell Collins, Inc.	500	48,275
Rolls-Royce Holdings PLC (b)	11,452	161,518
Safran SA	1,646	115,009
Singapore Technologies Engineering Ltd.	19,000	48,182
Textron, Inc.	1,005	44,552

Company	Shares	U.S. $ Value
Thales SA	694	38,505
United Technologies Corp.	3,225	377,970
Zodiac Aerospace	1,135	37,553

		2,795,828

Air Freight & Logistics - 0.2%
Bollore SA	11,606	61,839
CH Robinson Worldwide, Inc. (a)	565	41,369
Deutsche Post AG	5,875	183,035
Expeditors International of Washington, Inc.	720	34,689
FedEx Corp.	1,015	167,932
Kuehne & Nagel International AG	432	64,140
Royal Mail PLC	2,926	18,979
United Parcel Service, Inc.-Class B	2,655	257,376
Yamato Holdings Co., Ltd.	2,200	50,707

		880,066

Airlines - 0.1%
American Airlines Group, Inc.	2,732	144,195
ANA Holdings, Inc.	8,000	21,417
Cathay Pacific Airways Ltd.	20,000	46,229
Delta Air Lines, Inc.	3,152	141,714
Deutsche Lufthansa AG (REG)	3,330	46,629
easyJet PLC	964	26,829
International Consolidated Airlines Group SA (b)	6,202	55,569
Japan Airlines Co., Ltd.	900	27,997
Singapore Airlines Ltd.	3,000	26,120
Southwest Airlines Co.	2,555	113,187

		649,886

Building Products - 0.1%
Allegion PLC	335	20,492
Asahi Glass Co., Ltd.	4,000	26,200
Assa Abloy AB-Class B	1,164	69,334
Cie de Saint-Gobain	2,759	121,140
Daikin Industries Ltd.	1,400	93,596
Geberit AG	168	62,868
LIXIL Group Corp.	1,200	28,399
Masco Corp.	1,305	34,843
TOTO Ltd.	2,000	29,698

		486,570

Commercial Services & Supplies - 0.2%
ADT Corp. (The)	647	26,863
Aggreko PLC	1,141	25,810
Babcock International Group PLC	1,139	16,616
Brambles Ltd.	9,492	83,009
Cintas Corp.	335	27,346
Dai Nippon Printing Co., Ltd. (a)	3,000	29,139
Edenred	818	20,409
G4S PLC	12,380	54,267
ISS A/S (b)	954	30,070
Pitney Bowes, Inc.	705	16,441
Republic Services, Inc.-Class A	950	38,532
Secom Co., Ltd.	1,300	86,710
Societe BIC SA	221	31,486
Stericycle, Inc. (b)	310	43,533

Company	Shares	U.S. $ Value
Toppan Printing Co., Ltd.	2,000	15,385
Tyco International PLC	1,645	70,834
Waste Management, Inc.	1,595	86,497

		702,947

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	1,064	37,660
Bouygues SA	1,739	68,266
Chiyoda Corp. (a)	4,000	34,170
Ferrovial SA	1,957	41,610
Fluor Corp.	565	32,295
Jacobs Engineering Group, Inc. (b)	465	20,999
JGC Corp.	1,000	19,858
Kajima Corp.	7,000	32,454
Leighton Holdings Ltd.	1,344	21,536
Obayashi Corp.	3,000	19,446
Quanta Services, Inc. (b)	765	21,825
Shimizu Corp.	4,000	27,043
Skanska AB-Class B	3,301	74,006
Taisei Corp.	5,000	28,222
Vinci SA	2,970	169,687

		649,077

Electrical Equipment - 0.3%
ABB Ltd. (REG) (b)	13,350	283,207
Alstom SA (b)	1,012	31,140
AMETEK, Inc.	899	47,234
Eaton Corp. PLC	1,794	121,884
Emerson Electric Co.	2,600	147,212
First Solar, Inc. (b)	270	16,143
Fuji Electric Co., Ltd.	4,000	18,872
Legrand SA	1,194	64,676
Mitsubishi Electric Corp.	12,000	142,458
Nidec Corp.	1,300	86,296
Osram Licht AG	292	14,455
Prysmian SpA	1,074	22,135
Rockwell Automation, Inc.	530	61,475
Schneider Electric SE (Paris)	3,189	248,164
Vestas Wind Systems A/S	1,008	41,561

		1,346,912

Industrial Conglomerates - 0.5%
3M Co.	2,455	404,952
Danaher Corp.	2,290	194,421
General Electric Co.	37,620	933,352
Hutchison Whampoa Ltd.	10,000	138,480
Keihan Electric Railway Co., Ltd.	5,000	30,429
Keppel Corp., Ltd.	13,000	85,177
Koninklijke Philips NV	7,299	207,072
Roper Industries, Inc.	375	64,500
Seibu Holdings, Inc. (a)	955	24,670
Siemens AG	4,814	520,654
Smiths Group PLC	2,461	40,703
Toshiba Corp.	24,000	100,561

		2,744,971

Company	Shares	U.S. $ Value
Machinery - 0.6%
Alfa Laval AB	3,611	70,921
Amada Co., Ltd.	3,000	28,892
Andritz AG	485	28,958
Atlas Copco AB-Class A	3,037	98,319
Atlas Copco AB-Class B	3,579	105,686
Caterpillar, Inc.	2,385	190,872
CNH Industrial NV	8,194	67,152
Cummins, Inc.	650	90,116
Deere & Co.	1,335	117,066
Dover Corp.	635	43,891
FANUC Corp.	1,200	261,977
Flowserve Corp.	510	28,810
GEA Group AG	896	43,072
Hino Motors Ltd.	2,000	28,457
Hitachi Construction Machinery Co., Ltd. (a)	700	12,219
IHI Corp.	8,000	37,406
Illinois Tool Works, Inc.	1,375	133,568
IMI PLC	1,648	31,098
Ingersoll-Rand PLC	1,005	68,420
Joy Global, Inc.	385	15,084
JTEKT Corp.	1,400	21,828
Kawasaki Heavy Industries Ltd.	9,000	45,405
Komatsu Ltd.	5,700	111,735
Kone Oyj-Class B	1,900	84,247
Kubota Corp.	7,000	110,592
Kurita Water Industries Ltd.	1,200	28,991
Makita Corp. (a)	700	36,274
MAN SE	407	42,845
Melrose Industries PLC	4,594	18,868
Metso Oyj (a)	571	16,683
Minebea Co. Ltd.	2,000	31,457
Mitsubishi Heavy Industries Ltd.	18,000	99,041
Nabtesco Corp.	1,000	28,889
NGK Insulators Ltd.	2,000	42,613
NSK Ltd.	2,000	29,191
PACCAR, Inc.	1,310	82,713
Pall Corp.	395	39,654
Parker-Hannifin Corp.	545	64,735
Pentair PLC	710	44,652
Sandvik AB	12,165	136,224
Schindler Holding AG	413	68,542
Schindler Holding AG (REG)	271	44,283
SembCorp Marine Ltd. (a)	7,000	14,858
SKF AB-Class B	1,658	42,811
SMC Corp./Japan	300	89,329
Snap-on, Inc.	220	32,353
Stanley Black & Decker, Inc.	615	58,646
Sumitomo Heavy Industries Ltd.	6,000	39,266
THK Co., Ltd.	800	20,329
Vallourec SA	641	15,645
Volvo AB-Class B	6,759	81,799
Wartsila Oyj Abp	793	35,075
Weir Group PLC (The)	950	23,972
Xylem, Inc./NY	685	23,989
Zardoya Otis SA	2,136	27,568

		3,237,086

Company	Shares	U.S. $ Value
Marine - 0.0%
AP Moeller-Maersk A/S-Class A (a)	15	30,460
AP Moeller-Maersk A/S-Class B (a)	43	89,880
Mitsui OSK Lines Ltd.	12,000	40,700
Nippon Yusen KK	10,000	28,767

		189,807

Professional Services - 0.1%
Adecco SA (b)	1,033	85,867
Bureau Veritas SA	1,236	26,518
Capita PLC	4,013	66,338
Dun & Bradstreet Corp. (The)	165	21,179
Equifax, Inc.	455	42,315
Experian PLC	6,015	99,566
Intertek Group PLC	720	26,669
Nielsen NV	1,116	49,740
Randstad Holding NV	1,613	97,780
Recruit Holdings Co., Ltd.	653	20,375
Robert Half International, Inc.	485	29,352
SGS SA	24	45,759

		611,458

Road & Rail - 0.3%
Asciano Ltd.	8,374	40,271
Aurizon Holdings Ltd.	12,975	47,757
Central Japan Railway Co.	875	158,130
CSX Corp.	3,710	122,875
DSV A/S	1,630	50,659
East Japan Railway Co.	2,000	160,268
Hankyu Hanshin Holdings, Inc.	5,000	30,887
Kansas City Southern	420	42,874
Keikyu Corp.	2,000	15,986
Keio Corp.	3,000	23,496
Keisei Electric Railway Co., Ltd.	2,000	24,823
Kintetsu Corp. (a)	8,000	29,351
MTR Corp., Ltd.	15,500	73,523
Nagoya Railroad Co., Ltd. (a)	4,000	15,972
Nippon Express Co., Ltd.	3,000	16,762
Norfolk Southern Corp.	1,190	122,475
Odakyu Electric Railway Co., Ltd.	4,000	40,740
Ryder System, Inc.	215	20,401
Tobu Railway Co., Ltd.	6,000	28,426
Tokyu Corp.	5,000	30,934
Union Pacific Corp.	3,400	368,254
West Japan Railway Co.	751	39,375

		1,504,239

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	3,056	49,011
Brenntag AG	567	33,875
Bunzl PLC	2,030	55,036
Fastenal Co.	1,030	42,678
ITOCHU Corp. (a)	9,000	97,397
Marubeni Corp. (a)	10,000	57,815
Mitsubishi Corp. (a)	8,400	168,788
Mitsui & Co., Ltd.	10,400	139,279
Noble Group Ltd.	24,000	16,076

Company	Shares	U.S. $ Value
Sumitomo Corp.	6,800	72,563
Toyota Tsusho Corp.	1,300	34,395
Travis Perkins PLC	1,926	55,610
United Rentals, Inc. (b)	350	31,906
Wolseley PLC	1,840	108,752
WW Grainger, Inc.	230	54,236

		1,017,417

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,454	44,355
Aena SA (b)(e)	364	36,599
Aeroports de Paris	305	36,455
Atlantia SpA	2,911	76,444
Auckland International Airport Ltd.	6,289	21,124
Groupe Eurotunnel SE	2,068	29,647
Hutchison Port Holdings Trust-Class U	43,553	30,233
Kamigumi Co., Ltd.	3,000	28,320
Mitsubishi Logistics Corp.	1,000	15,563
Sydney Airport	15,829	62,290
Transurban Group	10,995	79,613

		460,643

		17,276,907

Consumer Staples - 3.0%
Beverages - 0.7%
Anheuser-Busch InBev NV	4,882	596,411
Asahi Group Holdings Ltd.	2,300	72,929
Brown-Forman Corp.-Class B	602	54,391
Carlsberg A/S-Class B	695	57,307
Coca-Cola Amatil Ltd.	3,316	27,149
Coca-Cola Co. (The)	14,780	599,329
Coca-Cola Enterprises, Inc.	850	37,570
Coca-Cola HBC AG (b)	892	16,046
Constellation Brands, Inc.-Class A (b)	620	72,050
Diageo PLC	15,252	421,479
Dr Pepper Snapple Group, Inc.	720	56,506
Heineken NV	1,401	106,934
Kirin Holdings Co., Ltd.	5,000	65,581
Molson Coors Brewing Co.-Class B	600	44,670
Monster Beverage Corp. (b)	560	77,501
PepsiCo, Inc.	5,675	542,643
Pernod Ricard SA	1,289	152,414
Remy Cointreau SA	195	14,362
SABMiller PLC (London)	5,871	307,533
Suntory Beverage & Food Ltd.	848	36,311
Treasury Wine Estates Ltd.	5,315	20,651

		3,379,767

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	4,000	43,878
Carrefour SA	3,792	126,679
Casino Guichard Perrachon SA	482	42,679
Colruyt SA	393	17,104
Costco Wholesale Corp.	1,665	252,239
CVS Health Corp.	4,330	446,899
Delhaize Group SA	624	56,060
Distribuidora Internacional de Alimentacion SA	4,415	34,454

Company	Shares	U.S. $ Value
FamilyMart Co., Ltd.	400	16,759
J Sainsbury PLC	5,506	21,129
Jeronimo Martins SGPS SA	1,190	14,975
Koninklijke Ahold NV	5,462	107,633
Kroger Co. (The)	1,815	139,138
Lawson, Inc.	600	41,592
Metro AG	1,551	52,563
Seven & I Holdings Co., Ltd.	4,600	193,307
Sysco Corp.	2,155	81,308
Tesco PLC	49,315	176,033
Wal-Mart Stores, Inc.	5,913	486,344
Walgreens Boots Alliance, Inc.	3,295	279,021
Wesfarmers Ltd.	6,821	227,780
Whole Foods Market, Inc.	1,320	68,746
WM Morrison Supermarkets PLC	18,352	52,449
Woolworths Ltd.	7,649	171,292

		3,150,061

Food Products - 0.8%
Ajinomoto Co., Inc.	3,000	65,815
Archer-Daniels-Midland Co.	2,415	114,471
Aryzta AG (b)	470	28,812
Associated British Foods PLC	2,163	90,269
Barry Callebaut AG (b)	25	24,409
Calbee, Inc.	698	30,302
Campbell Soup Co.	675	31,421
Chocoladefabriken Lindt & Sprungli AG (REG)	1	63,261
ConAgra Foods, Inc.	1,585	57,900
Danone SA	3,518	237,141
General Mills, Inc.	2,285	129,331
Golden Agri-Resources Ltd.	48,000	14,854
Hershey Co. (The)	550	55,500
Hormel Foods Corp.	475	27,004
JM Smucker Co. (The)	395	45,713
Kellogg Co.	965	63,642
Kerry Group PLC-Class A	961	64,582
Keurig Green Mountain, Inc.	478	53,407
Kikkoman Corp.	1,000	31,709
Kraft Foods Group, Inc.	2,228	194,092
McCormick & Co., Inc./MD	475	36,627
Mead Johnson Nutrition Co.-Class A	760	76,403
MEIJI Holdings Co., Ltd.	300	36,543
Mondelez International, Inc.-Class A	6,285	226,826
Nestle SA (REG)	19,578	1,474,270
NH Foods Ltd	1,000	23,044
Nisshin Seifun Group, Inc.	1,500	17,655
Nissin Foods Holdings Co., Ltd.	400	19,658
Orkla ASA	5,657	42,695
Tate & Lyle PLC	2,078	18,418
Toyo Suisan Kaisha Ltd.	1,000	35,182
Tyson Foods, Inc.-Class A	1,075	41,173
Unilever NV	9,903	413,822
Unilever PLC	7,792	325,109
Wilmar International Ltd.	9,000	21,366
Yakult Honsha Co., Ltd.	400	27,865

		4,260,291

Company	Shares	U.S. $ Value
Household Products - 0.4%
Clorox Co. (The)	470	51,883
Colgate-Palmolive Co.	3,200	221,888
Henkel AG & Co. KGaA	579	59,749
Henkel AG & Co. KGaA (Preference Shares)	1,082	127,093
Kimberly-Clark Corp.	1,415	151,561
Procter & Gamble Co. (The)	10,165	832,920
Reckitt Benckiser Group PLC	3,945	338,897
Svenska Cellulosa AB SCA-Class B	4,979	114,412
Unicharm Corp.	2,300	60,214

		1,958,617

Personal Products - 0.1%
Beiersdorf AG	630	54,627
Estee Lauder Cos., Inc. (The)-Class A	840	69,855
Kao Corp.	3,100	154,795
L’Oreal SA	1,526	281,075
Shiseido Co., Ltd.	1,600	28,384

		588,736

Tobacco - 0.4%
Altria Group, Inc.	7,410	370,648
British American Tobacco PLC	11,316	585,988
Imperial Tobacco Group PLC	5,811	254,907
Japan Tobacco, Inc.	6,678	211,124
Lorillard, Inc.	1,340	87,569
Philip Morris International, Inc.	5,850	440,680
Reynolds American, Inc.	1,135	78,213
Swedish Match AB	831	24,434

		2,053,563

		15,391,035

Energy - 1.9%
Energy Equipment & Services - 0.2%
Amec Foster Wheeler PLC	1,606	21,483
Baker Hughes, Inc.	1,610	102,364
Cameron International Corp. (b)	770	34,742
Diamond Offshore Drilling, Inc.	240	6,430
Ensco PLC-Class A (a)	850	17,910
FMC Technologies, Inc. (b)	860	31,829
Halliburton Co.	3,190	139,977
Helmerich & Payne, Inc. (a)	435	29,610
National Oilwell Varco, Inc.	1,605	80,234
Noble Corp. PLC (a)	925	13,209
Petrofac Ltd. (a)	3,159	44,473
Saipem SpA (a)(b)	1,479	15,044
Schlumberger Ltd.	4,885	407,604
Seadrill Ltd. (a)	3,774	35,338
Subsea 7 SA	1,066	9,154
Technip SA	568	34,357
Tenaris SA	4,173	58,497
Transocean Ltd. (a)	1,250	18,338
Transocean Ltd. (Zurich) (a)	2,638	38,005
WorleyParsons Ltd.	2,661	19,258

		1,157,856

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.	1,895	156,925
Apache Corp.	1,445	87,177
BG Group PLC	20,707	254,152
BP PLC	111,844	724,991
Cabot Oil & Gas Corp.	1,540	45,476
Caltex Australia Ltd.	1,410	37,421
Chesapeake Energy Corp. (a)	1,945	27,541
Chevron Corp.	7,130	748,507
Cimarex Energy Co.	327	37,634
ConocoPhillips	4,620	287,641
CONSOL Energy, Inc.	840	23,428
Delek Group Ltd.	11	2,831
Devon Energy Corp.	1,420	85,640
ENI SpA	15,444	267,307
EOG Resources, Inc.	2,060	188,881
EQT Corp.	590	48,893
Exxon Mobil Corp.	16,037	1,363,145
Galp Energia SGPS SA	2,341	25,316
Hess Corp.	990	67,191
Idemitsu Kosan Co., Ltd.	1,200	20,899
Inpex Corp.	5,327	58,697
JX Holdings, Inc.	14,000	53,867
Kinder Morgan, Inc./DE	6,389	268,721
Koninklijke Vopak NV	502	27,704
Lundin Petroleum AB (b)	856	11,713
Marathon Oil Corp.	2,505	65,406
Marathon Petroleum Corp.	1,062	108,738
Murphy Oil Corp.	605	28,193
Neste Oil Oyj (a)	572	15,009
Newfield Exploration Co. (b)	470	16,492
Noble Energy, Inc.	1,350	66,015
Occidental Petroleum Corp.	2,950	215,350
OMV AG	894	24,524
ONEOK, Inc.	770	37,145
Origin Energy Ltd.	4,903	42,027
Phillips 66	2,110	165,846
Pioneer Natural Resources Co.	565	92,383
QEP Resources, Inc.	575	11,989
Range Resources Corp.	650	33,826
Repsol SA	6,329	117,817
Royal Dutch Shell PLC-Class A	23,936	711,787
Royal Dutch Shell PLC-Class B	14,816	461,523
Santos Ltd.	4,317	23,352
Southwestern Energy Co. (b)	1,295	30,031
Spectra Energy Corp.	2,485	89,883
Statoil ASA	6,775	119,791
Tesoro Corp.	475	43,363
TonenGeneral Sekiyu KK	2,000	17,248
TOTAL SA	12,995	645,943
Tullow Oil PLC	4,387	18,391
Valero Energy Corp.	1,975	125,650
Williams Cos., Inc. (The)	2,505	126,728
Woodside Petroleum Ltd.	4,502	117,948

		8,494,096

		9,651,952

Company	Shares	U.S. $ Value
Materials - 1.5%
Chemicals - 0.8%
Air Liquide SA	2,092	269,323
Air Products & Chemicals, Inc.	720	108,922
Air Water, Inc.	1,000	17,858
Airgas, Inc.	240	25,466
Akzo Nobel NV	704	53,229
Arkema SA	450	35,638
Asahi Kasei Corp.	8,000	76,397
BASF SE	5,576	551,999
CF Industries Holdings, Inc.	190	53,899
Croda International PLC	1,144	46,398
Daicel Corp.	3,000	35,759
Dow Chemical Co. (The)	4,225	202,716
Eastman Chemical Co.	580	40,171
Ecolab, Inc.	1,040	118,955
EI du Pont de Nemours & Co.	3,445	246,214
EMS-Chemie Holding AG (REG)	109	44,324
FMC Corp.	480	27,480
Givaudan SA (REG) (b)	56	101,172
Hitachi Chemical Co., Ltd.	900	19,218
Incitec Pivot Ltd.	7,611	23,508
International Flavors & Fragrances, Inc.	300	35,220
Israel Chemicals Ltd.	4,414	31,349
Israel Corp., Ltd. (The)	16	5,573
Johnson Matthey PLC	1,244	62,328
JSR Corp.	800	13,854
K&S AG	1,472	47,961
Kansai Paint Co., Ltd.	1,000	18,200
Kuraray Co., Ltd.	3,000	40,619
LANXESS AG	1,319	70,151
Linde AG	1,128	229,378
LyondellBasell Industries NV-Class A	1,599	140,392
Mitsubishi Chemical Holdings Corp.	6,000	34,830
Mitsubishi Gas Chemical Co., Inc.	5,000	24,606
Mitsui Chemicals, Inc.	8,000	25,654
Monsanto Co.	1,990	223,955
Mosaic Co. (The)	1,180	54,351
Nippon Paint Holdings Co., Ltd.	1,000	36,557
Nitto Denko Corp.	900	60,097
Novozymes A/S-Class B	1,531	69,889
OCI NV (b)	320	9,903
Orica Ltd.	2,259	34,304
PPG Industries, Inc.	550	124,047
Praxair, Inc.	1,090	131,607
Sherwin-Williams Co. (The)	315	89,618
Shin-Etsu Chemical Co., Ltd.	2,500	163,220
Sigma-Aldrich Corp.	455	62,904
Sika AG	6	21,483
Solvay SA	360	52,038
Sumitomo Chemical Co., Ltd.	7,000	35,927
Symrise AG	547	34,490
Syngenta AG	564	191,607
Taiyo Nippon Sanso Corp. (a)	2,000	27,216
Teijin Ltd.	5,000	16,964
Toray Industries, Inc.	9,000	75,330
Umicore SA	509	21,258
Yara International ASA	1,297	65,852

		4,481,378

Company	Shares	U.S. $ Value
Construction Materials - 0.1%
CRH PLC	4,489	117,400
Fletcher Building Ltd.	4,446	27,924
HeidelbergCement AG	856	67,694
Holcim Ltd. (b)	1,390	103,558
Imerys SA	448	32,871
James Hardie Industries PLC	3,449	39,897
Lafarge SA	832	54,089
Martin Marietta Materials, Inc.	227	31,735
Taiheiyo Cement Corp.	5,000	15,267
Vulcan Materials Co.	465	39,200

		529,635

Containers & Packaging - 0.1%
Amcor Ltd./Australia	7,326	78,058
Avery Dennison Corp.	335	17,725
Ball Corp.	510	36,027
MeadWestvaco Corp.	620	30,919
Owens-Illinois, Inc. (b)	560	13,059
Rexam PLC	3,136	26,877
Sealed Air Corp.	790	35,992
Toyo Seikan Group Holdings Ltd. (a)	1,700	24,865

		263,522

Metals & Mining - 0.5%
Alcoa, Inc.	4,370	56,460
Allegheny Technologies, Inc.	385	11,554
Anglo American PLC	8,479	126,634
Antofagasta PLC	1,773	19,181
ArcelorMittal (Euronext Amsterdam)	6,075	56,999
BHP Billiton Ltd.	19,498	453,212
BHP Billiton PLC	12,822	281,383
Boliden AB	1,652	32,725
Fortescue Metals Group Ltd. (a)	18,067	26,744
Freeport-McMoRan, Inc.	3,875	73,431
Fresnillo PLC	1,459	14,734
Glencore PLC (b)	64,454	272,108
Hitachi Metals Ltd.	1,000	15,327
Iluka Resources Ltd.	2,008	12,943
JFE Holdings, Inc.	3,000	66,219
Kobe Steel Ltd.	12,000	22,133
Mitsubishi Materials Corp.	7,000	23,522
Newcrest Mining Ltd. (b)	7,017	70,770
Newmont Mining Corp.	1,795	38,969
Nippon Steel & Sumitomo Metal Corp.	46,000	115,663
Norsk Hydro ASA	6,514	34,240
Nucor Corp.	1,210	57,511
Randgold Resources Ltd.	576	39,930
Rio Tinto Ltd.	2,645	114,608
Rio Tinto PLC	7,725	318,554
Sumitomo Metal Mining Co., Ltd.	3,000	43,847
ThyssenKrupp AG	2,036	53,303
Voestalpine AG	713	26,082

		2,478,786

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.0%
International Paper Co.	1,565	86,842
Oji Holdings Corp. (a)	4,000	16,366
Stora Enso Oyj-Class R	3,342	34,363
UPM-Kymmene Oyj	3,231	62,768

		200,339

		7,953,660

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	19,448	634,977
Belgacom SA	795	27,816
Bezeq The Israeli Telecommunication Corp., Ltd.	7,158	13,329
BT Group PLC	49,418	321,110
CenturyLink, Inc.	2,110	72,901
Deutsche Telekom AG	19,275	352,548
Elisa Oyj (a)	635	15,947
Frontier Communications Corp.	3,660	25,803
HKT Trust & HKT Ltd.	18,882	24,356
Iliad SA	163	38,085
Inmarsat PLC	2,586	35,414
Koninklijke KPN NV	28,755	97,469
Level 3 Communications, Inc. (b)	1,047	56,371
Nippon Telegraph & Telephone Corp.	2,300	141,981
Orange SA	11,257	180,783
Singapore Telecommunications Ltd.	48,000	152,924
Spark New Zealand Ltd	9,734	21,648
Swisscom AG (REG)	154	89,303
TDC A/S	3,390	24,289
Telecom Italia SpA (ordinary shares) (b)	64,157	75,122
Telecom Italia SpA (savings shares)	16,898	15,889
Telefonica Deutschland Holding AG (b)	3,756	21,599
Telefonica SA	25,577	363,948
Telenor ASA	3,853	77,755
TeliaSonera AB	10,613	67,442
Telstra Corp., Ltd.	26,440	126,924
Verizon Communications, Inc.	15,545	755,953
Windstream Holdings, Inc.	2,175	16,095

		3,847,781

Wireless Telecommunication Services - 0.3%
KDDI Corp.	10,620	239,933
Millicom International Cellular SA	641	46,350
NTT DoCoMo, Inc. (a)	9,275	162,090
SoftBank Corp.	5,800	337,788
StarHub Ltd.	4,000	12,681
Tele2 AB-Class B	3,826	45,762
Vodafone Group PLC	160,882	526,458

		1,371,062

		5,218,843

Utilities - 1.0%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,825	102,656
AusNet Services	37,398	41,505
Cheung Kong Infrastructure Holdings Ltd.	7,000	60,257
Chubu Electric Power Co., Inc.	2,900	34,579
Chugoku Electric Power Co., Inc. (The)	1,300	16,946

Company	Shares	U.S. $ Value
CLP Holdings Ltd.	12,500	109,010
Contact Energy Ltd.	2,149	9,596
Duke Energy Corp.	2,632	202,085
Edison International	1,215	75,901
EDP-Energias de Portugal SA	14,060	52,657
Electricite de France SA	1,042	24,985
Endesa SA	1,927	37,200
Enel SpA	39,961	180,521
Entergy Corp.	675	52,306
Eversource Energy	1,160	58,603
Exelon Corp.	3,197	107,451
FirstEnergy Corp.	1,535	53,817
Fortum Oyj	2,697	56,503
Hokuriku Electric Power Co.	1,600	21,172
Iberdrola SA	31,314	201,930
Kansai Electric Power Co., Inc. (The) (b)	3,100	29,546
Kyushu Electric Power Co., Inc.	1,900	18,408
Mighty River Power Ltd.	4,915	11,381
NextEra Energy, Inc.	1,645	171,162
Pepco Holdings, Inc.	890	23,879
Pinnacle West Capital Corp.	385	24,544
Power Assets Holdings Ltd.	8,500	86,384
PPL Corp.	2,445	82,299
Red Electrica Corp. SA	657	53,423
Shikoku Electric Power Co., Inc. (b)	2,700	33,231
Southern Co. (The)	3,360	148,781
SSE PLC	5,919	131,360
Tohoku Electric Power Co., Inc.	2,700	30,668
Tokyo Electric Power Co., Inc. (b)	8,800	33,307
Xcel Energy, Inc.	1,870	65,095

		2,443,148

Gas Utilities - 0.1%
AGL Resources, Inc.	448	22,243
APA Group	3,771	25,937
Enagas SA	1,276	36,487
Gas Natural SDG SA	2,126	47,733
Hong Kong & China Gas Co., Ltd.	32,340	74,635
Osaka Gas Co., Ltd.	11,000	46,000
Snam SpA	14,719	71,448
Toho Gas Co., Ltd.	6,000	34,975
Tokyo Gas Co., Ltd.	14,000	88,014

		447,472

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	2,385	30,647
Electric Power Development Co., Ltd.	500	16,844
Enel Green Power SpA	25,579	47,696
Meridian Energy Ltd.	6,766	10,228
NRG Energy, Inc.	1,240	31,236

		136,651

Multi-Utilities - 0.4%
AGL Energy Ltd.	3,037	35,160
Ameren Corp.	910	38,402
CenterPoint Energy, Inc.	1,545	31,533
Centrica PLC	30,469	113,963
CMS Energy Corp.	970	33,863

Company	Shares	U.S. $ Value
Consolidated Edison, Inc.	1,080	65,880
Dominion Resources, Inc./VA	2,185	154,851
DTE Energy Co.	670	54,062
E.ON SE	12,148	180,628
GDF Suez	8,789	173,521
Integrys Energy Group, Inc.	300	21,606
National Grid PLC	22,895	294,339
NiSource, Inc.	1,155	51,005
PG&E Corp.	1,775	94,199
Public Service Enterprise Group, Inc.	1,855	77,762
RWE AG	3,008	76,584
SCANA Corp.	545	29,970
Sempra Energy	860	93,757
Suez Environnement Co.	2,665	45,882
TECO Energy, Inc.	875	16,975
United Utilities Group PLC	4,140	57,245
Veolia Environnement SA	1,552	29,354
Wisconsin Energy Corp.	850	42,075

		1,812,616

Water Utilities - 0.0%
Severn Trent PLC	1,575	48,010

		4,887,897

Total Common Stocks (cost $118,329,727)		147,385,850

INVESTMENT COMPANIES - 19.7%
Funds and Investment Trusts - 19.7%
iShares Core MSCI Emerging Markets ETF (a)	428,964	20,731,830
iShares International Developed Real Estate ETF (a)	166,850	5,180,693
iShares MSCI All Country Asia ex Japan ETF (a)	273,650	17,513,600
iShares MSCI EAFE ETF	43,003	2,759,503
SPDR S&P 500 ETF Trust	198,833	41,045,096
Vanguard Mid-Cap ETF (a)	4,030	534,781
Vanguard REIT ETF (a)	122,391	10,289,411
Vanguard Small-Cap ETF (a)	23,840	2,921,830
Total Investment Companies (cost $97,349,484)		100,976,744

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 18.8%
United States - 18.8%
U.S. Treasury Bonds
2.75%, 8/15/42	$920	957,590
2.875%, 5/15/43	580	617,972
3.125%, 11/15/41-2/15/43	2,825	3,156,217
3.50%, 2/15/39	358	423,894
3.625%, 8/15/43	2,245	2,743,460
3.75%, 8/15/41	220	273,419
3.875%, 8/15/40	280	352,472
4.25%, 5/15/39	240	316,913
4.375%, 11/15/39-5/15/41	1,258	1,698,787
4.50%, 8/15/39	220	301,142

	Principal Amount (000)	U.S. $ Value
4.75%, 2/15/37-2/15/41	$401	571,963
5.375%, 2/15/31	650	923,610
6.00%, 2/15/26	762	1,061,502
6.25%, 8/15/23-5/15/30	724	1,079,235
6.875%, 8/15/25	325	476,074
7.25%, 5/15/16-8/15/22	3,223	3,714,174
7.50%, 11/15/16	92	102,465
7.625%, 2/15/25	55	83,613
8.00%, 11/15/21	123	171,902
U.S. Treasury Notes
0.375%, 1/31/16	882	883,102
0.50%, 7/31/17	3,520	3,506,525
0.75%, 2/28/18-3/31/18	5,625	5,603,116
0.875%, 11/30/16-4/30/17	2,315	2,329,787
1.00%, 9/30/16-9/30/19	8,595	8,625,773
1.25%, 11/30/18-4/30/19	5,994	6,006,560
1.375%, 11/30/15-2/28/19	9,772	9,858,331
1.50%, 5/31/19-11/30/19	3,845	3,878,001
1.625%, 8/15/22-11/15/22	2,090	2,071,363
1.75%, 5/15/23	1,740	1,730,620
1.875%, 10/31/17	1,100	1,131,539
2.00%, 4/30/16-2/15/23	3,760	3,831,015
2.125%, 8/15/21	410	422,012
2.25%, 11/30/17-11/15/24	899	930,419
2.375%, 7/31/17-8/15/24	1,271	1,320,932
2.50%, 8/15/23-5/15/24	2,242	2,357,881
2.625%, 1/31/18-11/15/20	3,140	3,319,287
2.75%, 5/31/17-11/15/23	3,570	3,774,600
3.00%, 2/28/17	889	930,603
3.125%, 10/31/16-5/15/21	1,111	1,177,594
3.25%, 7/31/16	1,147	1,190,819
3.375%, 11/15/19	1,890	2,063,791
3.50%, 5/15/20	910	1,004,057
3.625%, 2/15/20	2,210	2,448,784
3.75%, 11/15/18	6,205	6,791,565

Total Governments - Treasuries (cost $94,019,071)		96,214,480

INFLATION-LINKED SECURITIES - 3.0%
United States - 3.0%
U.S. Treasury Inflation Index
0.125%, 4/15/18-1/15/22	2,999	3,053,628
1.375%, 7/15/18-1/15/20	3,377	3,643,103
2.125%, 1/15/19	884	973,186
1.875%, 7/15/19	1,265	1,395,210
1.25%, 7/15/20	558	605,299
1.125%, 1/15/21	1,702	1,827,172
0.625%, 7/15/21	3,436	3,600,963

Total Inflation-Linked Securities (cost $14,888,726)		15,098,561

	Shares	U.S. $ Value
RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA, expiring 4/14/15 (b)	36,403	5,245
Banco de Sabadell SA, expiring 4/17/15 (a)(b)	20,710	5,256

		10,501

Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica SA, expiring 4/12/15 (b)	25,577	4,125

Total Rights (cost $5,158)		14,626

SHORT-TERM INVESTMENTS - 28.1%
Investment Companies - 28.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (f)(g) (Cost $143,626,695)	143,626,695	143,626,695

Total Investments Before Security Lending Collateral for Securities Loaned - 98.4% (cost $468,218,861)		503,316,956

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.6%
Investment Companies - 7.6%
AB Exchange Reserves - Class I, 0.08% (f)(g) (Cost $40,151,402)	40,151,402	38,627,686
Total Investments - 106.0% (cost $508,370,263) (h)		541,944,642
Other assets less liabilities - (6.0)% (i)		(30,658,316)

Net Assets - 100.0%		$511,286,326

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DAX Index Futures	24	June 2015	7,885,046	7,748,576	$(136,470)
Euro STOXX 50 Futures	527	June 2015	20,453,035	20,575,313	122,278
FTSE 100 Index Futures	71	June 2015	7,109,372	7,084,971	(24,401)
Hang Seng Index Futures	2	April 2015	315,155	321,813	6,658
MSCI EAFE Mini Futures	8	June 2015	725,685	731,960	6,275
S&P 500 E Mini Index Futures	29	June 2015	2,955,615	2,988,160	32,545
SPI 200 Futures	17	June 2015	1,890,452	1,905,306	14,854
TOPIX Index Futures	184	June 2015	23,459,806	23,679,827	220,021
U.S Ultra Bond Futures	107	June 2015	17,988,585	18,176,625	188,040
U.S. Long Bond (CBT) Futures	6	June 2015	962,572	983,250	20,678
U.S. T-Note 10 Yr (CBT) Futures	162	June 2015	20,704,254	20,882,812	178,558

					$629,036

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	8,463	USD	9,609	6/18/15	$499,464
Bank of America, NA	USD	3,430	EUR	3,206	6/18/15	20,754
Barclays Bank PLC	GBP	2,584	USD	3,811	6/18/15	(19,613)
Barclays Bank PLC	JPY	601,991	USD	4,994	6/18/15	(30,534)
Barclays Bank PLC	SEK	3,999	USD	479	6/18/15	14,179
Citibank	EUR	10,235	USD	11,679	6/18/15	662,731
Deutsche Bank AG	AUD	2,852	USD	2,177	6/18/15	14,060
HSBC Bank USA	CAD	591	USD	468	6/18/15	1,460
Royal Bank of Canada	USD	892	CHF	879	6/18/15	15,450
Royal Bank of Scotland PLC	USD	1,778	GBP	1,179	6/18/15	(29,736)
Royal Bank of Scotland PLC	USD	6,647	JPY	804,759	6/18/15	70,057
State Street Bank & Trust Co.	USD	488	JPY	57,807	6/18/15	(5,926)
State Street Bank & Trust Co.	USD	2,537	CHF	2,518	6/18/15	62,255
UBS AG	EUR	1,415	USD	1,522	6/18/15	(738)
UBS AG	USD	14,707	EUR	12,909	6/18/15	(811,775)

						$462,088

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)		Market Value			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanely & Co., LLC/(INTRCONX):
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	(5.00)	2.75		$26,528		$(2,316,408)		$(1,133,086)
iTRAXX-Xover Series 21, 5 Year Index, 6/20/19*	(5.00)	1.73	EUR	6,060		(867,619)		(26,858)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	5.00	2.75		$26,528		2,316,408		752,851
iTRAXX-Xover Series 21, 5 Year Index, 6/20/19*	5.00	1.73	EUR	6,060		867,619		126,933

					$	– 0	–	$(280,160)

*	Termination date.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
SPDR S&P 500 ETF Trust	5,487	LIBOR Plus 0.27%	$1,145	6/15/15	$(12,309)
Citibank
Standard and Poor’s Midcap 400 Index	5,816	LIBOR Plus 0.07%	12,046	2/8/16	493,071
Deutsche Bank AG
FTSE EPRA/NAREIT Developed xUS Net Total Return Index	1,246	LIBOR Plus 0.40%	4,476	5/15/15	79,125
Goldman Sachs International
Russell 2000 Total Return Index	441	LIBOR Minus 0.55%	2,581	3/18/16	33,418
Russell 2000 Total Return Index	627	LIBOR Minus 0.57%	3,675	4/20/16	42,104
UBS AG
Russell 2000 Total Return Index	599	LIBOR Minus 0.60%	3,511	10/15/15	40,298
Russell 2000 Total Return Index	30	LIBOR Minus 0.21%	176	4/15/15	1,993

					$677,700

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate market value of these securities amounted to $57,732 or 0.0% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,358,090 and gross unrealized depreciation of investments was $(4,259,995), resulting in net unrealized appreciation of $35,098,095.
(i)	An amount of U.S. $5,004,165 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2015.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

AB Variable Products Series Fund

Dynamic Asset Allocation Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$11,202,043		$20,016,423		$	– 0	–^	$31,218,466
Health Care	10,381,488		8,977,543			– 0	–	19,359,031
Consumer Discretionary	8,891,450		10,049,915			– 0	–	18,941,365
Information Technology	13,650,065		3,836,629			– 0	–	17,486,694
Industrials	7,369,456		9,907,451			– 0	–	17,276,907
Consumer Staples	6,780,082		8,610,953			– 0	–	15,391,035
Energy	5,576,085		4,075,867			– 0	–	9,651,952
Materials	2,215,341		5,738,319			– 0	–	7,953,660
Telecommunication Services	1,624,541		3,594,302			– 0	–	5,218,843
Utilities	2,093,805		2,794,092			– 0	–	4,887,897
Investment Companies	100,976,744		– 0	–		– 0	–	100,976,744
Governments - Treasuries	– 0	–	96,214,480			– 0	–	96,214,480
Inflation-Linked Securities	– 0	–	15,098,561			– 0	–	15,098,561
Rights	14,626		– 0	–		– 0	–	14,626
Short-Term Investments	143,626,695		– 0	–		– 0	–	143,626,695
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	38,627,686		– 0	–		– 0	–	38,627,686
Total Investments in Securities	353,030,107		188,914,535			– 0	–	541,944,642
Other Financial Instruments* :
Assets:
Futures	426,096		363,811			– 0	–	789,907
Forward Currency Exchange Contracts	– 0	–	1,360,410			– 0	–	1,360,410
Centrally Cleared Credit Default Swaps	– 0	–	879,784			– 0	–	879,784
Total Return Swaps	– 0	–	690,009			– 0	–	690,009

Liabilities:
Futures	$	– 0	–	$(160,871)	$	– 0	–	$(160,871)
Forward Currency Exchange Contracts		– 0	–	(898,322)		– 0	–	(898,322)
Centrally Cleared Credit Default Swaps		– 0	–	(1,159,944)		– 0	–	(1,159,944)
Total Return Swaps		– 0	–	(12,309)		– 0	–	(12,309)

Total+		$353,456,203		$189,977,103	$	– 0	–	$543,433,306

^	Less than $0.50.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 12/31/14	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 03/31/15	$	– 0	–^	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 03/31/15*	$	– 0	–	$	– 0	–

^	Less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Information Technology - 26.6%
Communications Equipment - 1.1%
Palo Alto Networks, Inc. (a)	10,130	$1,479,790

Electronic Equipment, Instruments & Components - 0.8%
InvenSense, Inc. (a)(b)	74,485	1,132,917

Internet Software & Services - 5.8%
Facebook, Inc.-Class A (a)	25,670	2,110,459
Google, Inc.-Class C (a)	4,346	2,381,608
LinkedIn Corp.-Class A (a)	7,897	1,973,145
Tencent Holdings Ltd.	76,800	1,459,415

		7,924,627

IT Services - 1.9%
Visa, Inc.-Class A	38,560	2,522,210

Semiconductors & Semiconductor Equipment - 8.3%
ams AG	28,890	1,379,376
Avago Technologies Ltd.	14,840	1,884,383
MediaTek, Inc.	95,000	1,283,046
NVIDIA Corp.	79,288	1,659,101
NXP Semiconductors NV (a)	14,600	1,465,256
Skyworks Solutions, Inc.	22,420	2,203,662
SunEdison, Inc. (a)(b)	59,250	1,422,000

		11,296,824

Software - 6.6%
Imperva, Inc. (a)	37,770	1,612,779
Mobileye NV (a)	57,910	2,433,957
salesforce.com, Inc. (a)	26,622	1,778,616
ServiceNow, Inc. (a)	16,580	1,306,173
Verint Systems, Inc. (a)	28,870	1,787,919

		8,919,444

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	12,745	1,585,860
Cray, Inc. (a)	44,490	1,249,279

		2,835,139

		36,110,951

Consumer Discretionary - 20.0%
Auto Components - 1.9%
Delphi Automotive PLC	32,940	2,626,636

Automobiles - 3.9%
Harley-Davidson, Inc.	23,830	1,447,434
Nissan Motor Co., Ltd.	107,300	1,091,299
Tata Motors Ltd.-Class A	235,494	1,250,508
Volkswagen AG (Preference Shares)	5,556	1,473,465

		5,262,706

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.7%
Kroton Educacional SA	307,800	992,390

Hotels, Restaurants & Leisure - 2.8%
Alsea SAB de CV (a)(b)	263,205	770,625
Melco Crown Entertainment Ltd. (ADR) (b)	52,800	1,133,088
Yum! Brands, Inc.	23,840	1,876,685

		3,780,398

Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (a)	3,973	1,478,353
JD.com, Inc. (ADR) (a)	55,090	1,618,544
Priceline Group, Inc. (The) (a)	1,550	1,804,433

		4,901,330

Media - 0.5%
Comcast Corp.-Class A	11,820	667,475

Multiline Retail - 1.7%
Lojas Renner SA	33,900	964,247
Matahari Department Store Tbk PT	884,500	1,330,124

		2,294,371

Specialty Retail - 1.6%
Chow Tai Fook Jewellery Group Ltd. (b)	740,800	794,949
Fast Retailing Co., Ltd.	3,500	1,353,303

		2,148,252

Textiles, Apparel & Luxury Goods - 3.3%
Cie Financiere Richemont SA	22,560	1,812,716
NIKE, Inc.-Class B	26,550	2,663,761

		4,476,477

		27,150,035

Health Care - 17.9%
Biotechnology - 1.4%
Cepheid (a)	34,917	1,986,777

Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	52,020	2,410,086
Elekta AB-Class B (b)	70,410	633,205
Essilor International SA	14,590	1,675,153

		4,718,444

Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	24,130	2,854,338

Life Sciences Tools & Services - 2.5%
Illumina, Inc. (a)	7,601	1,411,049
Quintiles Transnational Holdings, Inc. (a)	29,478	1,974,142

		3,385,191

Pharmaceuticals - 8.4%
Aspen Pharmacare Holdings Ltd. (a)	47,870	1,512,523
Bristol-Myers Squibb Co.	32,130	2,072,385

Company	Shares	U.S. $ Value
Kalbe Farma Tbk PT	7,626,500	1,088,145
Perrigo Co. PLC	13,310	2,203,470
Roche Holding AG	9,190	2,525,339
Sun Pharmaceutical Industries Ltd.	121,500	1,982,247

		11,384,109

		24,328,859

Financials - 12.9%
Banks - 3.6%
Credicorp Ltd.	7,630	1,073,007
HDFC Bank Ltd.	69,650	1,139,428
ING Groep NV (a)	108,350	1,587,109
UniCredit SpA	164,640	1,116,472

		4,916,016

Capital Markets - 1.2%
UBS Group AG (a)	88,860	1,667,902

Diversified Financial Services - 2.4%
Intercontinental Exchange, Inc.	7,700	1,796,179
London Stock Exchange Group PLC	38,830	1,412,247

		3,208,426

Insurance - 2.9%
AIA Group Ltd.	428,600	2,688,200
St James’s Place PLC	85,240	1,178,971

		3,867,171

Real Estate Management & Development - 1.0%
Global Logistic Properties Ltd.	731,000	1,410,899

Thrifts & Mortgage Finance - 1.8%
Housing Development Finance Corp. Ltd.	116,700	2,454,195

		17,524,609

Consumer Staples - 11.5%
Beverages - 1.7%
Anheuser-Busch InBev NV	19,360	2,365,122

Food Products - 5.2%
Danone SA	21,272	1,433,900
Mead Johnson Nutrition Co.-Class A	18,970	1,907,054
Nestle SA (REG)	19,930	1,500,776
Universal Robina Corp.	345,721	1,746,321
WH Group Ltd. (a)(c)	928,000	528,310

		7,116,361

Household Products - 3.4%
Colgate-Palmolive Co.	32,800	2,274,352
Unicharm Corp.	86,500	2,264,569

		4,538,921

Personal Products - 1.2%
Estee Lauder Cos., Inc. (The)-Class A	19,790	1,645,736

		15,666,140

Company	Shares	U.S. $ Value
Energy - 3.9%
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	24,590	2,051,790

Oil, Gas & Consumable Fuels - 2.4%
Concho Resources, Inc. (a)	13,825	1,602,594
Noble Energy, Inc.	35,210	1,721,769

		3,324,363

		5,376,153

Materials - 1.6%
Chemicals - 1.6%
Monsanto Co.	19,190	2,159,643

Industrials - 1.2%
Aerospace & Defense - 1.2%
Hexcel Corp.	30,820	1,584,764

Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
SoftBank Corp.	20,600	1,199,732

Total Common Stocks (cost $106,575,194)		131,100,886

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.5%
Time Deposit - 3.5%
State Street Time Deposit Zero Coupon, 4/01/15 (cost $4,755,807)	$4,756	4,755,807

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $111,331,001)		135,856,693

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%
Investment Companies - 4.3%
AB Exchange Reserves-Class I, 0.08% (d)(e) (cost $5,817,184)	5,817,184	5,817,184

U.S. $ Value
Total Investments - 104.3% (cost $117,148,185) (f)	141,673,877
Other assets less liabilities - (4.3)%	(5,831,159)

Net Assets - 100.0%	$135,842,718

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	2,852	USD	4,255	6/18/15	$26,389
BNP Paribas SA	USD	1,593	CAD	1,991	6/18/15	(23,037)
Deutsche Bank AG	BRL	3,306	USD	1,144	4/02/15	107,748
Deutsche Bank AG	USD	1,031	BRL	3,306	4/02/15	5,312
Deutsche Bank AG	USD	2,501	CAD	3,163	6/18/15	(5,824)
Morgan Stanley & Co., Inc.	USD	4,675	JPY	557,662	6/18/15	(20,272)
Royal Bank of Scotland PLC	USD	3,133	AUD	4,104	6/18/15	(20,913)
Royal Bank of Scotland PLC	USD	6,819	GBP	4,496	6/18/15	(152,942)
Standard Chartered Bank	HKD	26,691	USD	3,439	6/18/15	(3,042)
State Street Bank & Trust Co.	CHF	3,248	USD	3,273	6/18/15	(80,303)
State Street Bank & Trust Co.	USD	1,375	EUR	1,278	6/18/15	883
UBS AG	BRL	3,306	USD	1,031	4/02/15	(5,312)
UBS AG	USD	1,039	BRL	3,306	4/02/15	(3,109)
UBS AG	BRL	3,306	USD	1,030	5/05/15	3,038

						$(171,384)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of this security amounted to $528,310 or 0.4% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,639,286 and gross unrealized depreciation of investments was $(3,113,594), resulting in net unrealized appreciation of $24,525,692.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

March 31, 2015 (unaudited)

51.7%	United States
5.5%	Switzerland
5.0%	India
4.4%	Japan
3.8%	United Kingdom
3.8%	Hong Kong
2.4%	Singapore
2.3%	France
2.3%	China
2.3%	Netherlands
1.8%	Indonesia
1.7%	Belgium
9.5%	Other
3.5%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Austria, Germany, Italy, Mexico, Peru, Philippines, South Africa, Sweden and Taiwan.

AB Variable Products Series Fund

Global Thematic Growth Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$31,989,114		$4,121,837		$	– 0	–	$36,110,951
Consumer Discretionary	18,043,671		9,106,364			– 0	–	27,150,035
Health Care	17,527,699		6,801,160			– 0	–	24,328,859
Financials	4,537,088		12,987,521			– 0	–	17,524,609
Consumer Staples	5,827,142		9,838,998			– 0	–	15,666,140
Energy	5,376,153		– 0	–		– 0	–	5,376,153
Materials	2,159,643		– 0	–		– 0	–	2,159,643
Industrials	1,584,764		– 0	–		– 0	–	1,584,764
Telecommunication Services	– 0	–	1,199,732			– 0	–	1,199,732
Short-Term Investments	– 0	–	4,755,807			– 0	–	4,755,807
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,817,184		– 0	–		– 0	–	5,817,184

Total Investments in Securities	92,862,458		48,811,419	+		– 0	–	141,673,877
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	143,370			– 0	–	143,370
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(314,754)			– 0	–	(314,754)

Total^	$92,862,458		$48,640,035		$	– 0	–	$141,502,493

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $1,657,040 was transferred from Level 2 to Level 1due to increase in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Information Technology - 32.0%
Communications Equipment - 1.4%
F5 Networks, Inc. (a)	5,189	$596,423
Palo Alto Networks, Inc. (a)	3,110	454,309

		1,050,732

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp.-Class A	9,834	579,518

Internet Software & Services - 9.0%
Facebook, Inc.-Class A (a)	37,337	3,069,662
Google, Inc.-Class A (a)	1,649	914,700
Google, Inc.-Class C (a)	3,137	1,719,076
HomeAway, Inc. (a)	10,630	320,707
Twitter, Inc. (a)	16,100	806,288

		6,830,433

IT Services - 3.1%
Visa, Inc.-Class A	36,320	2,375,691

Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	12,040	516,636
Micron Technology, Inc. (a)	18,320	497,022
NVIDIA Corp.	44,630	933,883

		1,947,541

Software - 8.5%
ANSYS, Inc. (a)	7,026	619,623
Aspen Technology, Inc. (a)	14,780	568,882
FireEye, Inc. (a)(b)	10,540	413,695
Microsoft Corp.	39,566	1,608,556
Mobileye NV (a)(b)	15,350	645,160
NetSuite, Inc. (a)	6,650	616,854
ServiceNow, Inc. (a)	10,717	844,285
Tableau Software, Inc.-Class A (a)	5,676	525,144
Ultimate Software Group, Inc. (The) (a)	3,876	658,746

		6,500,945

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	41,035	5,105,985

		24,390,845

Consumer Discretionary - 24.5%
Automobiles - 1.2%
Harley-Davidson, Inc.	14,870	903,204

Hotels, Restaurants & Leisure - 4.2%
Starbucks Corp.	23,920	2,265,224
Wyndham Worldwide Corp.	10,520	951,744

		3,216,968

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 1.8%
Priceline Group, Inc. (The) (a)	1,207	1,405,129

Leisure Products - 0.3%
Polaris Industries, Inc.	1,806	254,826

Media - 6.2%
AMC Networks, Inc.-Class A (a)	10,407	797,592
Comcast Corp.-Class A	36,765	2,076,120
Walt Disney Co. (The)	17,858	1,873,126

		4,746,838

Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	9,060	735,174

Specialty Retail - 7.6%
Five Below, Inc. (a)	11,779	418,979
Home Depot, Inc. (The)	19,069	2,166,429
Lowe’s Cos., Inc.	18,992	1,412,815
O’Reilly Automotive, Inc. (a)	3,326	719,214
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,122	1,074,354

		5,791,791

Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc.-Class B	16,476	1,653,037

		18,706,967

Health Care - 14.7%
Biotechnology - 5.6%
Biogen, Inc. (a)	5,464	2,307,119
Gilead Sciences, Inc. (a)	20,280	1,990,077

		4,297,196

Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	7,383	397,095
HeartWare International, Inc. (a)	4,925	432,267
Intuitive Surgical, Inc. (a)	2,780	1,403,983

		2,233,345

Health Care Providers & Services - 3.1%
Premier, Inc.-Class A (a)	18,027	677,455
UnitedHealth Group, Inc.	14,478	1,712,602

		2,390,057

Life Sciences Tools & Services - 2.0%
Illumina, Inc. (a)	5,330	989,461
Quintiles Transnational Holdings, Inc. (a)	7,273	487,073

		1,476,534

Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co.	12,936	834,372

		11,231,504

Company	Shares	U.S. $ Value
Consumer Staples - 10.7%
Beverages - 3.4%
Monster Beverage Corp. (a)	19,003	2,629,920

Food & Staples Retailing - 4.9%
Costco Wholesale Corp.	11,485	1,739,920
CVS Health Corp.	19,030	1,964,086

		3,704,006

Food Products - 1.7%
Mead Johnson Nutrition Co.-Class A	12,882	1,295,028

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The)-Class A	6,407	532,806

		8,161,760

Industrials - 7.9%
Aerospace & Defense - 0.8%
Rockwell Collins, Inc.	6,290	607,300

Airlines - 1.7%
Spirit Airlines, Inc. (a)	16,540	1,279,534

Industrial Conglomerates - 1.6%
Danaher Corp.	14,326	1,216,277

Machinery - 1.9%
Pall Corp.	8,741	877,509
Wabtec Corp./DE	6,320	600,463

		1,477,972

Professional Services - 1.2%
Robert Half International, Inc.	14,820	896,906

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	6,090	520,056

		5,998,045

Financials - 3.4%
Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	1,851	397,558
BlackRock, Inc.-Class A	1,366	499,737

		897,295

Diversified Financial Services - 2.2%
Intercontinental Exchange, Inc.	7,427	1,732,497

		2,629,792

Energy - 1.8%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	6,486	541,192

Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp. (a)(b)	6,597	233,006
Range Resources Corp.	11,223	584,045

		817,051

		1,358,243

Company	Shares	U.S. $ Value
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Level 3 Communications, Inc. (a)	15,290	823,214

Total Common Stocks (cost $54,394,118)		73,300,370

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.1%
Time Deposit - 4.1%
State Street Time Deposit 0.01%, 4/01/15 (cost $3,178,855)	$3,179	3,178,855

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $57,572,973)		76,479,225

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AB Exchange Reserves-Class I, 0.08% (c)(d) (cost $1,045,475)	1,045,475	1,045,475

Total Investments - 101.6% (cost $58,618,448) (e)		77,524,700
Other assets less liabilities - (1.6)%		(1,251,311)

Net Assets - 100.0%		$76,273,389

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,793,218 and gross unrealized depreciation of investments was $(886,966), resulting in net unrealized appreciation of $18,906,252.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund

Growth Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$73,300,370		$	– 0	–	$	– 0	–	$73,300,370
Short-Term Investments	– 0	–		3,178,855			– 0	–	3,178,855
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,045,475			– 0	–		– 0	–	1,045,475

Total Investments in Securities	74,345,845			3,178,855			– 0	–	77,524,700
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$74,345,845			$3,178,855		$	– 0	–	$77,524,700

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.5%
Financials - 22.5%
Banks - 6.6%
JPMorgan Chase & Co.	478,060	$28,960,875
Wells Fargo & Co.	508,850	27,681,440

		56,642,315

Capital Markets - 3.6%
BlackRock, Inc.-Class A	28,900	10,572,776
Goldman Sachs Group, Inc. (The)	77,350	14,539,480
State Street Corp.	79,927	5,877,032

		30,989,288

Consumer Finance - 0.9%
Capital One Financial Corp.	97,910	7,717,266

Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc.-Class B (a)	276,402	39,890,337

Insurance - 6.8%
ACE Ltd.	169,560	18,904,244
Allstate Corp. (The)	134,360	9,562,401
Aon PLC	72,340	6,953,321
Hartford Financial Services Group, Inc. (The)	189,780	7,936,600
Validus Holdings Ltd.	240,949	10,143,953
WR Berkley Corp.	110,261	5,569,283

		59,069,802

		194,309,008

Health Care - 20.1%
Biotechnology - 1.8%
Gilead Sciences, Inc. (a)	162,410	15,937,293

Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	144,876	6,712,105
Medtronic PLC	279,815	21,822,772

		28,534,877

Health Care Providers & Services - 4.5%
Cigna Corp.	40,950	5,300,568
UnitedHealth Group, Inc.	280,670	33,200,454

		38,501,022

Pharmaceuticals - 10.5%
Bristol-Myers Squibb Co.	97,778	6,306,681
Eli Lilly & Co.	194,900	14,159,485
Merck & Co., Inc.	179,989	10,345,768
Pfizer, Inc.	1,116,130	38,830,163
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	340,505	21,213,461

		90,855,558

		173,828,750

Information Technology - 13.2%
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity Ltd.	107,870	7,725,649

Company	Shares	U.S. $ Value
IT Services - 0.7%
Xerox Corp.	438,310	5,632,284

Semiconductors & Semiconductor Equipment - 4.2%
Intel Corp.	602,160	18,829,543
Micron Technology, Inc. (a)	198,674	5,390,026
NVIDIA Corp.	563,764	11,796,762

		36,016,331

Software - 4.0%
Activision Blizzard, Inc.	634,161	14,411,309
Check Point Software Technologies Ltd. (a)	104,801	8,590,538
Microsoft Corp.	289,710	11,778,160

		34,780,007

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	191,405	23,816,524
EMC Corp./MA	115,530	2,952,947
NetApp, Inc.	84,040	2,980,058

		29,749,529

		113,903,800

Consumer Discretionary - 12.8%
Auto Components - 0.9%
Johnson Controls, Inc.	155,250	7,830,810

Automobiles - 1.6%
Harley-Davidson, Inc.	216,740	13,164,788

Internet & Catalog Retail - 0.9%
Liberty Interactive Corp.-Class A (a)	273,308	7,977,860

Media - 6.8%
Comcast Corp.-Class A	496,440	28,033,967
Interpublic Group of Cos., Inc. (The)	469,740	10,390,649
Time Warner, Inc.	243,210	20,536,652

		58,961,268

Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	104,050	7,988,439
DSW, Inc.-Class A	158,610	5,849,537
GNC Holdings, Inc.-Class A	105,310	5,167,561

		19,005,537

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	81,204	3,364,282

		110,304,545

Industrials - 11.5%
Aerospace & Defense - 3.8%
Boeing Co. (The)	78,120	11,724,249
Raytheon Co.	192,780	21,061,215

		32,785,464

Airlines - 4.3%
Copa Holdings SA-Class A (b)	164,136	16,572,812
Delta Air Lines, Inc.	468,070	21,044,427

		37,617,239

Company	Shares	U.S. $ Value
Electrical Equipment - 0.6%
Emerson Electric Co.	89,890	5,089,572

Industrial Conglomerates - 1.5%
General Electric Co.	538,075	13,349,641

Machinery - 1.3%
Parker-Hannifin Corp.	27,899	3,313,843
Snap-on, Inc.	52,840	7,770,651

		11,084,494

		99,926,410

Consumer Staples - 5.3%
Food & Staples Retailing - 5.3%
CVS Health Corp.	372,871	38,484,016
Wal-Mart Stores, Inc.	87,930	7,232,242

		45,716,258

Energy - 4.9%
Energy Equipment & Services - 0.8%
Cameron International Corp. (a)	77,180	3,482,361
FMC Technologies, Inc. (a)	91,660	3,392,337

		6,874,698

Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	54,588	5,730,648
Exxon Mobil Corp.	242,660	20,626,100
Hess Corp.	69,500	4,716,965
Occidental Petroleum Corp.	63,262	4,618,126

		35,691,839

		42,566,537

Utilities - 1.7%
Electric Utilities - 0.8%
Great Plains Energy, Inc.	279,320	7,452,258

Multi-Utilities - 0.9%
Wisconsin Energy Corp.	153,150	7,580,925

		15,033,183

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	281,125	13,671,109

Materials - 0.9%
Chemicals - 0.9%
Mosaic Co. (The)	163,150	7,514,689

Total Common Stocks (cost $636,208,569)		816,774,289

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.6%
Time Deposit - 5.6%
State Street Time Deposit 0.01%, 4/01/15 (cost $48,675,254)	$48,675	48,675,254

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $684,883,823)		865,449,543

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
Investment Companies - 1.9%
AB Exchange Reserves-Class I, 0.08% (c)(d) (cost $16,247,363)	16,247,363	16,247,363

Total Investments - 102.0% (cost $701,131,186) (e)		881,696,906
Other assets less liabilities - (2.0)%		(17,376,887)

Net Assets - 100.0%		$864,320,019

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $196,096,226 and gross unrealized depreciation of investments was $(15,530,506), resulting in net unrealized appreciation of $180,565,720.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

Growth & Income Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$816,774,289		$	– 0	–	$	– 0	–	$816,774,289
Short-Term Investments	– 0	–		48,675,254			– 0	–	48,675,254
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	16,247,363			– 0	–		– 0	–	16,247,363

Total Investments in Securities	833,021,652			48,675,254			– 0	–	881,696,906
Other Financial Instruments**

Total^	$833,021,652			$48,675,254		$	– 0	–	$881,696,906

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 22.7%
Agency Fixed Rate 15-Year - 1.7%
Federal National Mortgage Association
3.00%, 5/01/30, TBA	U.S.$	1,267	$1,325,698

Agency Fixed Rate 30-Year - 21.0%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		171	193,192
Series 2007
5.50%, 7/01/35		46	52,196
Federal National Mortgage Association
3.00%, 4/01/45, TBA		371	379,347
3.50%, 5/01/42-3/01/45		878	933,690
3.50%, 5/01/45, TBA		3,113	3,262,553
4.00%, 5/01/45, TBA		6,759	7,215,880
4.50%, 5/25/45, TBA		2,188	2,380,817
Series 2003
5.50%, 4/01/33-7/01/33		157	177,543
Series 2004
5.50%, 4/01/34-11/01/34		142	160,389
Series 2005
5.50%, 2/01/35		173	195,722
Government National Mortgage Association
3.00%, 4/01/45, TBA		1,032	1,063,041
Series 1994
9.00%, 9/15/24		1	1,686

			16,016,056

Total Mortgage Pass-Throughs (cost $17,159,951)			17,341,754

GOVERNMENTS - TREASURIES - 21.7%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	1,030	306,032

Canada - 0.5%
Canadian Government Bond
2.25%, 6/01/25	CAD	440	377,173

United Kingdom - 0.7%
United Kingdom Gilt
3.75%, 9/07/21 (a)	GBP	320	547,646

United States - 20.1%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S.$	105	104,032
3.125%, 8/15/44		329	368,385
3.625%, 8/15/43-2/15/44		564	688,941
4.50%, 2/15/36		654	891,467
4.625%, 2/15/40		2,560	3,573,399
U.S. Treasury Notes
0.375%, 3/31/16		943	943,885
1.375%, 3/31/20		470	470,073
1.50%, 8/31/18-11/30/19		1,147	1,157,448
1.625%, 6/30/19-12/31/19		962	976,042
1.75%, 9/30/19		1,632	1,663,007

	Principal Amount (000)		U.S. $ Value
2.00%, 2/15/25	U.S.$	335	337,120
2.25%, 11/15/24		171	175,693
2.375%, 8/15/24		583	606,462
2.50%, 8/15/23-5/15/24		2,190	2,300,842
2.75%, 11/15/23-2/15/24		1,014	1,087,502

			15,344,298

Total Governments - Treasuries (cost $15,340,248)			16,575,149

CORPORATES - INVESTMENT GRADE - 21.3%
Industrial - 14.4%
Basic - 1.8%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		85	117,051
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		260	259,417
Dow Chemical Co. (The)
8.55%, 5/15/19		86	107,674
Glencore Funding LLC
4.125%, 5/30/23 (a)		58	59,067
International Paper Co.
3.65%, 6/15/24		49	49,959
4.75%, 2/15/22		65	71,858
LyondellBasell Industries NV
5.75%, 4/15/24		200	235,753
Minsur SA
6.25%, 2/07/24 (a)		210	233,076
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	236,600
Vale Overseas Ltd.
6.875%, 11/21/36		40	38,688

			1,409,143

Capital Goods - 0.2%
Owens Corning
6.50%, 12/01/16 (b)		10	10,752
Yamana Gold, Inc.
4.95%, 7/15/24		166	163,213

			173,965

Communications - Media - 2.3%
21st Century Fox America, Inc.
4.00%, 10/01/23		64	68,569
4.50%, 2/15/21		300	332,298
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.50%, 3/01/16		95	97,090
3.80%, 3/15/22		57	59,080
4.45%, 4/01/24		81	86,507
5.00%, 3/01/21		175	194,784
Discovery Communications LLC
3.45%, 3/15/25		105	104,915
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(c)		128	135,705

	Principal Amount (000)		U.S. $ Value
Omnicom Group, Inc.
3.625%, 5/01/22	U.S.$	33	34,607
TCI Communications, Inc.
7.875%, 2/15/26		115	162,690
Time Warner Cable, Inc.
4.125%, 2/15/21		200	215,097
Time Warner, Inc.
3.55%, 6/01/24		40	41,426
7.625%, 4/15/31		69	96,477
Viacom, Inc.
3.875%, 4/01/24		68	69,963
5.625%, 9/15/19		60	67,770

			1,766,978

Communications - Telecommunications - 2.0%
American Tower Corp.
5.05%, 9/01/20		260	287,190
AT&T, Inc.
4.80%, 6/15/44		44	45,058
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		320	360,847
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	23,386
SBA Tower Trust
2.898%, 10/15/19 (a)	U.S.$	147	148,787
Telefonica Emisiones SAU
5.462%, 2/16/21		120	137,140
Verizon Communications, Inc.
3.50%, 11/01/24		258	264,028
3.85%, 11/01/42		89	80,849
6.55%, 9/15/43		165	214,856

			1,562,141

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		455	535,627

Consumer Cyclical - Retailers - 0.3%
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		195	201,621

Consumer Non-Cyclical - 2.5%
Actavis Funding SCS
3.80%, 3/15/25		165	170,285
3.85%, 6/15/24		54	55,779
Altria Group, Inc.
2.625%, 1/14/20		195	198,128
Bayer US Finance LLC
3.375%, 10/08/24 (a)		200	208,194
Becton Dickinson and Co.
3.734%, 12/15/24		85	88,961
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		201	206,258
Kroger Co. (The)
3.40%, 4/15/22		194	200,424

	Principal Amount (000)		U.S. $ Value
Medtronic, Inc.
3.50%, 3/15/25 (a)	U.S.$	195	203,851
Perrigo Finance PLC
3.50%, 12/15/21		200	206,959
Reynolds American, Inc.
3.25%, 11/01/22		127	126,372
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		78	84,217
Tyson Foods, Inc.
2.65%, 8/15/19		39	39,934
3.95%, 8/15/24		123	129,948

			1,919,310

Energy - 2.8%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	56,888
Encana Corp.
3.90%, 11/15/21		45	47,092
Energy Transfer Partners LP
7.50%, 7/01/38		244	308,364
Enterprise Products Operating LLC
5.20%, 9/01/20		55	61,972
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		321	326,021
4.15%, 3/01/22		89	91,641
Noble Energy, Inc.
3.90%, 11/15/24		107	108,856
8.25%, 3/01/19		238	284,726
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		145	149,589
TransCanada PipeLines Ltd.
6.35%, 5/15/67		235	227,950
Valero Energy Corp.
6.125%, 2/01/20		177	205,046
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		135	154,656
Williams Partners LP
4.125%, 11/15/20		97	101,055

			2,123,856

Other Industrial - 0.3%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		200	199,179

Technology - 1.1%
Hewlett-Packard Co.
4.65%, 12/09/21		107	117,050
KLA-Tencor Corp.
4.65%, 11/01/24		134	140,731
Motorola Solutions, Inc.
3.50%, 3/01/23		86	86,298
7.50%, 5/15/25		25	30,891
Seagate HDD Cayman
4.75%, 1/01/25 (a)		75	77,662
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		205	212,406

	Principal Amount (000)		U.S. $ Value
Total System Services, Inc.
2.375%, 6/01/18	U.S.$	74	74,428
3.75%, 6/01/23		69	68,857

			808,323

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		75	80,418

Transportation - Services - 0.3%
Ryder System, Inc.
5.85%, 11/01/16		116	123,987
7.20%, 9/01/15		108	110,713

			234,700

			11,015,261

Financial Institutions - 5.9%
Banking - 3.1%
Compass Bank
5.50%, 4/01/20		250	274,072
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (a)		270	273,157
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		210	219,780
Series D
6.00%, 6/15/20		395	461,029
Morgan Stanley
5.625%, 9/23/19		143	162,773
Murray Street Investment Trust I
4.647%, 3/09/17		27	28,612
Nationwide Building Society
6.25%, 2/25/20 (a)		230	273,255
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)		90	93,488
Standard Chartered PLC
4.00%, 7/12/22 (a)		265	272,420
UBS AG/Stamford CT
7.625%, 8/17/22		250	303,219

			2,361,805

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		155	180,787

Insurance - 1.8%
American International Group, Inc.
4.875%, 6/01/22		75	85,234
6.40%, 12/15/20		215	260,433
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(c)		200	216,000
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		200	229,620
Lincoln National Corp.
8.75%, 7/01/19		113	142,186

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
10.75%, 8/01/39	U.S.$	85	142,758
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		55	88,743
Prudential Financial, Inc.
5.625%, 6/15/43		185	196,100

			1,361,074

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21		179	201,518
Health Care REIT, Inc.
5.25%, 1/15/22		183	206,257
Trust F/1401
5.25%, 12/15/24 (a)		200	215,000

			622,775

			4,526,441

Utility - 1.0%
Electric - 0.6%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		170	221,598
CMS Energy Corp.
5.05%, 3/15/22		37	42,320
Constellation Energy Group, Inc.
5.15%, 12/01/20		64	72,292
Exelon Generation Co. LLC
4.25%, 6/15/22		78	82,301

			418,511

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		305	324,276

			742,787

Total Corporates - Investment Grade (cost $15,144,031)			16,284,489

ASSET-BACKED SECURITIES - 13.4%
Autos - Fixed Rate - 8.1%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		260	260,636
Series 2014-1, Class A2
1.29%, 1/15/19		252	253,157
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class D
4.04%, 7/10/17		200	203,513
Series 2012-3, Class A3
0.96%, 1/09/17		6	6,378
Series 2013-3, Class A3
0.92%, 4/09/18		327	327,501
Series 2013-4, Class A3
0.96%, 4/09/18		130	130,088
Series 2013-5, Class A2A
0.65%, 3/08/17		22	22,293

	Principal Amount (000)		U.S. $ Value
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)	U.S.$	86	85,750
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		288	297,715
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		149	150,471
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		122	122,533
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		17	16,563
Series 2013-3, Class A2
1.04%, 11/21/16		232	231,770
Series 2014-1, Class B
2.22%, 1/22/19		60	60,726
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		14	13,651
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		146	145,096
Series 2014-B, Class A
1.11%, 11/15/18 (a)		75	74,953
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		200	200,096
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		263	263,346
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		8	7,913
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		24	24,113
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		46	46,589
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		45	45,262
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		165	165,331
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		33	32,893
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	62	49,086
Series 2014-R2A, Class A1
1.353%, 3/15/16 (a)		17	13,130

	Principal Amount (000)		U.S. $ Value
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	144	143,996
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		100	99,621
Series 2014-2, Class A
2.31%, 4/15/26 (a)		257	260,839
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19		201	201,502
Series 2015-2, Class A1
1.98%, 1/15/22		198	197,508
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		260	259,911
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17		35	35,457
Series 2015-1, Class A3
1.41%, 6/15/20		137	137,100
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		175	175,007
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		485	482,479
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		177	177,005
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		24	24,386
Series 2014-A, Class A2A
0.48%, 6/15/16		150	149,760
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		184	184,023
Series 2013-5, Class A2A
0.64%, 4/17/17		3	2,876
Series 2014-2, Class A3
0.80%, 4/16/18		205	204,902
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		232	231,856

			6,218,781

Credit Cards - Fixed Rate - 1.6%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		161	161,554
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		320	326,931
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		300	300,157

	Principal Amount (000)		U.S. $ Value
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	U.S.$	232	234,113
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		190	191,696

			1,214,451

Autos - Floating Rate - 1.4%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.556%, 7/20/19 (b)		240	239,777
Series 2015-1, Class A
0.676%, 1/20/20 (b)		254	254,000
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.725%, 12/10/27 (a)(b)		143	142,818
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.921%, 10/25/19 (a)(b)		197	197,001
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.676%, 10/20/20 (a)(b)		197	197,008

			1,030,604

Credit Cards - Floating Rate - 1.1%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.515%, 3/16/20 (b)		205	204,765
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.525%, 3/16/20 (b)		205	205,011
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.525%, 8/17/20 (b)		263	263,152
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.555%, 12/15/19 (b)		185	185,341

			858,269

Other ABS - Fixed Rate - 0.9%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		213	213,412
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		196	195,921
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (a)	CAD	38	29,868

	Principal Amount (000)		U.S. $ Value
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	U.S.$	101	101,247
Series 2015-A, Class A4
1.85%, 4/15/21		134	134,157

			674,605

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.299%, 12/25/32 (b)		47	45,010
GSAA Trust
Series 2006-5, Class 2A3
0.444%, 3/25/36 (b)		189	128,806

			173,816

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		89	89,735

Total Asset-Backed Securities (cost $10,260,922)			10,260,261

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5%
Non-Agency Fixed Rate CMBS - 8.1%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		339	367,553
Series 2007-5, Class AM
5.772%, 2/10/51		78	82,730
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		108	111,315
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		200	208,037
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		260	271,621
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.768%, 3/15/49		128	132,542
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	147,146
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.761%, 5/15/46		168	181,293
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		109	108,045
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.704%, 6/15/39		95	99,497

	Principal Amount (000)		U.S. $ Value
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.558%, 11/10/46 (a)	U.S.$	100	109,915
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		180	179,979
Greenwich Capital Commercial Mortgage Trust
Series 2007-GG9, Class A4
5.444%, 3/10/39		506	534,405
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		264	269,271
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		136	139,162
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		169	170,624
Series 2011-C5, Class D
5.323%, 8/15/46 (a)		100	108,161
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		157	164,199
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		588	614,685
Series 2007-9, Class A4
5.70%, 9/12/49		1,105	1,184,654
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		60	61,844
Series 2012-C4, Class A5
2.85%, 12/10/45		112	114,434
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		380	390,171
Series 2006-C26, Class A1A
6.009%, 6/15/45		90	94,791
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		233	245,469
Series 2014-C20, Class A2
3.036%, 5/15/47		125	131,044

			6,222,587

Non-Agency Floating Rate CMBS - 1.4%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.077%, 6/11/27 (a)(b)		102	101,176
Series 2014-SAVA, Class A
1.325%, 6/15/34 (a)(b)		100	99,849
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.873%, 12/05/31 (a)(b)		140	139,406

	Principal Amount (000)		U.S. $ Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.095%, 6/15/29 (a)(b)	U.S.$	201	200,398
PFP III Ltd.
Series 2014-1, Class A
1.345%, 6/14/31 (a)(b)		220	220,127
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.227%, 4/15/32 (a)(b)		100	99,243
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.392%, 11/15/27 (a)(b)		196	196,232

			1,056,431

Total Commercial Mortgage-Backed Securities (cost $7,273,304)			7,279,018

CORPORATES - NON-INVESTMENT GRADE - 5.8%
Industrial - 2.9%
Basic - 0.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		150	161,250
Novelis, Inc.
8.375%, 12/15/17		18	18,810

			180,060

Communications - Media - 0.6%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	100	163,886
CSC Holdings LLC
8.625%, 2/15/19	U.S.$	29	33,568
Quebecor Media, Inc.
5.75%, 1/15/23		75	77,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		200	209,260

			483,964

Communications - Telecommunications - 0.4%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	120	134,849
Sprint Corp.
7.875%, 9/15/23	U.S.$	100	102,000
Windstream Corp.
6.375%, 8/01/23		80	71,800

			308,649

Consumer Cyclical - Automotive - 0.2%
General Motors Co.
3.50%, 10/02/18		80	81,965
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		36	38,070

			120,035

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19	U.S.$	63	61,583

Consumer Cyclical - Retailers - 0.1%
CST Brands, Inc.
5.00%, 5/01/23		75	76,500

Consumer Non-Cyclical - 0.3%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		33	34,031
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		85	80,113
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	100	152,790

			266,934

Energy - 0.5%
ONEOK, Inc.
4.25%, 2/01/22	U.S.$	203	192,219
Paragon Offshore PLC
7.25%, 8/15/24 (a)		81	26,932
SM Energy Co.
6.50%, 1/01/23		9	9,180
Transocean, Inc.
6.50%, 11/15/20		185	155,169

			383,500

Services - 0.1%
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		70	74,792

Technology - 0.1%
Audatex North America, Inc.
6.00%, 6/15/21 (a)		73	77,197

Transportation - Airlines - 0.1%
Air Canada
6.75%, 10/01/19 (a)		70	74,725

Transportation - Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		42	43,365
Hertz Corp. (The)
5.875%, 10/15/20		70	71,925

			115,290

			2,223,229

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 2.6%
Banking - 2.2%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (c)	U.S.$	49	51,817
Bank of Ireland
1.781%, 9/22/15 (b)(d)	CAD	110	84,245
Barclays Bank PLC
6.86%, 6/15/32 (a)(c)	U.S.$	29	32,344
7.625%, 11/21/22		200	234,125
7.75%, 4/10/23		200	221,750
BNP Paribas SA
5.186%, 6/29/15 (a)(c)		62	62,327
Credit Suisse Group AG
7.50%, 12/11/23 (a)(c)		200	214,750
HBOS Capital Funding LP
4.939%, 5/23/16 (c)	EUR	82	87,866
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	202	206,745
Lloyds Banking Group PLC
7.50%, 6/27/24 (c)		200	212,500
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		39	43,984
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		190	203,105

			1,655,558

Finance - 0.3%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	212,000
International Lease Finance Corp.
5.875%, 4/01/19		55	59,675

			271,675

Insurance - 0.1%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		70	75,075

			2,002,308

Utility - 0.3%
Electric - 0.3%
AES Corp./VA
7.375%, 7/01/21		70	77,700
NRG Energy, Inc.
7.875%, 5/15/21		70	75,250
Series WI
6.25%, 5/01/24		54	54,405

			207,355

Total Corporates - Non-Investment Grade (cost $4,565,876)			4,432,892

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 4.3%
United States - 4.3%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)	U.S.$	2,414	2,458,745
0.50%, 4/15/15 (TIPS)		830	831,553

Total Inflation-Linked Securities (cost $3,295,778)			3,290,298

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
Non-Agency Fixed Rate - 1.8%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		34	32,718
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		84	77,088
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		46	43,987
Series 2006-24CB, Class A16
5.75%, 6/25/36		123	110,759
Series 2006-28CB, Class A14
6.25%, 10/25/36		83	71,148
Series 2006-9T1, Class A1
5.75%, 5/25/36		53	43,852
Series 2006-J1, Class 1A13
5.50%, 2/25/36		77	69,641
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		68	60,738
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		41	35,726
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.568%, 5/25/35		102	97,950
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		70	65,427
Series 2006-13, Class 1A18
6.25%, 9/25/36		104	95,457
Series 2006-13, Class 1A19
6.25%, 9/25/36		37	34,421
Series 2007-HYB2, Class 3A1
2.576%, 2/25/47		146	121,028
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		122	102,071
JPMorgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.557%, 7/25/36		227	176,876
JPMorgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		56	50,426

	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	U.S.$	50	48,532

			1,337,845

GSE Risk Share Floating Rate - 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M3
3.774%, 4/25/24 (b)		250	244,210
Series 2014-DN3, Class M2
2.574%, 8/25/24 (b)		335	339,776
Series 2014-HQ3, Class M2
2.824%, 10/25/24 (b)		250	253,018
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.374%, 7/25/24 (b)		69	68,707
Series 2014-C04, Class 1M2
5.074%, 11/25/24 (b)		234	247,282
Series 2015-C01, Class 1M2
4.474%, 2/25/25 (b)		95	96,109

			1,249,102

Non-Agency Floating Rate - 0.7%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.364%, 12/25/36 (b)		204	120,951
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.424%, 3/25/35 (b)		100	89,313
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.294%, 7/25/36 (b)		151	119,686
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.828%, 2/25/47 (b)		200	160,075

			490,025

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.708%, 5/28/35		50	45,527

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association REMICs
Series 2010-117, Class DI
4.50%, 5/25/25 (e)	U.S.$	565	59,997

			105,524

Total Collateralized Mortgage Obligations (cost $3,255,350)			3,182,496

AGENCIES - 2.8%
United States - 2.8%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $1,868,587)		2,292	2,089,360

QUASI-SOVEREIGNS - 1.3%
Quasi-Sovereign Bonds - 1.3%
Chile - 0.3%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		210	224,775

Malaysia - 0.6%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		420	471,149

Mexico - 0.4%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		272	272,403

Total Quasi-Sovereigns (cost $891,192)			968,327

GOVERNMENTS - SOVEREIGN AGENCIES - 1.2%
Brazil - 0.3%
Petrobras Global Finance BV
5.75%, 1/20/20		297	275,491

Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		74	77,330

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		57	53,010

Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		70	75,617

Israel - 0.3%
Israel Electric Corp., Ltd.
5.00%, 11/12/24 (a)		200	207,000

Morocco - 0.3%
OCP SA
5.625%, 4/25/24 (a)		205	222,938

Total Governments - Sovereign Agencies (cost $911,943)			911,386

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.4%
Financials - 0.4%
Insurance - 0.3%
Allstate Corp. (The)
5.10%		7,925	205,812

Real Estate Investment Trusts (REITs) - 0.1%
Sovereign Real Estate Investment Trust
12.00% (a)		93	125,085

Total Preferred Stocks (cost $299,414)			330,897

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $203,213)	U.S. $	200	311,734

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a) (cost $99,801)		100	94,500

	Shares
WARRANTS - 0.0%
Talon Equity Co. NV, expiring 11/24/15 (d)(f)(g) (cost $0)		47	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 8.0%
Time Deposit - 7.1%
State Street Time Deposit Zero Coupon, 4/01/15 (cost $5,446,746)	U.S.$	5,447	5,446,746

Commercial Paper - 0.9%
Banque Caisse Depargne Letat C Zero Coupon, 9/01/15 (cost $691,118)		692	691,118

Total Short-Term Investments (cost $6,137,864)			6,137,864

Total Investments Before Securities Sold Short - 117.1% (cost $86,707,474)			89,490,425

	Principal Amount (000)		U.S. $ Value
SECURITIES SOLD SHORT - (2.0)%
Mortgage Pass-Throughs - (2.0)%
Agency Fixed Rate 30-Year - (2.0)%
Government National Mortgage Association
4.00%, 4/01/45, TBA (cost $(1,509,885))	U.S.$	(1,424)	(1,517,005)

Total Investments, Net of Securities Sold Short - 115.1% (cost $85,197,589) (h)			87,973,420
Other assets less liabilities - (15.1)% (i)			(11,558,962)

Net Assets - 100.0%			$76,414,458

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	3	June 2015	$656,302	$657,469	$1,167
U.S. T-Note 5 Yr (CBT) Futures	4	June 2015	477,131	480,844	3,713
Sold Contracts
Euro-BOBL Futures	15	June 2015	2,085,332	2,087,545	(2,213)
U.S. T-Note 10 Yr (CBT) Futures	4	June 2015	509,369	515,625	(6,256)

					$(3,589)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	187	IDR	2,418,023	4/17/15	$(2,461)
BNP Paribas SA	GBP	252	USD	371	4/23/15	(2,589)
Citibank	CAD	473	USD	377	4/10/15	3,741
Citibank	JPY	265,000	USD	2,223	5/15/15	11,812
Deutsche Bank AG	BRL	1,021	USD	353	4/02/15	33,277
Deutsche Bank AG	USD	318	BRL	1,021	4/02/15	1,640
HSBC Bank USA	USD	903	NZD	1,245	4/10/15	27,587
JPMorgan Chase Bank	CAD	705	USD	560	4/10/15	3,044
Morgan Stanley & Co., Inc.	AUD	1,201	USD	918	5/15/15	5,005
Royal Bank of Scotland PLC	NZD	1,239	USD	908	4/10/15	(17,990)
Royal Bank of Scotland PLC	USD	188	IDR	2,465,929	4/17/15	(191)
Royal Bank of Scotland PLC	GBP	256	USD	376	4/23/15	(4,149)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	SGD	255	USD	187	4/24/15	$1,136
Royal Bank of Scotland PLC	TWD	5,912	USD	190	4/28/15	351
Standard Chartered Bank	IDR	1,910,850	USD	144	4/17/15	(1,369)
State Street Bank & Trust Co.	CAD	473	USD	372	4/10/15	(1,338)
State Street Bank & Trust Co.	USD	9	GBP	6	4/23/15	(67)
State Street Bank & Trust Co.	EUR	697	USD	761	4/30/15	11,702
UBS AG	BRL	1,021	USD	318	4/02/15	(1,640)
UBS AG	USD	321	BRL	1,021	4/02/15	(960)
UBS AG	GBP	588	USD	904	4/23/15	31,614
UBS AG	BRL	1,021	USD	318	5/05/15	938

						$99,093

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	$72	$(5,961)	$(260)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	72	(5,962)	(323)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	69	(5,716)	(299)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	68	(5,635)	(308)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	74	(6,125)	(372)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	51	(4,246)	(263)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	51	(4,246)	(223)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	51	(4,246)	(116)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	81	(6,778)	(371)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	68	(5,635)	(332)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.03	1,548	129,024	57,501
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	66	4,807	225
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	69	5,025	288
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	66	4,806	262
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	66	4,807	292
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	65	4,734	320
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	79	5,754	393
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	72	5,244	394

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	$49	$3,569	$268
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	49	3,568	233
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	49	3,569	121

				$120,357	$57,430

*	Termination date.

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	3,560	3/10/17	0.973%	3 Month CDOR	$(5,432)
Morgan Stanley & Co., LLC/(CME Group)	AUD	4,720	3/11/17	2.140%	3 Month BBSW	(18,328)
Morgan Stanley & Co., LLC/(CME Group)		2,580	3/11/17	3 Month LIBOR	0.963%	9,565
Morgan Stanley & Co., LLC/(CME Group)		380	6/25/21	2.243%	3 Month LIBOR	(14,467)
Morgan Stanley & Co., LLC/(CME Group)		530	1/14/24	2.980%	3 Month LIBOR	(48,062)
Morgan Stanley & Co., LLC/(CME Group)		460	2/14/24	2.889%	3 Month LIBOR	(37,100)
Morgan Stanley & Co., LLC/(CME Group)		650	4/28/24	2.817%	3 Month LIBOR	(54,170)
Morgan Stanley & Co., LLC/(CME Group)		450	5/29/24	3 Month LIBOR	2.628%	29,015
Morgan Stanley & Co., LLC/(CME Group)	AUD	720	3/11/25	6 Month BBSW	2.973%	12,514
Morgan Stanley & Co., LLC/(CME Group)		370	3/11/25	2.306%	3 Month LIBOR	(9,994)

						$(136,459)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,	1.00	0.47	$270	$3,509	$(4,699)	$8,208
5.95%, 9/15/16, 9/20/17*
Kohl’s Corp.,	1.00	0.51	92	1,908	(1,048)	2,956
6.25% 12/15/17, 6/20/19*
Kohl’s Corp.,	1.00	0.51	37	772	(423)	1,195
6.25% 12/15/17, 6/20/19*
Kohl’s Corp.,	1.00	0.51	37	777	(427)	1,204
6.25% 12/15/17, 6/20/19*
Kohl’s Corp.,	1.00	0.51	54	1,119	(551)	1,670
6.25% 12/15/17, 6/20/19*

				$8,085	$(7,148)	$15,233

*	Termination date.

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,120	3/04/16	CPI	#	1.170%	$5,559

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	$1,390	1/30/17	1.059%	3 Month LIBOR	$(9,701)
JPMorgan Chase Bank	1,520	2/07/22	2.043%	3 Month LIBOR	(30,446)

					$(40,147)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate market value of these securities amounted to $14,613,715 or 19.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at March 31, 2015.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Illiquid security.
(e)	IO - Interest Only
(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,468,339 and gross unrealized depreciation of investments was $(692,508), resulting in net unrealized appreciation of $2,775,831.
(i)	An amount of U.S. $20,804 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund

Intermediate Bond Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$17,341,754	$	– 0	–	$17,341,754
Governments - Treasuries		– 0	–	16,575,149		– 0	–	16,575,149
Corporates - Investment Grade		– 0	–	16,284,489		– 0	–	16,284,489
Asset-Backed Securities		– 0	–	9,322,104		938,157		10,260,261
Commercial Mortgage-Backed Securities		– 0	–	6,767,400		511,618		7,279,018
Corporates - Non-Investment Grade		– 0	–	4,432,892		– 0	–	4,432,892
Inflation-Linked Securities		– 0	–	3,290,298		– 0	–	3,290,298
Collateralized Mortgage Obligations		– 0	–	105,524		3,076,972		3,182,496
Agencies		– 0	–	2,089,360		– 0	–	2,089,360
Quasi-Sovereigns		– 0	–	968,327		– 0	–	968,327
Governments - Sovereign Agencies		– 0	–	911,386		– 0	–	911,386
Preferred Stocks		205,812		125,085		– 0	–	330,897

Investments in Securities:	Level 1	Level 2	Level 3	Total
Local Governments - Municipal Bonds	$	– 0	–	$311,734	$	– 0	–	$311,734
Emerging Markets - Corporate Bonds	– 0	–	94,500	– 0	–	94,500
Warrants	– 0	–	– 0	–	– 0	–^	– 0	–
Short-Term Investments:
Time Deposit	– 0	–	5,446,746	– 0	–	5,446,746
Commercial Paper	– 0	–	691,118	– 0	–	691,118
Liabilities:
Mortgage Pass-Throughs	– 0	–	(1,517,005)	– 0	–	(1,517,005)

Total Investments in Securities	205,812	83,240,861	4,526,747	87,973,420
Other Financial Instruments* :
Assets:
Futures	4,880	– 0	–	– 0	–	4,880
Forward Currency Exchange Contracts	– 0	–	131,847	– 0	–	131,847
Centrally Cleared Credit Default Swaps	– 0	–	60,297	– 0	–	60,297
Centrally Cleared Interest Rate Swaps	– 0	–	51,094	– 0	–	51,094
Credit Default Swaps	– 0	–	15,233	– 0	–	15,233
Inflation (CPI) Swaps	– 0	–	5,559	– 0	–	5,559
Liabilities:
Futures	(8,469)	– 0	–	– 0	–	(8,469)
Forward Currency Exchange Contracts	– 0	–	(32,754)	– 0	–	(32,754)
Centrally Cleared Credit Default Swaps	– 0	–	(2,867)	– 0	–	(2,867)
Centrally Cleared Interest Rate Swaps	– 0	–	(187,553)	– 0	–	(187,553)
Interest Rate Swaps	– 0	–	(40,147)	– 0	–	(40,147)

Total**	$202,223	$83,241,570	$4,526,747	$87,970,540

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
**	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/14	$1,289,761		$292,194		$3,033,170
Accrued discounts/(premiums)	676		(256)		3,338
Realized gain (loss)	(3,694)		– 0	–	(7,882)
Change in unrealized appreciation/depreciation	(393)		(398)		41,324
Purchases/Payups	133,595		220,078		202,310
Sales/Paydowns	(242,020)		– 0	–	(195,288)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(239,768)		– 0	–	– 0	–

Balance as of 3/31/15	$938,157		$511,618		$3,076,972

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15	$(400)		$(398)		$38,941

	Warrants^			Total
Balance as of 12/31/14		$–0	–	$4,615,125
Accrued discounts/(premiums)		– 0	–	3,758
Realized gain (loss)		– 0	–	(11,576)
Change in unrealized appreciation/depreciation		– 0	–	40,533
Purchases/Payups		– 0	–	555,983
Sales/Paydowns		– 0	–	(437,308)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	(239,768)

Balance as of 3/31/15	$	– 0	–	$4,526,747	+

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15	$	– 0	–	$38,143

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

As of March 31, 2015 all Level 3 securities were priced by third party vendors or using prior transaction, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 27.7%
Banks - 7.8%
Credicorp Ltd.	8,150	$1,146,135
HDFC Bank Ltd.	64,150	1,049,452
ING Groep NV (a)	102,240	1,497,609
Kasikornbank PCL (NVDR)	115,300	810,724
Sumitomo Mitsui Financial Group, Inc. (b)	28,900	1,107,002
UniCredit SpA	191,819	1,300,781

		6,911,703

Capital Markets - 6.6%
Aberdeen Asset Management PLC	118,310	804,898
Azimut Holding SpA	45,785	1,305,064
Partners Group Holding AG	6,300	1,878,201
UBS Group AG (a)	100,518	1,884,823

		5,872,986

Diversified Financial Services - 2.4%
IG Group Holdings PLC	108,230	1,136,470
London Stock Exchange Group PLC	27,850	1,012,905

		2,149,375

Insurance - 7.2%
AIA Group Ltd.	434,000	2,722,070
Prudential PLC	106,075	2,632,298
St James’s Place PLC	77,650	1,073,992

		6,428,360

Real Estate Management & Development - 1.1%
Global Logistic Properties Ltd.	481,100	928,569

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp. Ltd.	110,977	2,333,840

		24,624,833

Consumer Discretionary - 17.5%
Automobiles - 5.2%
Great Wall Motor Co., Ltd.-Class H	119,500	842,432
Nissan Motor Co., Ltd.	148,400	1,509,308
Tata Motors Ltd.-Class A	196,441	1,043,131
Volkswagen AG (Preference Shares)	4,702	1,246,982

		4,641,853

Diversified Consumer Services - 0.4%
Kroton Educacional SA	107,100	345,305

Hotels, Restaurants & Leisure - 1.6%
Alsea SAB de CV (a)(b)	200,921	588,267
Melco Crown Entertainment Ltd. (ADR) (b)	37,567	806,188

		1,394,455

Household Durables - 1.5%
Panasonic Corp.	103,300	1,356,539

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 1.3%
JD.com, Inc. (ADR) (a)	37,998	1,116,381

Media - 1.8%
Naspers Ltd.-Class N	10,600	1,625,943

Multiline Retail - 1.1%
Matahari Department Store Tbk PT	647,500	973,720

Specialty Retail - 2.2%
Chow Tai Fook Jewellery Group Ltd. (b)	554,600	595,139
Fast Retailing Co., Ltd.	3,500	1,353,303

		1,948,442

Textiles, Apparel & Luxury Goods - 2.4%
Brunello Cucinelli SpA (b)	26,623	468,614
Cie Financiere Richemont SA	20,222	1,624,856

		2,093,470

		15,496,108

Consumer Staples - 14.7%
Beverages - 2.2%
Anheuser-Busch InBev NV	16,309	1,992,395

Food & Staples Retailing - 1.1%
Tsuruha Holdings, Inc.	12,500	956,893

Food Products - 6.2%
Danone SA	21,340	1,438,484
Nestle SA (REG)	29,748	2,240,095
Universal Robina Corp.	250,530	1,265,487
WH Group Ltd. (a)(c)	964,000	548,805

		5,492,871

Household Products - 3.3%
Reckitt Benckiser Group PLC	19,890	1,708,662
Unicharm Corp.	46,800	1,225,223

		2,933,885

Tobacco - 1.9%
British American Tobacco PLC	32,967	1,707,164

		13,083,208

Health Care - 11.9%
Biotechnology - 0.6%
Actelion Ltd. (REG) (a)	4,740	546,681

Health Care Equipment & Supplies - 1.9%
Elekta AB-Class B (b)	64,150	576,908
Essilor International SA	9,282	1,065,714

		1,642,622

Pharmaceuticals - 9.4%
Aspen Pharmacare Holdings Ltd. (a)	31,211	986,157
Bayer AG	7,988	1,195,132
H Lundbeck A/S (a)	29,110	613,208
Novo Nordisk A/S-Class B	26,015	1,388,778

Company	Shares	U.S. $ Value
Roche Holding AG	10,620	2,918,291
Sun Pharmaceutical Industries Ltd.	78,409	1,279,226

		8,380,792

		10,570,095

Information Technology - 11.1%
Internet Software & Services - 3.5%
Baidu, Inc. (Sponsored ADR) (a)	7,310	1,523,404
Tencent Holdings Ltd.	84,400	1,603,837

		3,127,241

IT Services - 0.9%
Tata Consultancy Services Ltd.	19,140	782,956

Semiconductors & Semiconductor Equipment - 4.9%
ams AG	21,310	1,017,462
MediaTek, Inc.	110,000	1,485,633
Taiwan Semiconductor Manufacturing Co., Ltd.	401,000	1,863,672

		4,366,767

Software - 1.8%
Mobileye NV (a)	37,786	1,588,146

		9,865,110

Industrials - 8.0%
Aerospace & Defense - 2.1%
Safran SA	26,360	1,841,814

Commercial Services & Supplies - 1.2%
Aggreko PLC	45,366	1,026,201

Industrial Conglomerates - 1.5%
Toshiba Corp.	324,000	1,357,580

Machinery - 1.5%
Komatsu Ltd.	66,800	1,309,459

Professional Services - 1.7%
Capita PLC	91,850	1,518,353

		7,053,407

Energy - 4.0%
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	12,420	1,036,325

Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd.	32,823	1,006,031
TOTAL SA	30,890	1,535,449

		2,541,480

		3,577,805

Materials - 2.6%
Chemicals - 1.7%
Linde AG	7,310	1,486,483

Metals & Mining - 0.9%
BHP Billiton PLC	36,400	798,809

		2,285,292

Total Common Stocks (cost $62,722,360)		86,555,858

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.9%
Time Deposit - 1.9%
State Street Time Deposit 0.01%, 4/01/15 (cost $1,659,049)	$1,659	1,659,049

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $64,381,409)		88,214,907

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
Investment Companies - 4.5%
AB Exchange Reserves-Class I, 0.08% (d)(e) (cost $4,009,222)	4,009,222	4,009,222

Total Investments - 103.9% (cost $68,390,631) (f)		92,224,129
Other assets less liabilities - (3.9)%		(3,440,359)

Net Assets - 100.0%		$88,783,770

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	HKD	18,090	USD	2,333	5/13/15	$(253)
Barclays Bank PLC	JPY	377,583	USD	3,144	5/13/15	(5,868)
Barclays Bank PLC	USD	1,279	CAD	1,604	5/13/15	(13,554)
BNP Paribas SA	CAD	1,207	USD	966	5/13/15	13,914
BNP Paribas SA	GBP	746	USD	1,113	5/13/15	6,902
BNP Paribas SA	USD	4,375	AUD	5,667	5/13/15	(69,183)
Citibank	USD	354	AUD	458	5/13/15	(6,363)
Citibank	USD	880	JPY	103,577	5/13/15	(15,490)
Deutsche Bank AG	CHF	4,171	USD	4,527	5/13/15	227,436
Goldman Sachs Bank USA	USD	2,708	JPY	323,143	5/13/15	(11,843)
Morgan Stanley & Co., Inc.	GBP	960	USD	1,461	5/13/15	37,662
Morgan Stanley & Co., Inc.	USD	2,642	JPY	315,246	5/13/15	(11,702)
Royal Bank of Scotland PLC	USD	2,347	CAD	2,931	5/13/15	(33,938)
Royal Bank of Scotland PLC	USD	1,461	GBP	960	5/13/15	(37,695)
State Street Bank & Trust Co.	CHF	946	USD	949	5/13/15	(26,175)
State Street Bank & Trust Co.	EUR	308	USD	338	5/13/15	6,696
State Street Bank & Trust Co.	USD	846	EUR	768	5/13/15	(20,060)

						$40,486

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of this security amounted to $548,805 or 0.6% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,060,231 and gross unrealized depreciation of investments was $(3,226,733), resulting in net unrealized appreciation of $23,833,498.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

March 31, 2015 (unaudited)

14.3%	United Kingdom
12.6%	Switzerland
11.5%	Japan
7.3%	India
6.7%	France
5.8%	China
5.3%	Hong Kong
4.4%	Germany
3.8%	Taiwan
3.5%	Italy
3.0%	United States
2.9%	South Africa
2.3%	Denmark
14.7%	Other
1.9%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Australia, Austria, Belgium, Brazil, Canada, Indonesia, Mexico, Netherlands, Peru, Philippines, Singapore, Sweden and Thailand.

AB Variable Products Series Fund

International Growth Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,146,135		$23,478,698		$	– 0	–	$24,624,833
Consumer Discretionary	3,324,755		12,171,353			– 0	–	15,496,108
Consumer Staples	– 0	–	13,083,208			– 0	–	13,083,208
Health Care	1,856,134		8,713,961			– 0	–	10,570,095
Information Technology	3,894,506		5,970,604			– 0	–	9,865,110
Industrials	– 0	–	7,053,407			– 0	–	7,053,407
Energy	2,042,356		1,535,449			– 0	–	3,577,805
Materials	– 0	–	2,285,292			– 0	–	2,285,292
Short-Term Investments	– 0	–	1,659,049			– 0	–	1,659,049
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,009,222		– 0	–		– 0	–	4,009,222

Total Investments in Securities	16,273,108		75,951,021	+		– 0	–	92,224,129
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	292,609			– 0	–	292,609
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(252,123)			– 0	–	(252,123)

Total (a)(b)	$16,273,108		$75,991,507		$	– 0	–	$92,264,615

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $1,767,789 was transferred from Level 1 to Level 2 due to increase in trading volume during the reporting period.
(b)	An amount of $1,655,068 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 24.2%
Banks - 13.7%
Banco Macro SA (ADR)	46,070	$2,635,204
Bank Hapoalim BM	1,100,305	5,290,662
Bank of Baroda	770,900	2,010,342
Bank of China Ltd.-Class H	7,561,000	4,361,072
Bank of Queensland Ltd.	784,720	8,222,905
Danske Bank A/S	429,450	11,321,650
ICICI Bank Ltd.	531,850	2,686,730
ING Groep NV (a)	804,550	11,785,031
Intesa Sanpaolo SpA	1,815,080	6,160,385
Mitsubishi UFJ Financial Group, Inc.	2,844,000	17,614,063
Shinhan Financial Group Co., Ltd.	49,440	1,857,451
Societe Generale SA	159,912	7,720,872
Sumitomo Mitsui Financial Group, Inc.	95,000	3,638,935
UniCredit SpA	1,251,950	8,489,840

		93,795,142

Diversified Financial Services - 3.5%
Challenger Ltd./Australia	881,360	4,784,428
Friends Life Group Ltd.	813,170	4,978,244
ORIX Corp.	1,024,800	14,399,587

		24,162,259

Insurance - 5.1%
AIA Group Ltd.	1,074,400	6,738,690
Assicurazioni Generali SpA	508,417	9,996,576
Direct Line Insurance Group PLC	740,280	3,493,377
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	53,250	11,442,473
Suncorp Group Ltd.	347,170	3,560,091

		35,231,207

Real Estate Management & Development - 1.6%
Aeon Mall Co., Ltd. (b)	203,100	4,022,010
Lend Lease Group	355,270	4,487,269
Wharf Holdings Ltd. (The)	311,000	2,167,034

		10,676,313

Thrifts & Mortgage Finance - 0.3%
LIC Housing Finance Ltd.	294,260	2,055,563

		165,920,484

Consumer Discretionary - 18.2%
Auto Components - 6.6%
Aisin Seiki Co., Ltd. (b)	200,300	7,261,938
Bridgestone Corp.	122,100	4,888,874
Cie Generale des Etablissements Michelin-Class B	44,492	4,424,502
GKN PLC	719,020	3,813,948
Nokian Renkaat Oyj	159,620	4,756,963
Plastic Omnium SA	132,470	3,491,168
Sumitomo Electric Industries Ltd.	676,700	8,870,488
Valeo SA	50,790	7,575,591

		45,083,472

Company	Shares	U.S. $ Value
Automobiles - 5.7%
Bayerische Motoren Werke AG	42,820	5,332,594
Great Wall Motor Co., Ltd.-Class H	776,000	5,470,523
Honda Motor Co., Ltd. (b)	405,800	13,246,498
Isuzu Motors Ltd.	382,000	5,068,175
Peugeot SA (a)	64,330	1,075,315
Tata Motors Ltd.	342,320	2,989,912
Tata Motors Ltd.-Class A	251,540	1,335,715
Volkswagen AG (Preference Shares)	17,850	4,733,863

		39,252,595

Media - 3.5%
Liberty Global PLC-Series C (a)	270,597	13,478,437
Vivendi SA (a)	424,476	10,538,801

		24,017,238

Specialty Retail - 2.0%
Foschini Group Ltd. (The)	142,070	2,112,287
Kingfisher PLC	644,960	3,638,910
Shimamura Co., Ltd.	38,300	3,547,374
Yamada Denki Co., Ltd. (b)	1,153,700	4,750,859

		14,049,430

Textiles, Apparel & Luxury Goods - 0.4%
Kering	14,000	2,733,063

		125,135,798

Industrials - 13.2%
Aerospace & Defense - 3.0%
Airbus Group NV	208,090	13,528,113
Safran SA	98,190	6,860,689

		20,388,802

Air Freight & Logistics - 0.5%
Royal Mail PLC	574,550	3,726,642

Airlines - 3.2%
International Consolidated Airlines Group SA (a)	1,322,700	11,789,502
Japan Airlines Co., Ltd.	78,400	2,438,809
Qantas Airways Ltd. (a)	3,169,033	7,516,641

		21,744,952

Industrial Conglomerates - 1.9%
Hutchison Whampoa Ltd.	415,000	5,746,905
Toshiba Corp.	1,731,000	7,252,998

		12,999,903

Machinery - 1.1%
JTEKT Corp.	499,100	7,781,687

Marine - 1.7%
AP Moeller-Maersk A/S-Class B (b)	1,556	3,252,393
Nippon Yusen KK	2,952,000	8,492,112

		11,744,505

Company	Shares	U.S. $ Value
Road & Rail - 1.3%
Central Japan Railway Co.	49,100	8,873,326

Trading Companies & Distributors - 0.5%
Rexel SA	193,548	3,649,498

		90,909,315

Health Care - 8.4%
Biotechnology - 0.6%
Actelion Ltd. (REG) (a)	34,480	3,976,701

Pharmaceuticals - 7.8%
Astellas Pharma, Inc.	422,700	6,925,891
GlaxoSmithKline PLC	832,320	19,159,954
Roche Holding AG	76,310	20,969,379
Teva Pharmaceutical Industries Ltd.	99,990	6,249,097

		53,304,321

		57,281,022

Information Technology - 7.6%
IT Services - 0.6%
Cap Gemini SA	45,960	3,770,631

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Semiconductor Engineering, Inc.	1,955,000	2,647,331
ASM International NV	163,900	7,556,612
Infineon Technologies AG	548,440	6,524,751
Novatek Microelectronics Corp.	881,000	4,546,779
SCREEN Holdings Co., Ltd.	918,000	6,944,607
Sumco Corp.	448,700	7,514,198

		35,734,278

Technology Hardware, Storage & Peripherals - 1.8%
Casetek Holdings Ltd.	469,000	2,527,821
Catcher Technology Co., Ltd.	453,000	4,737,569
Samsung Electronics Co., Ltd.	4,100	5,316,688

		12,582,078

		52,086,987

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 3.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,378,693	2,567,322
Nippon Telegraph & Telephone Corp.	231,600	14,296,903
Telefonica Brasil SA (Preference Shares)	230,400	3,571,992
Telenor ASA	168,030	3,390,908

		23,827,125

Wireless Telecommunication Services - 3.9%
China Mobile Ltd.	394,000	5,124,614
SK Telecom Co., Ltd.	14,270	3,511,368
Sunrise Communications Group AG (a)(c)	32,838	2,845,194
Turkcell Iletisim Hizmetleri AS (a)	432,090	2,216,224
Vodafone Group PLC	4,063,124	13,295,852

		26,993,252

		50,820,377

Company	Shares	U.S. $ Value
Energy - 6.3%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (a)(b)(c)	418,792	2,173,350

Oil, Gas & Consumable Fuels - 6.0%
BG Group PLC	839,106	10,298,967
JX Holdings, Inc. (b)	2,446,000	9,411,361
Petroleo Brasileiro SA (Sponsored ADR)	310,330	1,889,909
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	251,719	7,510,959
TOTAL SA	233,300	11,596,644

		40,707,840

		42,881,190

Materials - 6.0%
Chemicals - 4.5%
Arkema SA	82,521	6,535,319
BASF SE	22,660	2,243,239
Denki Kagaku Kogyo KK	970,000	3,821,497
Incitec Pivot Ltd.	987,100	3,048,904
JSR Corp.	480,100	8,313,980
Koninklijke DSM NV	118,995	6,632,116

		30,595,055

Construction Materials - 0.7%
Boral Ltd.	977,360	4,737,676

Paper & Forest Products - 0.8%
Mondi PLC	304,290	5,847,542

		41,180,273

Consumer Staples - 4.3%
Beverages - 0.4%
Asahi Group Holdings Ltd.	92,600	2,936,202

Food & Staples Retailing - 1.4%
Delhaize Group SA	107,930	9,696,442

Household Products - 0.8%
Reckitt Benckiser Group PLC	62,830	5,397,446

Tobacco - 1.7%
Imperial Tobacco Group PLC	267,220	11,721,938

		29,752,028

Utilities - 2.9%
Electric Utilities - 2.9%
EDP-Energias de Portugal SA	2,877,270	10,775,791
Electricite de France SA	211,860	5,080,040
Enel SpA	952,320	4,302,032

		20,157,863

Total Common Stocks (cost $633,176,925)		676,125,337

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 4/01/15 (cost $3,753,638)	$3,754	3,753,638

Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $636,930,563)		679,878,975

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
Investment Companies - 4.4%
AB Exchange Reserves-Class I, 0.08% (d)(e) (cost $30,128,384)	30,128,384	30,128,384

Total Investments - 103.4% (cost $667,058,947) (f)		710,007,359
Other assets less liabilities - (3.4)% (g)		(23,623,738)

Net Assets - 100.0%		$686,383,621

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	63	June 2015	$2,459,874	$2,459,667	$(207)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	9,889,411	USD	8,954	4/16/15	$42,021
Barclays Bank PLC	USD	28,342	CHF	28,658	4/16/15	1,163,274
Barclays Bank PLC	USD	33,881	GBP	21,942	4/16/15	(1,335,331)
BNP Paribas SA	AUD	39,462	USD	31,084	4/16/15	1,052,178
BNP Paribas SA	GBP	18,434	USD	27,465	4/16/15	122,474
BNP Paribas SA	GBP	11,239	USD	16,626	4/16/15	(44,362)
BNP Paribas SA	USD	35,101	AUD	44,562	4/16/15	(1,188,553)
BNP Paribas SA	GBP	3,818	USD	5,645	7/15/15	(15,208)
Citibank	EUR	18,481	USD	21,863	4/16/15	1,987,256
Citibank	GBP	4,502	USD	6,795	4/16/15	117,558
Citibank	ILS	7,510	USD	1,942	4/16/15	54,631
Citibank	ILS	28,684	USD	7,182	4/16/15	(26,120)
Citibank	USD	2,822	CHF	2,658	4/16/15	(85,166)
Citibank	USD	5,580	EUR	4,983	4/16/15	(221,079)
Citibank	USD	18,000	NZD	23,508	4/16/15	(448,952)
Credit Suisse International	CHF	15,317	USD	15,972	4/16/15	201,839
Credit Suisse International	EUR	25,856	USD	29,875	4/16/15	2,067,981
Credit Suisse International	USD	8,043	CHF	7,169	4/16/15	(662,007)
Credit Suisse International	USD	16,007	EUR	14,782	4/16/15	(109,442)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	BRL	11,687	USD	4,043	4/02/15	$380,898
Deutsche Bank AG	USD	3,643	BRL	11,687	4/02/15	18,777
Deutsche Bank AG	AUD	2,914	USD	2,274	4/16/15	56,616
Goldman Sachs Bank USA	CNY	13,887	USD	2,245	4/16/15	(14,319)
Goldman Sachs Bank USA	JPY	980,867	USD	8,256	4/16/15	75,749
Goldman Sachs Bank USA	USD	1,765	CNY	10,939	4/16/15	13,848
HSBC Bank USA	HKD	83,274	USD	10,738	4/16/15	(3,033)
JPMorgan Chase Bank	USD	18,782	GBP	12,233	4/16/15	(637,692)
Morgan Stanley & Co., Inc.	SEK	49,728	USD	5,913	4/16/15	137,539
Morgan Stanley & Co., Inc.	USD	19,022	SEK	151,801	4/16/15	(1,392,697)
Northern Trust Co.	JPY	6,464,389	USD	54,198	4/16/15	288,649
Northern Trust Co.	NOK	40,947	USD	5,285	4/16/15	203,297
Royal Bank of Scotland PLC	BRL	8,561	USD	2,678	4/02/15	(4,573)
Royal Bank of Scotland PLC	USD	2,669	BRL	8,561	4/02/15	13,755
Royal Bank of Scotland PLC	JPY	458,350	USD	3,833	4/16/15	10,921
Royal Bank of Scotland PLC	NZD	49,208	USD	36,277	4/16/15	(460,446)
Royal Bank of Scotland PLC	USD	38,481	NZD	50,621	4/16/15	(688,651)
Royal Bank of Scotland PLC	USD	2,747	BRL	9,032	5/05/15	59,325
Standard Chartered Bank	CNY	75,325	USD	12,155	4/16/15	(97,315)
Standard Chartered Bank	HKD	19,531	USD	2,519	4/16/15	0
Standard Chartered Bank	USD	20,007	JPY	2,332,071	4/16/15	(558,315)
Standard Chartered Bank	USD	8,409	GBP	5,646	7/15/15	(39,250)
State Street Bank & Trust Co.	USD	6,915	EUR	6,082	4/16/15	(373,901)
State Street Bank & Trust Co.	USD	8,721	JPY	1,043,089	4/16/15	(22,541)
State Street Bank & Trust Co.	USD	2,111	SEK	17,462	4/16/15	(82,938)
UBS AG	BRL	20,248	USD	6,312	4/02/15	(32,532)
UBS AG	USD	6,363	BRL	20,248	4/02/15	(19,041)
UBS AG	USD	33,345	AUD	41,584	4/16/15	(1,698,286)
UBS AG	USD	20,290	EUR	18,490	4/16/15	(404,988)
UBS AG	BRL	20,248	USD	6,311	5/05/15	18,605

						$(2,579,547)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate market value of these securities amounted to $5,018,544 or 0.7% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,212,754 and gross unrealized depreciation of investments was $(32,264,342), resulting in net unrealized appreciation of $42,948,412.
(g)	An amount of U.S.$243,258 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

March 31, 2015 (unaudited)

26.8%	Japan
15.4%	United Kingdom
13.0%	France
5.3%	Australia
4.9%	Netherlands
4.5%	Germany
4.3%	Italy
4.1%	Switzerland
2.2%	China
2.2%	Hong Kong
2.1%	Denmark
2.1%	Taiwan
2.1%	Israel
10.4%	Other
0.6%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Argentina, Belgium, Brazil, Finland, India, Norway, Portugal, South Africa, South Korea, and Turkey.

AB Variable Products Series Fund

International Value Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Financials	$2,635,204		$163,285,280			$–0	–	$165,920,484
Consumer Discretionary	13,478,437		111,657,361			– 0	–	125,135,798
Industrials	– 0	–	90,909,315			– 0	–	90,909,315
Health Care	– 0	–	57,281,022			– 0	–	57,281,022
Information Technology	– 0	–	52,086,987			– 0	–	52,086,987
Telecommunication Services	6,417,186		44,403,191			– 0	–	50,820,377
Energy	1,889,909		40,991,281			– 0	–	42,881,190
Materials	– 0	–	41,180,273			– 0	–	41,180,273
Consumer Staples	– 0	–	29,752,028			– 0	–	29,752,028
Utilities	– 0	–	20,157,863			– 0	–	20,157,863
Short-Term Investments	– 0	–	3,753,638			– 0	–	3,753,638
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	30,128,384		– 0	–		– 0	–	30,128,384

Total Investments in Securities	54,549,120		655,458,239	+		– 0	–	710,007,359
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	8,087,191			– 0	–	8,087,191
Liabilities:
Futures	– 0	–	(207)			– 0	–	(207)
Forward Currency Exchange Contracts	– 0	–	(10,666,738)			– 0	–	(10,666,738)

Total^	$54,549,120		$652,878,485		$	– 0	–	$707,427,605

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.1%
Technology - 24.4%
Computer Services, Software & Systems - 12.9%
ANSYS, Inc. (a)	81,072	$7,149,740
Aspen Technology, Inc. (a)	68,421	2,633,524
F5 Networks, Inc. (a)	29,200	3,356,248
Facebook, Inc.-Class A (a)	210,639	17,317,686
Google, Inc.-Class A (a)	7,080	3,927,276
Google, Inc.-Class C (a)	19,795	10,847,660
LinkedIn Corp.-Class A (a)	13,420	3,353,121
ServiceNow, Inc. (a)	45,401	3,576,691
Twitter, Inc. (a)	132,790	6,650,123

		58,812,069

Computer Technology - 6.7%
Apple, Inc.	243,464	30,294,226

Electronic Components - 1.3%
Amphenol Corp.-Class A	97,254	5,731,178

Semiconductors & Component - 3.5%
Altera Corp.	103,750	4,451,912
Linear Technology Corp.	114,066	5,338,289
NVIDIA Corp.	295,692	6,187,355

		15,977,556

		110,815,029

Consumer Discretionary - 23.1%
Auto Parts - 1.7%
Mobileye NV (a)	184,900	7,771,347

Cable Television Services - 1.6%
Comcast Corp.-Class A	129,040	7,286,889

Cosmetics - 0.6%
Estee Lauder Cos., Inc. (The)-Class A	33,490	2,785,028

Diversified Retail - 2.7%
Costco Wholesale Corp.	53,850	8,158,006
Dollar Tree, Inc. (a)	50,630	4,108,371

		12,266,377

Entertainment - 3.2%
Walt Disney Co. (The)	137,470	14,419,228

Leisure Time - 1.8%
Priceline Group, Inc. (The) (a)	7,010	8,160,692

Photography - 0.3%
GoPro, Inc.-Class A (a)(b)	32,896	1,428,015

Recreational Vehicles & Boats - 1.1%
Polaris Industries, Inc.	36,998	5,220,418

Restaurants - 2.4%
Starbucks Corp.	114,695	10,861,616

Company	Shares	U.S. $ Value
Specialty Retail - 5.2%
Home Depot, Inc. (The)	135,341	15,376,091
O’Reilly Automotive, Inc. (a)	20,290	4,387,510
Ulta Salon Cosmetics & Fragrance, Inc. (a)	24,970	3,766,724

		23,530,325

Textiles, Apparel & Shoes - 2.5%
NIKE, Inc.-Class B	112,390	11,276,089

		105,006,024

Health Care - 16.6%
Biotechnology - 4.0%
Biogen, Inc. (a)	42,775	18,061,316

Health Care Management Services - 3.7%
UnitedHealth Group, Inc.	144,341	17,074,097

Health Care Services - 0.7%
Premier, Inc.-Class A (a)	80,346	3,019,403

Health Care: Misc. - 1.2%
Quintiles Transnational Holdings, Inc. (a)	80,688	5,403,675

Medical & Dental Instruments & Supplies - 0.5%
Align Technology, Inc. (a)	43,214	2,324,265

Medical Equipment - 3.8%
Illumina, Inc. (a)	28,456	5,282,572
Intuitive Surgical, Inc. (a)	23,696	11,967,191

		17,249,763

Pharmaceuticals - 2.7%
Gilead Sciences, Inc. (a)	124,250	12,192,652

		75,325,171

Consumer Staples - 9.8%
Beverage: Soft Drinks - 2.9%
Monster Beverage Corp. (a)	96,196	13,313,045

Drug & Grocery Store Chains - 3.9%
CVS Health Corp.	172,014	17,753,565

Foods - 1.5%
Mead Johnson Nutrition Co.-Class A	68,620	6,898,369

Tobacco - 1.5%
Philip Morris International, Inc.	90,931	6,849,832

		44,814,811

Producer Durables - 8.5%
Aerospace - 1.4%
Rockwell Collins, Inc.	68,310	6,595,330

Air Transport - 0.9%
Alaska Air Group, Inc.	61,836	4,092,306

Diversified Manufacturing Operations - 1.6%
Danaher Corp.	88,602	7,522,310

Company	Shares	U.S. $ Value
Railroad Equipment - 1.2%
Wabtec Corp./DE	56,530	5,370,915

Scientific Instruments: Control & Filter - 1.2%
Pall Corp.	52,550	5,275,495

Scientific Instruments: Electrical - 0.7%
AMETEK, Inc.	58,701	3,084,151

Scientific Instruments: Gauges & Meters - 0.8%
Mettler-Toledo International, Inc. (a)	10,995	3,613,507

Truckers - 0.7%
JB Hunt Transport Services, Inc.	36,560	3,122,041

		38,676,055

Financial Services - 7.1%
Asset Management & Custodian - 1.8%
Affiliated Managers Group, Inc. (a)	18,687	4,013,594
BlackRock, Inc.-Class A	10,930	3,998,631

		8,012,225

Financial Data & Systems - 3.5%
Visa, Inc.-Class A	245,800	16,077,778

Securities Brokerage & Services - 1.8%
Intercontinental Exchange, Inc.	34,851	8,129,693

		32,219,696

Materials & Processing - 1.4%
Building Materials - 0.8%
Acuity Brands, Inc.	21,960	3,692,794

Fertilizers - 0.6%
Monsanto Co.	25,073	2,821,715

		6,514,509

Utilities - 1.4%
Utilities: Telecommunications - 1.4%
Level 3 Communications, Inc. (a)	116,420	6,268,053

Energy - 0.8%
Oil Well Equipment & Services - 0.8%
Schlumberger Ltd.	44,875	3,744,370

Total Common Stocks (cost $321,542,604)		423,383,718

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.3%
Time Deposit - 7.3%
State Street Time Deposit 0.01%, 4/01/15 (Cost $32,996,936)	$32,997	32,996,936

		U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $354,539,540)		456,380,654

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Exchange Reserves-Class I, 0.08% (c)(d) (cost $1,385,463)	1,385,463	1,385,463

Total Investments - 100.7% (cost $355,925,003) (e)		457,766,117
Other assets less liabilities - (0.7)%		(3,111,300)

Net Assets - 100.0%		$454,654,817

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $103,659,472 and gross unrealized depreciation of investments was $(1,818,358), resulting in net unrealized appreciation of $101,841,114.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$423,383,718		$	– 0	–	$	– 0	–	$423,383,718
Short-Term Investments	– 0	–		32,996,936			– 0	–	32,996,936
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,385,463			– 0	–		– 0	–	1,385,463

Total Investments in Securities	424,769,181			32,996,936			– 0	–	457,766,117
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$424,769,181			$32,996,936		$	– 0	–	$457,766,117

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Equity: Other - 33.1%
Diversified/Specialty - 19.9%
American Tower Corp.	20,660	$1,945,139
BioMed Realty Trust, Inc.	15,250	345,565
CBRE Group, Inc.-Class A (a)	15,420	596,908
Chambers Street Properties	31,810	250,663
ClubCorp Holdings, Inc.	32,274	624,825
Crown Castle International Corp.	15,460	1,276,068
Digital Realty Trust, Inc.	5,030	331,779
Duke Realty Corp.	41,350	900,189
Gramercy Property Trust, Inc.	29,328	823,237
Kennedy-Wilson Holdings, Inc.	10,590	276,823
Lexington Realty Trust (b)	41,370	406,667
Rayonier, Inc.	9,310	250,998
Regal Entertainment Group-Class A	36,190	826,579
Spirit Realty Capital, Inc.	59,509	718,869
Vornado Realty Trust	6,100	683,200
Weyerhaeuser Co.	17,199	570,147

		10,827,656

Health Care - 11.0%
HCP, Inc.	35,990	1,555,128
Health Care REIT, Inc.	16,241	1,256,404
LTC Properties, Inc.	26,390	1,213,940
Senior Housing Properties Trust	19,620	435,368
Ventas, Inc.	20,430	1,491,798

		5,952,638

Triple Net - 2.2%
EPR Properties	3,970	238,319
National Retail Properties, Inc.	13,000	532,610
Realty Income Corp. (b)	8,050	415,380

		1,186,309

		17,966,603

Retail - 24.1%
Regional Mall - 14.4%
General Growth Properties, Inc.	33,490	989,630
Macerich Co. (The)	7,750	653,558
Pennsylvania Real Estate Investment Trust	39,080	907,828
Simon Property Group, Inc.	19,610	3,836,500
Taubman Centers, Inc.	1,580	121,865
WP GLIMCHER, Inc.	77,843	1,294,529

		7,803,910

Shopping Center/Other Retail - 9.7%
American Realty Capital Properties, Inc.	45,610	449,258
DDR Corp.	48,423	901,636
Federal Realty Investment Trust	1,790	263,506
Kite Realty Group Trust	15,386	433,424
Pier 1 Imports, Inc.	6,034	84,355
Ramco-Gershenson Properties Trust	47,481	883,147
Regency Centers Corp.	6,300	428,652
Retail Opportunity Investments Corp.	51,630	944,829
Retail Properties of America, Inc.-Class A	14,000	224,420

Company	Shares	U.S. $ Value
Weingarten Realty Investors	18,450	663,831

		5,277,058

		13,080,968

Residential - 21.4%
Multi-Family - 14.4%
Apartment Investment & Management Co.-Class A	8,970	353,059
AvalonBay Communities, Inc.	6,840	1,191,870
Camden Property Trust	2,010	157,041
Equity Residential	19,850	1,545,521
Essex Property Trust, Inc.	5,820	1,338,018
Meritage Homes Corp. (a)	11,200	544,768
Mid-America Apartment Communities, Inc.	15,190	1,173,731
PulteGroup, Inc.	18,370	408,365
Sun Communities, Inc.	13,205	881,038
TRI Pointe Homes, Inc. (a)	14,424	222,563

		7,815,974

Self Storage - 5.7%
CubeSmart	21,380	516,327
Extra Space Storage, Inc.	19,210	1,298,020
Public Storage	5,410	1,066,527
Sovran Self Storage, Inc.	2,450	230,153

		3,111,027

Single Family - 0.9%
Fortune Brands Home & Security, Inc.	10,420	494,742

Student Housing - 0.4%
American Campus Communities, Inc.	4,400	188,628

		11,610,371

Lodging - 9.1%
Lodging - 9.1%
Ashford Hospitality Prime, Inc.	49,132	823,944
Ashford Hospitality Trust, Inc.	87,319	840,009
Ashford, Inc. (a)	769	91,326
Chesapeake Lodging Trust	11,140	376,866
Host Hotels & Resorts, Inc.	10,170	205,230
Intrawest Resorts Holdings, Inc. (a)	30,740	268,053
Pebblebrook Hotel Trust	11,630	541,609
RLJ Lodging Trust	26,140	818,443
Strategic Hotels & Resorts, Inc. (a)	10,920	135,736
Wyndham Worldwide Corp.	9,010	815,135

		4,916,351

Industrials - 4.8%
Industrial Warehouse Distribution - 4.8%
DCT Industrial Trust, Inc.	17,230	597,192
Granite Real Estate Investment Trust	23,970	838,231
Prologis, Inc.	27,132	1,181,870

		2,617,293

Company	Shares	U.S. $ Value
Office - 4.7%
Office - 4.7%
Boston Properties, Inc.	6,189	869,431
Corporate Office Properties Trust	5,950	174,811
Cousins Properties, Inc.	14,420	152,852
Government Properties Income Trust	5,570	127,274
Hudson Pacific Properties, Inc.	13,580	450,720
Kilroy Realty Corp.	3,710	282,591
Parkway Properties, Inc./Md	28,336	491,630

		2,549,309

Financial: Other - 1.3%
Financial: Other - 1.3%
HFF, Inc.-Class A	18,350	688,859

Total Common Stocks (cost $44,069,855)		53,429,754

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
State Street Time Deposit 0.01%, 4/01/15 (cost $776,179)	$776	776,179

Total Investments Before Security Lending Collateral for Securities Loaned 99.9% (cost $44,846,034)		54,205,933

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
Investment Companies - 1.5%
AB Exchange Reserves-Class I, 0.08% (c)(d) (cost $848,680)	848,680	848,680

Total Investments - 101.4% (cost $45,694,714) (e)		55,054,613
Other assets less liabilities - (1.4)%		(784,137)

Net Assets - 100.0%		$54,270,476

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,896,542 and gross unrealized depreciation of investments was $(536,643), resulting in net unrealized appreciation of $9,359,899.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AB Variable Products Series Fund

Real Estate Investment Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$53,429,754		$	– 0	–	$	– 0	–	$53,429,754
Short-Term Investments	– 0	–		776,179			– 0	–	776,179
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	848,680			– 0	–		– 0	–	848,680

Total Investments in Securities	54,278,434			776,179			– 0	–	55,054,613
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$54,278,434			$776,179		$	– 0	–	$55,054,613

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Information Technology - 30.4%
Electronic Equipment, Instruments & Components - 1.3%
Zebra Technologies Corp.-Class A (a)	12,386	$1,123,596

Internet Software & Services - 7.1%
Cimpress NV (a)	11,697	986,993
CoStar Group, Inc. (a)	5,509	1,089,845
Dealertrack Technologies, Inc. (a)	26,073	1,004,332
Envestnet, Inc. (a)	20,068	1,125,413
HomeAway, Inc. (a)	22,600	681,842
Pandora Media, Inc. (a)(b)	29,370	476,088
Shutterstock, Inc. (a)(b)	13,300	913,311

		6,277,824

IT Services - 0.7%
VeriFone Systems, Inc. (a)	17,959	626,590

Semiconductors & Semiconductor Equipment - 6.5%
Cavium, Inc. (a)	17,485	1,238,288
Intersil Corp.-Class A	44,233	633,416
Mellanox Technologies Ltd. (a)	20,529	930,785
Monolithic Power Systems, Inc.	18,655	982,186
Silicon Laboratories, Inc. (a)	14,710	746,827
Synaptics, Inc. (a)(b)	14,713	1,196,240

		5,727,742

Software - 14.8%
Aspen Technology, Inc. (a)	17,186	661,489
Blackbaud, Inc.	24,828	1,176,351
Fortinet, Inc. (a)	39,639	1,385,383
Guidewire Software, Inc. (a)	22,779	1,198,403
Infoblox, Inc. (a)	48,796	1,164,761
Proofpoint, Inc. (a)(b)	25,806	1,528,231
SolarWinds, Inc. (a)	27,496	1,408,895
SS&C Technologies Holdings, Inc.	20,237	1,260,765
Tableau Software, Inc.-Class A (a)	12,458	1,152,614
Take-Two Interactive Software, Inc. (a)	27,107	690,009
Ultimate Software Group, Inc. (The) (a)	8,957	1,522,287

		13,149,188

		26,904,940

Health Care - 25.4%
Biotechnology - 7.5%
Achillion Pharmaceuticals, Inc. (a)	33,621	331,503
Agios Pharmaceuticals, Inc. (a)(b)	3,384	319,111
Alder Biopharmaceuticals, Inc. (a)	12,629	364,473
Isis Pharmaceuticals, Inc. (a)	11,368	723,801
Karyopharm Therapeutics, Inc. (a)(b)	8,250	252,532
KYTHERA Biopharmaceuticals, Inc. (a)(b)	7,065	354,310
Otonomy, Inc. (a)	10,936	386,697

Company	Shares	U.S. $ Value
PTC Therapeutics, Inc. (a)	2,080	126,568
Puma Biotechnology, Inc. (a)	4,494	1,061,078
Receptos, Inc. (a)	3,939	649,502
Sage Therapeutics, Inc. (a)(b)	6,490	325,993
Synageva BioPharma Corp. (a)(b)	4,632	451,759
TESARO, Inc. (a)	10,861	623,421
Ultragenyx Pharmaceutical, Inc. (a)	6,121	380,053
Xencor, Inc. (a)	16,801	257,391

		6,608,192

Health Care Equipment & Supplies - 7.9%
Align Technology, Inc. (a)	14,975	805,430
Cardiovascular Systems, Inc. (a)	21,523	840,258
DexCom, Inc. (a)	18,998	1,184,335
HeartWare International, Inc. (a)	11,522	1,011,286
K2M Group Holdings, Inc. (a)	29,066	640,905
LDR Holding Corp. (a)	26,412	967,736
Neovasc, Inc. (a)	30,135	271,215
Nevro Corp. (a)	8,192	392,643
Sirona Dental Systems, Inc. (a)	10,219	919,608

		7,033,416

Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc. (a)	27,975	2,003,010
Premier, Inc.-Class A (a)	25,879	972,533
Team Health Holdings, Inc. (a)	24,590	1,438,761

		4,414,304

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	13,218	932,265
PAREXEL International Corp. (a)	4,926	339,845

		1,272,110

Pharmaceuticals - 3.6%
Akorn, Inc. (a)	18,191	864,254
Aratana Therapeutics, Inc. (a)	23,166	370,888
GW Pharmaceuticals PLC (ADR) (a)(b)	4,269	389,034
Jazz Pharmaceuticals PLC (a)	4,407	761,486
Pacira Pharmaceuticals, Inc./DE (a)	4,309	382,855
Tetraphase Pharmaceuticals, Inc. (a)	10,357	379,480

		3,147,997

		22,476,019

Industrials - 15.9%
Aerospace & Defense - 1.7%
Hexcel Corp.	29,506	1,517,199

Construction & Engineering - 1.7%
Dycom Industries, Inc. (a)	31,473	1,537,141

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	14,908	1,380,928

Machinery - 6.3%
Actuant Corp.-Class A	13,145	312,062
IDEX Corp.	14,188	1,075,876
Lincoln Electric Holdings, Inc.	16,861	1,102,541
Middleby Corp. (The) (a)	12,688	1,302,423
RBC Bearings, Inc.	10,870	831,990
Valmont Industries, Inc. (b)	7,999	982,917

		5,607,809

Marine - 1.2%
Kirby Corp. (a)	14,151	1,062,033

Road & Rail - 1.4%
Genesee & Wyoming, Inc.-Class A (a)	12,926	1,246,584

Trading Companies & Distributors - 2.0%
H&E Equipment Services, Inc.	40,403	1,009,671
United Rentals, Inc. (a)	8,396	765,379

		1,775,050

		14,126,744

Consumer Discretionary - 12.6%
Distributors - 1.7%
Pool Corp.	21,871	1,525,721

Diversified Consumer Services - 2.9%
Bright Horizons Family Solutions, Inc. (a)	22,885	1,173,314
Capella Education Co.	21,172	1,373,639

		2,546,953

Hotels, Restaurants & Leisure - 3.8%
Buffalo Wild Wings, Inc. (a)	7,802	1,414,035
Diamond Resorts International, Inc. (a)	30,089	1,005,875
Zoe’s Kitchen, Inc. (a)(b)	28,286	941,641

		3,361,551

Household Durables - 1.0%
Tempur Sealy International, Inc. (a)	15,027	867,659

Media - 0.9%
National CineMedia, Inc.	50,434	761,553

Multiline Retail - 1.0%
Tuesday Morning Corp. (a)	55,411	892,117

Specialty Retail - 1.3%
Cabela’s, Inc. (a)(b)	2,630	147,228
Five Below, Inc. (a)	29,144	1,036,652

		1,183,880

		11,139,434

Company	Shares	U.S. $ Value
Financials - 6.1%
Banks - 5.0%
City National Corp./CA	8,419	749,965
Iberiabank Corp.	14,556	917,465
PrivateBancorp, Inc.	9,238	324,900
Signature Bank/New York NY (a)	7,994	1,035,863
SVB Financial Group (a)	9,007	1,144,249
Western Alliance Bancorp (a)	8,385	248,531

		4,420,973

Capital Markets - 1.1%
Stifel Financial Corp. (a)	17,463	973,562

		5,394,535

Consumer Staples - 3.6%
Food & Staples Retailing - 2.7%
Chefs’ Warehouse, Inc. (The) (a)	31,073	696,967
Diplomat Pharmacy, Inc. (a)	16,146	558,329
Sprouts Farmers Market, Inc. (a)	32,942	1,160,547

		2,415,843

Food Products - 0.9%
Freshpet, Inc. (a)(b)	38,371	745,548

		3,161,391

Energy - 2.4%
Energy Equipment & Services - 1.4%
Dril-Quip, Inc. (a)	6,221	425,454
Oil States International, Inc. (a)	9,815	390,342
Superior Energy Services, Inc.	20,440	456,630

		1,272,426

Oil, Gas & Consumable Fuels - 1.0%
Laredo Petroleum, Inc. (a)(b)	40,653	530,115
Matador Resources Co. (a)	15,880	348,090

		878,205

		2,150,631

Materials - 2.3%
Chemicals - 1.6%
PolyOne Corp.	39,298	1,467,780

Construction Materials - 0.7%
Summit Materials, Inc.-Class A (a)	27,114	600,575

		2,068,355

Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
RingCentral, Inc.-Class A (a)(b)	63,563	974,421

Total Common Stocks (cost $73,269,758)		88,396,470

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit 0.01%, 4/01/15 (cost $584,461)	$584	584,461

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $73,854,219)		88,980,931

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 8.7%
Investment Companies - 8.7%
AB Exchange Reserves-Class I, 0.08% (c)(d) (cost $7,682,376)	7,682,376	7,682,376

Total Investments - 109.1% (cost $81,536,595) (e)		96,663,307
Other assets less liabilities - (9.1)%		(8,079,204)

Net Assets - 100.0%		$88,584,103

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,927,084 and gross unrealized depreciation of investments was $(1,800,372), resulting in net unrealized appreciation of $15,126,712.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

Small Cap Growth Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$88,396,470		$	– 0	–	$	– 0	–	$88,396,470
Short-Term Investments	– 0	–		584,461			– 0	–	584,461
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,682,376			– 0	–		– 0	–	7,682,376

Total Investments in Securities	96,078,846			584,461			– 0	–	96,663,307
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$96,078,846			$584,461		$	– 0	–	$96,663,307

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Financials - 27.8%
Banks - 9.0%
Associated Banc-Corp	260,530	$4,845,858
Comerica, Inc.	140,400	6,336,252
First Niagara Financial Group, Inc.	559,700	4,947,748
Huntington Bancshares, Inc./OH	809,730	8,947,516
Popular, Inc. (a)	230,950	7,942,371
Susquehanna Bancshares, Inc.	488,904	6,702,874
Synovus Financial Corp.	197,140	5,521,891
Webster Financial Corp.	162,850	6,033,593
Zions Bancorporation	334,340	9,027,180

		60,305,283

Capital Markets - 1.2%
E*TRADE Financial Corp. (a)	282,220	8,058,792

Consumer Finance - 1.2%
SLM Corp. (a)	878,690	8,154,243

Insurance - 8.3%
American Financial Group, Inc./OH	150,020	9,623,783
Aspen Insurance Holdings Ltd.	195,490	9,232,993
CNO Financial Group, Inc.	565,620	9,739,976
Hanover Insurance Group, Inc. (The)	125,260	9,091,371
StanCorp Financial Group, Inc.	140,180	9,616,348
Validus Holdings Ltd.	185,832	7,823,527

		55,127,998

Real Estate Investment Trusts (REITs) - 7.0%
DDR Corp.	337,710	6,288,160
DiamondRock Hospitality Co.	566,300	8,001,819
LTC Properties, Inc.	188,140	8,654,440
Medical Properties Trust, Inc.	527,900	7,781,246
Mid-America Apartment Communities, Inc.	72,240	5,581,985
Parkway Properties, Inc./Md	323,990	5,621,227
STAG Industrial, Inc.	193,370	4,548,062

		46,476,939

Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd. (a)	303,468	7,255,920

		185,379,175

Information Technology - 20.7%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc.	526,460	6,246,448
Finisar Corp. (a)(b)	229,590	4,899,451
Harris Corp.	98,350	7,746,046

		18,891,945

Electronic Equipment, Instruments & Components - 7.9%
Arrow Electronics, Inc. (a)	136,750	8,362,262
Avnet, Inc.	223,690	9,954,205
CDW Corp./DE	206,180	7,678,143
Insight Enterprises, Inc. (a)	257,364	7,340,021
Keysight Technologies, Inc. (a)	171,030	6,353,765

Company	Shares	U.S. $ Value
TTM Technologies, Inc. (a)	502,692	4,529,255
Vishay Intertechnology, Inc.	604,540	8,354,743

		52,572,394

IT Services - 3.7%
Amdocs Ltd.	161,700	8,796,480
Booz Allen Hamilton Holding Corp.	319,260	9,239,384
Genpact Ltd. (a)	275,310	6,400,958

		24,436,822

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)(b)	931,280	2,495,830
Fairchild Semiconductor International, Inc. (a)	532,960	9,689,213
Lam Research Corp.	110,430	7,756,051
Teradyne, Inc.	300,740	5,668,949

		25,610,043

Software - 1.1%
Electronic Arts, Inc. (a)	117,960	6,937,817

Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	322,040	9,503,401

		137,952,422

Consumer Discretionary - 18.4%
Auto Components - 3.4%
Dana Holding Corp.	261,460	5,532,494
Lear Corp.	73,480	8,143,053
Tenneco, Inc. (a)	153,340	8,804,783

		22,480,330

Automobiles - 1.3%
Thor Industries, Inc.	138,810	8,774,180

Hotels, Restaurants & Leisure - 1.4%
Bloomin’ Brands, Inc.	396,259	9,640,981

Household Durables - 3.0%
Helen of Troy Ltd. (a)	64,510	5,256,920
Meritage Homes Corp. (a)	198,380	9,649,203
PulteGroup, Inc.	242,890	5,399,445

		20,305,568

Multiline Retail - 2.7%
Big Lots, Inc.	207,040	9,944,131
Dillard’s, Inc.-Class A	58,030	7,921,676

		17,865,807

Specialty Retail - 5.8%
Brown Shoe Co., Inc.	199,830	6,554,424
Children’s Place, Inc. (The)	143,109	9,186,167
GameStop Corp.-Class A (b)	191,420	7,266,303
Office Depot, Inc. (a)	1,081,470	9,949,524
Pier 1 Imports, Inc.	409,580	5,725,928

		38,682,346

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	430,180	5,080,426

		122,829,638

Industrials - 13.2%
Aerospace & Defense - 1.3%
Spirit Aerosystems Holdings, Inc.-Class A (a)	169,000	8,823,490

Construction & Engineering - 3.5%
AECOM (a)	195,535	6,026,389
EMCOR Group, Inc.	97,742	4,542,071
Granite Construction, Inc.	182,001	6,395,515
Tutor Perini Corp. (a)	275,090	6,423,351

		23,387,326

Electrical Equipment - 1.9%
General Cable Corp.	230,130	3,965,140
Regal-Beloit Corp.	107,820	8,616,974

		12,582,114

Machinery - 3.0%
ITT Corp.	164,110	6,549,630
Oshkosh Corp.	160,650	7,838,114
Terex Corp.	200,260	5,324,913

		19,712,657

Professional Services - 0.2%
Korn/Ferry International	40,095	1,317,923

Road & Rail - 2.1%
Con-way, Inc.	134,810	5,949,165
Ryder System, Inc.	82,930	7,869,228

		13,818,393

Trading Companies & Distributors - 1.2%
WESCO International, Inc. (a)	118,170	8,258,901

		87,900,804

Utilities - 5.2%
Electric Utilities - 2.7%
PNM Resources, Inc.	322,000	9,402,400
Westar Energy, Inc.	218,085	8,452,975

		17,855,375

Gas Utilities - 2.5%
Southwest Gas Corp.	146,280	8,509,107
UGI Corp.	260,440	8,487,740

		16,996,847

		34,852,222

Materials - 4.2%
Chemicals - 1.8%
A Schulman, Inc.	174,280	8,400,296

Company	Shares	U.S. $ Value
Huntsman Corp.	153,650	3,406,421

		11,806,717

Containers & Packaging - 1.6%
Avery Dennison Corp.	107,140	5,668,777
Graphic Packaging Holding Co.	369,220	5,368,459

		11,037,236

Metals & Mining - 0.8%
Steel Dynamics, Inc.	267,450	5,375,745

		28,219,698

Health Care - 3.5%
Health Care Providers & Services - 3.5%
LifePoint Hospitals, Inc. (a)	105,965	7,783,129
Molina Healthcare, Inc. (a)	90,050	6,059,465
WellCare Health Plans, Inc. (a)	104,790	9,584,093

		23,426,687

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Bill Barrett Corp. (a)(b)	380,720	3,159,976
Rosetta Resources, Inc. (a)	318,250	5,416,615
SM Energy Co.	157,180	8,123,062

		16,699,653

Consumer Staples - 2.4%
Food Products - 2.4%
Dean Foods Co.	563,720	9,318,291
Ingredion, Inc.	89,190	6,940,766

		16,259,057

Total Common Stocks (cost $534,570,589)		653,519,356

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.5%
Time Deposit - 2.5%
State Street Time Deposit 0.01%, 4/01/15 (cost $16,474,106)	$16,474	16,474,106

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $551,044,695)		669,993,462

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
Investment Companies - 2.1%
AB Exchange Reserves-Class I, 0.08% (c)(d) (cost $13,858,631)	13,858,631	13,858,631

U.S. $ Value
Total Investments - 102.5% (cost $564,903,326) (e)	683,852,093
Other assets less liabilities - (2.5)%	(16,650,439)

Net Assets - 100.0%	$ 667,201,654

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $143,390,280 and gross unrealized depreciation of investments was $(24,441,513), resulting in net unrealized appreciation of $118,948,767.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund

Small/Mid Cap Value Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$653,519,356		$	– 0	–	$	– 0	–	$653,519,356
Short-Term Investments	– 0	–		16,474,106			– 0	–	16,474,106
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,858,631			– 0	–		– 0	–	13,858,631

Total Investments in Securities	667,377,987			16,474,106			– 0	–	683,852,093
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$667,377,987			$16,474,106		$	– 0	–	$683,852,093

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 27.0%
Banks - 10.1%
Bank of America Corp.	185,232	$2,850,720
Citigroup, Inc.	26,477	1,364,095
Citizens Financial Group, Inc.	34,749	838,493
Comerica, Inc.	16,000	722,080
Fifth Third Bancorp	19,800	373,230
JPMorgan Chase & Co.	12,191	738,531
KeyCorp	9,566	135,455
PNC Financial Services Group, Inc. (The)	4,845	451,748
Wells Fargo & Co.	61,300	3,334,720

		10,809,072

Capital Markets - 2.4%
Bank of New York Mellon Corp. (The)	13,500	543,240
Goldman Sachs Group, Inc. (The)	4,786	899,624
Morgan Stanley	15,717	560,940
State Street Corp.	7,300	536,769

		2,540,573

Consumer Finance - 4.7%
Capital One Financial Corp.	28,600	2,254,252
Discover Financial Services	23,800	1,341,130
SLM Corp. (a)	92,700	860,256
Springleaf Holdings, Inc. (a)(b)	10,210	528,572

		4,984,210

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc.-Class B (a)	8,100	1,168,992
Voya Financial, Inc.	5,319	229,302

		1,398,294

Insurance - 8.5%
ACE Ltd.	3,725	415,300
Allstate Corp. (The)	29,200	2,078,164
American Financial Group, Inc./OH	21,900	1,404,885
American International Group, Inc.	31,126	1,705,394
Aon PLC	12,533	1,204,672
Chubb Corp. (The)	2,632	266,095
Hanover Insurance Group, Inc. (The)	10,400	754,832
Progressive Corp. (The)	6,800	184,960
Travelers Cos., Inc. (The)	7,600	821,788
Unum Group	3,900	131,547
XL Group PLC	3,209	118,091

		9,085,728

		28,817,877

Health Care - 14.0%
Biotechnology - 1.0%
Gilead Sciences, Inc. (a)	10,606	1,040,767

Health Care Providers & Services - 5.9%
Aetna, Inc.	19,000	2,024,070
Anthem, Inc.	14,600	2,254,386
Quest Diagnostics, Inc.	8,926	685,963

Company	Shares	U.S. $ Value
UnitedHealth Group, Inc.	11,300	1,336,677

		6,301,096

Pharmaceuticals - 7.1%
Johnson & Johnson	28,300	2,846,980
Merck & Co., Inc.	26,806	1,540,809
Pfizer, Inc.	91,553	3,185,129

		7,572,918

		14,914,781

Consumer Discretionary - 14.0%
Auto Components - 1.7%
Lear Corp.	7,300	808,986
Magna International, Inc. (New York)-Class A	19,400	1,041,004

		1,849,990

Automobiles - 1.6%
Ford Motor Co.	107,119	1,728,901

Diversified Consumer Services - 0.5%
H&R Block, Inc.	16,493	528,930

Media - 1.9%
Time Warner, Inc.	23,852	2,014,063

Multiline Retail - 3.9%
Dillard’s, Inc.-Class A	8,403	1,147,094
Dollar General Corp. (a)	15,206	1,146,228
Kohl’s Corp.	17,643	1,380,565
Target Corp.	6,047	496,277

		4,170,164

Specialty Retail - 4.4%
Foot Locker, Inc.	22,636	1,426,068
GameStop Corp.-Class A (b)	27,651	1,049,632
L Brands, Inc.	1,693	159,633
Office Depot, Inc. (a)	87,215	802,378
Ross Stores, Inc.	5,083	535,545
Staples, Inc.	39,736	647,101

		4,620,357

		14,912,405

Information Technology - 12.6%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc.	48,434	574,670
Cisco Systems, Inc.	46,475	1,279,224

		1,853,894

Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc. (a)	7,400	452,510
Keysight Technologies, Inc. (a)	22,621	840,370

		1,292,880

IT Services - 1.5%
Booz Allen Hamilton Holding Corp.	14,300	413,842

Company	Shares	U.S. $ Value
Xerox Corp.	93,951	1,207,270

		1,621,112

Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	39,800	897,888
Intel Corp.	55,600	1,738,612

		2,636,500

Software - 3.8%
Electronic Arts, Inc. (a)	15,270	898,105
Microsoft Corp.	56,353	2,291,031
Oracle Corp.	18,907	815,837

		4,004,973

Technology Hardware, Storage & Peripherals - 1.9%
Hewlett-Packard Co.	65,947	2,054,909

		13,464,268

Energy - 10.9%
Energy Equipment & Services - 0.2%
National Oilwell Varco, Inc.	4,445	222,205

Oil, Gas & Consumable Fuels - 10.7%
Chevron Corp.	9,179	963,611
Exxon Mobil Corp.	42,903	3,646,755
Hess Corp.	25,838	1,753,625
Marathon Oil Corp.	8,200	214,102
Marathon Petroleum Corp.	8,262	845,946
Murphy Oil Corp.	19,071	888,709
Occidental Petroleum Corp.	22,200	1,620,600
Valero Energy Corp.	23,201	1,476,048

		11,409,396

		11,631,601

Utilities - 6.5%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	16,600	933,750
Edison International	29,313	1,831,183
FirstEnergy Corp.	4,547	159,418
Westar Energy, Inc.	17,000	658,920

		3,583,271

Gas Utilities - 1.5%
Atmos Energy Corp.	10,700	591,710
UGI Corp.	31,650	1,031,474

		1,623,184

Independent Power and Renewable Electricity Producers - 1.2%
Calpine Corp. (a)	58,414	1,335,928

Multi-Utilities - 0.4%
DTE Energy Co.	2,000	161,380

Company	Shares	U.S. $ Value
Public Service Enterprise Group, Inc.	5,800	243,136

		404,516

		6,946,899

Industrials - 6.2%
Aerospace & Defense - 1.3%
General Dynamics Corp.	3,500	475,055
L-3 Communications Holdings, Inc.	7,295	917,638

		1,392,693

Air Freight & Logistics - 0.2%
FedEx Corp.	988	163,464

Airlines - 2.7%
Delta Air Lines, Inc.	42,980	1,932,381
JetBlue Airways Corp. (a)	50,024	962,962

		2,895,343

Industrial Conglomerates - 1.2%
General Electric Co.	52,700	1,307,487

Machinery - 0.8%
ITT Corp.	20,781	829,370

		6,588,357

Consumer Staples - 3.8%
Beverages - 0.1%
Molson Coors Brewing Co.-Class B	1,600	119,120

Food & Staples Retailing - 0.5%
CVS Health Corp.	5,019	518,011

Food Products - 1.1%
Archer-Daniels-Midland Co.	7,000	331,800
Ingredion, Inc.	11,077	862,012

		1,193,812

Household Products - 1.3%
Energizer Holdings, Inc.	4,915	678,516
Procter & Gamble Co. (The)	8,500	696,490

		1,375,006

Tobacco - 0.8%
Altria Group, Inc.	16,022	801,420

		4,007,369

Materials - 2.6%
Chemicals - 2.4%
CF Industries Holdings, Inc.	4,243	1,203,654
LyondellBasell Industries NV-Class A	15,400	1,352,120

		2,555,774

Metals & Mining - 0.2%
Alcoa, Inc.	14,100	182,172

		2,737,946

Company	Shares	U.S. $ Value
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	6,273	204,814
CenturyLink, Inc.	6,200	214,210

		419,024

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC (Sponsored ADR)	29,500	964,060

		1,383,084

Total Common Stocks (cost $83,983,326)		105,404,587

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Time Deposit - 1.2%
State Street Time Deposit 0.01%, 4/01/15 (cost $1,222,980)	$1,223	1,222,980

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $85,206,306)		106,627,567

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Exchange Reserves-Class I, 0.08% (c)(d) (cost $1,292,361)	1,292,361	1,292,361

Total Investments - 101.3% (cost $86,498,667) (e)		107,919,928
Other assets less liabilities - (1.3)%		(1,366,435)

Net Assets - 100.0%		$106,553,493

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,642,835 and gross unrealized depreciation of investments was $(2,221,574), resulting in net unrealized appreciation of $21,421,261.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

Value Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$105,404,587		$	– 0	–	$	– 0	–	$105,404,587
Short-Term Investments	– 0	–		1,222,980			– 0	–	1,222,980
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,292,361			– 0	–		– 0	–	1,292,361

Total Investments in Securities	106,696,948			1,222,980			– 0	–	107,919,928
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$106,696,948			$1,222,980		$	– 0	–	$107,919,928

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 21, 2015